N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Apr. 30, 2025
Amendment Flag	false
C000068094 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.33%
	Investment options (Fund fees and expenses)[2]	0.30%	3.49%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $3,792
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.33%
	Investment options (Fund fees and expenses)[2]	0.30%	3.49%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $3,792
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.33%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.49%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.33%
	Investment options (Fund fees and expenses)[2]	0.30%	3.49%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $3,792
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,414
Highest Annual Cost [Dollars]	$ 3,792
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts –Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
N/A

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2024 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.49%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. In addition, this Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Underlying Funds. If these arrangements were taken into consideration, the expenses would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$9,393	$17,391	$25,402	$49,130
1.05%	$9,198	$16,822	$24,481	$47,504
0.85%	$9,003	$16,252	$23,552	$45,844
0.75%	$8,906	$15,965	$23,084	$45,002
0.65%	$8,808	$15,678	$22,615	$44,151
0.50%	$8,662	$15,247	$21,907	$42,857
0.35%	$8,516	$14,814	$21,194	$41,544
0.15%	$8,321	$14,234	$20,236	$39,762
0.00%	$8,175	$13,798	$19,513	$38,402

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,889	$14,682	$24,497	$49,130
1.05%	$4,684	$14,095	$23,565	$47,504
0.85%	$4,479	$13,505	$22,626	$45,844
0.75%	$4,376	$13,210	$22,153	$45,002
0.65%	$4,274	$12,913	$21,678	$44,151
0.50%	$4,120	$12,468	$20,962	$42,857
0.35%	$3,966	$12,021	$20,241	$41,544
0.15%	$3,761	$11,422	$19,273	$39,762
0.00%	$3,607	$10,972	$18,542	$38,402

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,889	$14,682	$24,497	$49,130
1.05%	$4,684	$14,095	$23,565	$47,504
0.85%	$4,479	$13,505	$22,626	$45,844
0.75%	$4,376	$13,210	$22,153	$45,002
0.65%	$4,274	$12,913	$21,678	$44,151
0.50%	$4,120	$12,468	$20,962	$42,857
0.35%	$3,966	$12,021	$20,241	$41,544
0.15%	$3,761	$11,422	$19,273	$39,762
0.00%	$3,607	$10,972	$18,542	$38,402

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50
Other Annual Expense, Minimum [Dollars]	$ 50
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.49%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	3.49%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$9,393	$17,391	$25,402	$49,130
1.05%	$9,198	$16,822	$24,481	$47,504
0.85%	$9,003	$16,252	$23,552	$45,844
0.75%	$8,906	$15,965	$23,084	$45,002
0.65%	$8,808	$15,678	$22,615	$44,151
0.50%	$8,662	$15,247	$21,907	$42,857
0.35%	$8,516	$14,814	$21,194	$41,544
0.15%	$8,321	$14,234	$20,236	$39,762
0.00%	$8,175	$13,798	$19,513	$38,402

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,393
Surrender Expense, 1 Year, Minimum [Dollars]	8,175
Surrender Expense, 3 Years, Maximum [Dollars]	17,391
Surrender Expense, 3 Years, Minimum [Dollars]	13,798
Surrender Expense, 5 Years, Maximum [Dollars]	25,402
Surrender Expense, 5 Years, Minimum [Dollars]	19,513
Surrender Expense, 10 Years, Maximum [Dollars]	49,130
Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,402
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,889	$14,682	$24,497	$49,130
1.05%	$4,684	$14,095	$23,565	$47,504
0.85%	$4,479	$13,505	$22,626	$45,844
0.75%	$4,376	$13,210	$22,153	$45,002
0.65%	$4,274	$12,913	$21,678	$44,151
0.50%	$4,120	$12,468	$20,962	$42,857
0.35%	$3,966	$12,021	$20,241	$41,544
0.15%	$3,761	$11,422	$19,273	$39,762
0.00%	$3,607	$10,972	$18,542	$38,402

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,889
Annuitized Expense, 1 Year, Minimum [Dollars]	3,607
Annuitized Expense, 3 Years, Maximum [Dollars]	14,682
Annuitized Expense, 3 Years, Minimum [Dollars]	10,972
Annuitized Expense, 5 Years, Maximum [Dollars]	24,497
Annuitized Expense, 5 Years, Minimum [Dollars]	18,542
Annuitized Expense, 10 Years, Maximum [Dollars]	49,130
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 38,402
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,889	$14,682	$24,497	$49,130
1.05%	$4,684	$14,095	$23,565	$47,504
0.85%	$4,479	$13,505	$22,626	$45,844
0.75%	$4,376	$13,210	$22,153	$45,002
0.65%	$4,274	$12,913	$21,678	$44,151
0.50%	$4,120	$12,468	$20,962	$42,857
0.35%	$3,966	$12,021	$20,241	$41,544
0.15%	$3,761	$11,422	$19,273	$39,762
0.00%	$3,607	$10,972	$18,542	$38,402

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,889
No Surrender Expense, 1 Year, Minimum [Dollars]	3,607
No Surrender Expense, 3 Years, Maximum [Dollars]	14,682
No Surrender Expense, 3 Years, Minimum [Dollars]	10,972
No Surrender Expense, 5 Years, Maximum [Dollars]	24,497
No Surrender Expense, 5 Years, Minimum [Dollars]	18,542
No Surrender Expense, 10 Years, Maximum [Dollars]	49,130
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,402
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.
		Standard	None	•The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.
		Standard	None	•The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A	1.09%	9.61%	8.36%	7.18%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A	0.80%	2.31%	-0.10%	1.54%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A*	1.42%	7.47%	4.93%	4.50%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	AB Growth Fund - Class A	1.12%	31.70%	15.96%	15.46%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.90%	8.62%	3.41%	4.22%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A*	1.23%	4.80%	3.95%	3.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	AB Large Cap Value Fund - Class A (Effective 10/1/24, AB Value Fund was renamed AB Large Cap Value Fund)	0.89%	15.58%	10.30%	6.80%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A*	1.04%	-0.32%	2.93%	4.01%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.24%	49.59%	17.62%	15.30%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I*	1.25%	20.02%	10.30%	9.74%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.41%	7.77%	3.70%	7.55%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	10.66%	6.49%	5.41%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A*	0.70%	1.40%	-0.37%	1.10%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	3.37%	-0.92%	2.88%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Allspring International Equity Fund - Class A*	1.15%	0.05%	2.49%	3.61%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	17.68%	5.06%	7.08%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Large Blend	American Century Equity Growth Fund - Class A	0.91%	24.42%	11.33%	10.06%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Equity Income Fund - Class A	1.18%	10.26%	5.34%	7.55%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Focused Large Cap Value Fund - Class A	1.09%	10.87%	7.44%	7.43%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A	0.80%	0.24%	-1.27%	0.18%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Growth Fund - Class A*	1.14%	25.92%	16.11%	14.68%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A	1.25%	24.55%	11.10%	10.65%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Blend	American Century Small Company Fund - Class A	1.11%	4.16%	6.73%	5.64%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market-Taxable	American Century U.S. Government Money Market Fund - Class A	0.71%	4.62%	2.05%	1.48%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds AMCAP Fund® - Class R3	0.98%	20.73%	10.79%	10.57%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Moderate Allocation	American Funds American Balanced Fund® - Class R3	0.89%	14.57%	7.77%	7.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds American Mutual Fund® - Class R3	0.91%	14.57%	9.10%	8.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3	0.91%	9.89%	5.45%	5.18%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income Fund℠ - Class R3	1.06%	13.53%	8.21%	7.87%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Fundamental Investors Fund℠ - Class R3	0.92%	22.63%	12.31%	11.63%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds New Perspective Fund® - Class R3	1.06%	16.39%	10.75%	10.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3	1.22%	6.20%	4.39%	5.87%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3*	0.89%	0.86%	-0.01%	1.22%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3	0.94%	28.02%	14.58%	13.29%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3	0.91%	10.52%	6.22%	6.34%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds The Investment Company of America® - Class R3	0.91%	24.54%	13.81%	11.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds The New Economy Fund® - Class R3	1.06%	23.26%	10.55%	10.86%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3	0.91%	18.57%	11.68%	10.96%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Mid-Cap Blend	AMG GW&K Small/Mid Cap Core Fund - Class N*	1.07%	10.62%	9.90%	8.46%
	Adviser: AMG Funds LLC
	Subadviser: GW&K Investment Management, LLC
US Fund Large Growth	Ave Maria Growth Fund	0.92%	14.91%	10.41%	11.86%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.92%	14.42%	10.36%	9.69%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.94%	21.52%	11.73%	8.01%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares*	0.73%	25.33%	13.93%	12.08%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*	0.87%	32.07%	16.79%	14.45%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.75%	13.77%	6.77%	8.13%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	31.53%	15.53%	14.57%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	9.55%	7.98%	8.81%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.09%	9.00%	5.74%	5.23%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	10.11%	5.92%	6.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	11.47%	6.93%	7.24%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	13.63%	8.03%	8.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	15.25%	8.86%	8.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	16.14%	9.12%	8.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	16.76%	9.42%	8.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares *	0.84%	16.82%	9.21%	9.52%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares *	0.84%	16.29%	9.15%	10.00%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	-5.81%	-5.81%	-5.81%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	8.12%	4.30%	4.80%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares*	1.00%	9.11%	9.59%	8.59%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares*	1.05%	12.19%	8.33%	11.82%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	24.52%	14.10%	12.61%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	1.02%	-0.71%	0.91%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares (Closed to Contracts issued on or about 6/1/2014)	0.51%	13.42%	9.80%	9.16%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	24.40%	13.95%	12.54%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	8.26%	7.88%	8.45%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	30.16%	14.43%	11.57%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	12.19%	6.66%	6.58%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A*	0.73%	2.81%	0.75%	1.96%
	Adviser: Calvert Research and Management
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Calvert Equity Fund - Class A	0.90%	8.39%	11.04%	12.44%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Corporate Bond	Calvert Income Fund - Class A	0.95%	4.53%	1.07%	2.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	22.45%	12.58%	11.75%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Blend	ClearBridge Growth Fund - Class FI	1.16%	12.12%	5.86%	5.79%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.16%	9.85%	6.82%	7.23%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI	1.20%	4.10%	5.22%	7.80%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class FI* (Effective 3/1/24, ClearBridge Value Trust was renamed ClearBridge Value Fund)	1.14%	15.00%	12.76%	9.57%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	14.15%	5.18%	7.59%
	Adviser: Columbia Wanger Asset Management LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Columbia Acorn® International Select Fund - Class A*	1.14%	-0.30%	-0.56%	4.34%
	Adviser: Columbia Wanger Asset Management LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.99%	23.05%	14.77%	12.48%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A	0.98%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A*	1.05%	24.46%	13.95%	12.72%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Value	Columbia Large Cap Value Fund - Institutional Class* (Closed to Contracts issued on or about 12/31/2010)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)	0.72%	15.78%	9.61%	9.21%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.15%	12.86%	9.62%	8.22%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)	0.90%	13.16%	9.92%	8.49%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Select Small Cap Value Fund - Institutional Class* (Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)	0.97%	12.74%	9.26%	7.03%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A*	1.25%	26.33%	20.48%	19.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A	1.18%	26.79%	20.31%	19.70%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*	1.20%	8.64%	10.79%	8.80%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Financial	Davis Financial Fund - Class A	0.95%	29.55%	11.02%	10.13%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Davis New York Venture Fund - Class A	0.92%	17.51%	9.58%	9.77%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares	0.98%	21.87%	13.00%	10.14%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSGA Funds Management Inc
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.90%	26.04%	15.18%	14.35%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A	1.02%	13.45%	5.49%	8.00%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A*	1.16%	10.60%	0.28%	1.83%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: DWS International GmbH
US Fund Foreign Large Growth	DWS International Growth Fund - Class A*	1.12%	9.07%	3.20%	4.57%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	13.33%	9.66%	11.74%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.98%	19.46%	8.79%	8.29%
	Adviser: Eaton Vance Management
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.98%	7.08%	3.98%	4.58%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.03%	11.49%	8.26%	8.39%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A*	1.17%	3.52%	6.45%	6.94%
	Adviser: Eaton Vance Management
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Aggressive Allocation	Empower Aggressive Profile Fund - Investor Class	1.16%	11.94%	8.25%	8.37%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class	0.50%	0.82%	-0.89%	0.81%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
US Fund Conservative Allocation	Empower Conservative Profile Fund - Investor Class*	0.77%	5.09%	3.35%	3.71%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class*	0.70%	1.53%	-0.44%	1.27%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class	0.80%	2.99%	0.56%	1.68%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class*	1.00%	2.87%	4.02%	4.21%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class*	0.90%	21.28%	13.31%	12.45%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class*	1.26%	9.85%	1.35%	-0.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Lazard Asset Management LLC;
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class*	0.98%	7.64%	3.92%	4.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Inflation-Protected Bond	Empower Inflation-Protected Securities Fund - Investor Class*	0.70%	2.80%	2.02%	2.29%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class*	1.20%	4.05%	2.83%	4.93%
	Adviser: Empower Capital Management, LLC
	Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.61%	2.92%	4.19%	4.76%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Foreign Large Value	Empower International Value Fund - Investor Class	1.07%	5.46%	5.13%	6.35%
	Adviser: Empower Capital Management, LLC
	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class*	0.98%	25.44%	17.09%	15.41%
	Adviser: ECM Asset Management Limited
	Subadviser: JPMorgan Investment Management Inc.;Amundi Asset Management US;
US Fund Large Value	Empower Large Cap Value Fund - Investor Class*	0.96%	15.38%	10.30%	9.16%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class*	0.77%	6.43%	4.40%	4.87%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class*	0.79%	6.95%	4.65%	5.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class*	0.82%	7.33%	5.06%	5.65%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class*	0.85%	8.06%	5.57%	7.08%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class*	0.88%	9.19%	6.26%	6.83%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class*	0.90%	10.19%	6.89%	8.44%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class	0.91%	10.82%	7.29%	7.59%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class	0.92%	11.14%	7.42%	8.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class	0.93%	11.10%	7.35%	7.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class	0.93%	10.90%	7.26%	9.05%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class*	1.15%	15.68%	8.80%	8.09%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Empower Moderate Profile Fund - Investor Class*	0.91%	7.95%	5.78%	5.89%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	1.01%	9.34%	6.63%	6.74%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Empower Moderately Conservative Profile Fund - Investor Class*	0.83%	6.45%	4.52%	4.78%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class*	0.90%	5.14%	2.03%	2.85%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class	0.51%	24.33%	13.94%	12.50%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.55%	13.27%	9.72%	9.06%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class*	0.56%	7.94%	7.77%	8.38%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class*	0.59%	4.24%	1.98%	2.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class*	1.19%	10.49%	8.26%	10.05%
	Adviser: ECM Asset Management Limited
	Subadviser: Peregrine Capital Management,LLC;Lord Abbett Equity Trust;
US Fund Small Value	Empower Small Cap Value Fund - Investor Class*	1.09%	8.21%	9.11%	7.97%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	1.02%	9.05%	7.55%	10.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Investment Management,Inc.
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class*	0.59%	0.76%	-0.84%	0.64%
	Adviser: Empower Capital Management, LLC
	Subadviser: Western Asset Management Company, LLC
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A*	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A*	1.12%	12.86%	7.82%	6.49%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R*	1.96%	16.41%	4.17%	8.96%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A*	1.15%	33.04%	16.16%	13.03%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M	1.24%	26.08%	13.85%	9.91%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M	1.28%	5.85%	1.51%	3.23%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Large Blend	Fidelity Advisor® Stock Selector All Cap Fund - Class M	0.98%	19.20%	12.88%	11.44%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.84%	8.06%	3.83%	4.06%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.85%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.85%	15.14%	8.39%	7.76%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Franklin Growth Fund - Class A	0.79%	17.85%	12.39%	12.37%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1*	0.61%	7.12%	6.04%	5.50%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.84%	11.80%	6.25%	6.00%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A	1.02%	7.52%	5.68%	6.64%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.21%	4.57%	6.36%	6.00%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	11.23%	5.87%	5.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	11.31%	8.33%	8.05%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.85%	2.00%	-0.51%	0.90%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	6.63%	3.80%	3.49%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A*	0.82%	0.45%	-1.09%	0.35%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.99%	6.54%	2.63%	3.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	16.83%	9.61%	7.70%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	11.82%	9.50%	7.63%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.25%	7.43%	5.41%	5.99%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A*	1.24%	12.14%	8.40%	9.35%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	10.94%	7.83%	7.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	6.12%	4.12%	5.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	20.57%	10.33%	10.00%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.80%	20.92%	10.66%	10.33%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	8.16%	3.25%	3.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.75%	8.47%	3.55%	3.91%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)	0.84%	25.10%	12.51%	12.42%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4	1.03%	12.09%	10.31%	10.08%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	12.42%	10.48%	10.28%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	8.57%	6.54%	8.80%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.09%	15.23%	7.31%	6.79%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.78%	15.56%	7.63%	7.12%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	1.13%	41.84%	16.80%	14.90%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Health	Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	1.31%	-0.04%	4.27%	7.15%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	0.19%	4.41%	7.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	6.19%	3.45%	4.28%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation-Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	1.89%	2.13%	1.99%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.18%	10.85%	8.61%	7.69%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.07%	11.89%	5.41%	5.35%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.77%	12.20%	5.72%	5.68%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.89%	12.84%	5.58%	7.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	1.29%	11.34%	6.63%	7.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	11.61%	7.07%	8.00%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	0.74%	2.01%	0.04%	1.58%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)	0.44%	2.24%	0.30%	1.90%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.75%	2.07%	0.02%	1.72%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	4.91%	2.01%	1.52%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.96%	34.73%	15.76%	14.02%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.40%	5.48%	7.07%	2.25%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.81%	15.03%	11.48%	9.47%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.05%	24.12%	9.98%	11.21%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	11.37%	7.49%	7.46%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.77%	11.81%	8.05%	7.11%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Europe Stock	Invesco EQV European Equity Fund - Class A	1.41%	-0.75%	1.19%	3.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	0.31%	2.82%	3.95%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.05%	16.28%	9.26%	9.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	-7.47%	-2.40%	5.96%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A	1.05%	3.28%	-0.18%	1.43%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.10%	13.06%	5.74%	8.45%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	16.22%	10.13%	8.81%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.04%	1.93%	-1.38%	0.85%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A	1.29%	-2.53%	1.02%	4.15%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	27.39%	14.32%	11.32%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Invesco Main Street Fund® - Class A	0.80%	23.64%	12.13%	11.19%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.06%	17.07%	9.04%	7.99%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Invesco Multi-Asset Income Fund - Class A*	0.95%	6.13%	-0.33%	3.00%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Capital Management LLC
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.25%	1.74%	0.92%	3.94%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.98%	19.45%	11.99%	9.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.26%	17.79%	10.63%	7.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.17%	16.19%	7.27%	8.17%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.12%	24.53%	19.29%	11.76%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.07%	30.10%	16.77%	10.86%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.92%	7.87%	8.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	14.81%	9.60%	11.79%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.01%	27.73%	14.87%	15.01%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.14%	12.86%	6.75%	7.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.30%	5.52%	6.81%	5.12%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.75%	1.82%	-0.03%	1.37%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	33.52%	19.67%	17.30%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.25%	9.75%	6.98%	8.42%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	12.45%	5.29%	9.65%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	8.72%	8.18%	6.40%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective on or about 4/25/25, this fund will merge into the JP Morgan SmartRetirement® Income Fund)	0.75%	7.76%	3.70%	4.51%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	8.25%	4.44%	5.20%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	9.66%	5.41%	5.97%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	11.58%	6.88%	6.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	12.80%	7.72%	7.49%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	13.70%	8.38%	7.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.50%	7.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.20%	8.50%	7.94%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.49%	9.24%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.86%	14.14%	13.69%	13.69%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	7.83%	3.70%	4.12%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.01%	13.37%	10.51%	9.80%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM*	1.15%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A	0.69%	17.30%	7.89%	8.26%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Lord Abbett Bond-Debenture Fund, Inc. - Class A	0.84%	6.77%	2.05%	3.82%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A	0.94%	21.89%	7.26%	8.53%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A	0.90%	22.33%	12.30%	11.17%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.95%	20.59%	10.34%	8.81%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.97%	9.28%	5.38%	4.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.19%	13.62%	8.69%	7.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Global Allocation	Macquarie Asset Strategy Fund - Class Y (Effective 12/31/24 Delaware Asset Strategy Fund was renamed Macquarie Asset Strategy Fund)	1.06%	13.96%	8.05%	5.69%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Macquarie Diversified Income Fund - Class A* (Effective 12/31/24, Delaware Diversified Income Fund was renamed Macquarie Diversified Income Fund)	0.67%	1.89%	0.37%	1.74%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Long-Term Bond	Macquarie Extended Duration Bond Fund - Class A* (Effective 12/31/24, Delaware Extended Duration Bond Fund was renamed Macquarie Extended Duration Bond Fund)	0.81%	-1.55%	-2.18%	1.46%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Large Growth	Macquarie Large Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Large Cap Growth Fund was renamed Macquarie Large Cap Growth Fund)	0.89%	23.95%	16.23%	15.24%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	Macquarie Natural Resources Fund - Class Y* (Effective 12/31/24, Delaware Natural Resources Fund was renamed Macquarie Natural Resources Fund)	1.36%	-0.47%	5.72%	0.99%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Technology	Macquarie Science & Technology Fund - Class Y (Effective 12/31/24, Delaware Science & Technology Fund was renamed Macquarie Science & Technology Fund)	1.16%	31.35%	14.42%	13.85%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Small Growth	Macquarie Small Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Small Cap Growth Fund was renamed Macquarie Small Cap Growth Fund)	1.13%	14.25%	6.17%	8.23%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.71%	19.64%	11.54%	11.25%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.10%	34.62%	15.65%	15.11%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MassMutual Core Bond Fund - Class R4*	0.79%	3.39%	0.08%	1.37%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC;Baring International Investment Ltd;
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4	1.04%	36.15%	16.51%	14.45%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.09%	16.80%	9.47%	8.85%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4	1.21%	9.30%	8.94%	9.64%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
US Fund Global Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	15.36%	8.82%	9.20%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4*	1.53%	-2.55%	3.42%	4.31%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	10.96%	7.50%	9.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	0.13%	4.20%	4.99%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*	0.99%	7.68%	4.12%	4.51%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*	0.99%	7.98%	4.45%	4.82%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*	1.00%	8.23%	4.81%	5.11%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*	1.03%	8.62%	5.15%	5.45%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*	1.04%	9.17%	5.72%	5.92%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*	1.07%	10.21%	6.44%	6.50%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*	1.09%	11.28%	7.22%	7.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*	1.10%	12.55%	7.94%	7.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*	1.12%	13.30%	8.42%	8.01%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*	1.13%	13.53%	8.52%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*	1.14%	13.65%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*	1.14%	13.63%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*	0.99%	7.33%	4.19%	4.56%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4*	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC;Baring International Investment Ltd;
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.30%	14.90%	8.78%	9.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4*	1.10%	12.46%	10.12%	8.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Small Value	MassMutual Small Company Value Fund - Class R4*	1.31%	9.30%	7.37%	6.51%
	Adviser: MML Investment Advisers, LLC
	Subadviser: AllianceBernstein L.P.;American Century Investment Management;
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4*	0.78%	0.29%	-0.71%	0.98%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Metropolitan West Asset Management, LLC.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)	0.89%	20.08%	12.62%	12.24%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.76%	0.33%	-1.00%	0.39%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MFS® Growth Fund - Class R3*	0.83%	31.34%	14.68%	14.82%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.05%	7.19%	5.09%	7.44%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.28%	6.06%	4.44%	8.71%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.98%	2.83%	3.87%	5.08%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Technology	MFS® Technology Fund - Class R3*	1.13%	36.47%	17.27%	17.59%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	2.20%	0.16%	1.55%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	7.60%	6.03%	6.32%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Utilities	MFS® Utilities Fund - Class R3*	1.00%	11.35%	5.71%	6.11%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	11.64%	7.95%	8.54%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	24.15%	13.83%	12.41%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Northern Trust Investments Inc
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A	1.07%	27.95%	14.06%	11.41%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.24%	15.06%	8.42%	7.09%
	Adviser: North Square Investments, LLC
	Subadviser: NSI Retail Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class (formerly TIAA-CREF Bond Index Fund)	0.32%	1.07%	-0.63%	0.98%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.92%	17.25%	11.02%	10.62%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class (formerly TIAA-CREF Equity Index Fund)	0.30%	23.42%	13.55%	12.23%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	4.33%	5.79%	4.88%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large-Cap Growth Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Growth Index Fund)	0.30%	32.95%	18.61%	16.41%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large-Cap Value Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Value Index Fund)	0.30%	14.02%	8.40%	8.18%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	8.72%	7.98%	6.88%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.05%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A	1.04%	11.64%	10.04%	9.61%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A	1.26%	0.80%	11.67%	3.80%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A	1.67%	7.38%	0.70%	3.29%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.90%	2.18%	1.72%	1.89%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class	1.07%	2.05%	-0.56%	1.15%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.85%	2.26%	-0.11%	1.37%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A	1.01%	17.41%	14.14%	13.29%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund High Yield Bond	Pioneer High Yield Fund - Class A*	1.10%	8.35%	3.06%	4.13%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Putnam Core Equity Fund - Class A	0.98%	26.15%	15.65%	13.05%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	7.85%	3.32%	4.17%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A	1.59%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.88%	19.01%	12.31%	10.75%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A	1.21%	22.98%	12.86%	12.02%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.53%	9.69%	8.82%	7.99%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	3.25%	7.03%	5.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R	1.25%	11.27%	7.99%	7.81%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R	1.16%	28.93%	12.53%	13.09%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class	0.99%	7.99%	4.49%	4.90%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class	1.00%	8.32%	4.88%	5.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class	1.02%	8.61%	5.22%	5.86%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class	1.04%	9.19%	5.81%	6.44%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class	1.06%	10.19%	6.53%	7.05%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class	1.09%	11.34%	7.31%	7.62%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class	1.10%	12.58%	8.02%	8.11%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class	1.11%	13.35%	8.53%	8.43%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class	1.13%	13.63%	8.65%	8.50%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class	1.14%	13.73%	8.62%	8.47%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class	1.14%	13.63%	8.60%	8.47%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	T. Rowe Price Retirement 2065 Fund - R Class	1.14%	13.70%	10.52%	10.52%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class	0.99%	7.31%	4.25%	4.56%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A*	1.39%	7.39%	0.96%	3.96%
	Adviser: Templeton Asset Management Ltd.
	Subadviser: Franklin Templeton Inv Mgmt Ltd
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	-2.48%	3.35%	3.19%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	0.97%	-11.95%	-5.14%	-2.03%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	5.42%	4.59%	3.97%
	Adviser: Templeton Global Advisors Limited
	Subadviser: Templeton Asset Management Ltd.
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010)	1.36%	11.05%	6.80%	6.23%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4*	1.16%	11.27%	7.02%	6.44%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010)	1.31%	19.48%	6.71%	8.16%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4*	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R3*	1.46%	19.61%	4.90%	7.03%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4*	1.36%	19.70%	5.00%	7.13%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A*	1.29%	11.60%	9.85%	8.72%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Global Allocation	UBS Global Allocation Fund - Class A*	1.42%	8.21%	3.80%	4.35%
	Adviser: UBS Asset Management (Americas) LLC
	Subadviser: N/A
US Fund Moderate Allocation	UBS U.S. Allocation Fund - Class A	1.04%	13.73%	8.82%	7.95%
	Adviser: UBS Asset Management (Americas) Inc
	Subadviser: N/A
US Fund Large Blend	Victory Diversified Stock Fund - Class A	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Victory Pioneer Equity Income Fund - Class A (effective 4/2/25, Pioneer Equity Income Fund was renamed Victory Pioneer Equity Fund as a result of a reorganization)	1.00%	11.25%	6.56%	7.99%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Pioneer Fund - Class A (effective 4/2/25, Pioneer Fund was renamed Victory Pioneer Fund as a result of a reorganization)	0.93%	22.58%	15.01%	13.13%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A (effective 4/2/25, Pioneer Global Sustainable Equity Fund was renamed Victory Pioneer Global Equity Fund as a result of a reorganization)	1.15%	11.46%	11.32%	8.74%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (effective 4/2/25, Pioneer Mid Cap Value Fund was renamed Victory Pioneer Mid Cap Value Fund as a result of a reorganization)	1.17%	10.47%	9.00%	6.87%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009)(effective 4/2/25, Pioneer Select Mid Cap Growth Fund was renamed Victory Pioneer Select Mid Cap Growth Fund as a result of a reorganization)	0.99%	23.84%	8.66%	9.88%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A (effective 4/2/25, Pioneer Strategic Income Fund was renamed Victory Pioneer Strategic Income Fund as a result of a reorganization)	1.11%	4.31%	1.45%	2.63%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A	1.37%	27.09%	14.55%	10.71%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.90%	9.87%	10.72%	10.42%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.26%	5.23%	7.28%	8.96%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	10.26%	7.00%	7.58%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.30%	9.76%	5.72%	7.24%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A	1.36%	8.67%	7.30%	6.82%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.02%	4.94%	6.22%	6.38%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	-2.60%	0.83%	0.55%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*	1.17%	5.65%	5.23%	4.81%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6776

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A	1.09%	9.61%	8.36%	7.18%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A	0.80%	2.31%	-0.10%	1.54%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A*	1.42%	7.47%	4.93%	4.50%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	AB Growth Fund - Class A	1.12%	31.70%	15.96%	15.46%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.90%	8.62%	3.41%	4.22%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A*	1.23%	4.80%	3.95%	3.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	AB Large Cap Value Fund - Class A (Effective 10/1/24, AB Value Fund was renamed AB Large Cap Value Fund)	0.89%	15.58%	10.30%	6.80%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A*	1.04%	-0.32%	2.93%	4.01%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.24%	49.59%	17.62%	15.30%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I*	1.25%	20.02%	10.30%	9.74%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.41%	7.77%	3.70%	7.55%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	10.66%	6.49%	5.41%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A*	0.70%	1.40%	-0.37%	1.10%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	3.37%	-0.92%	2.88%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Allspring International Equity Fund - Class A*	1.15%	0.05%	2.49%	3.61%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	17.68%	5.06%	7.08%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Large Blend	American Century Equity Growth Fund - Class A	0.91%	24.42%	11.33%	10.06%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Equity Income Fund - Class A	1.18%	10.26%	5.34%	7.55%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Focused Large Cap Value Fund - Class A	1.09%	10.87%	7.44%	7.43%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A	0.80%	0.24%	-1.27%	0.18%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Growth Fund - Class A*	1.14%	25.92%	16.11%	14.68%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A	1.25%	24.55%	11.10%	10.65%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Blend	American Century Small Company Fund - Class A	1.11%	4.16%	6.73%	5.64%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market-Taxable	American Century U.S. Government Money Market Fund - Class A	0.71%	4.62%	2.05%	1.48%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds AMCAP Fund® - Class R3	0.98%	20.73%	10.79%	10.57%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Moderate Allocation	American Funds American Balanced Fund® - Class R3	0.89%	14.57%	7.77%	7.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Value	American Funds American Mutual Fund® - Class R3	0.91%	14.57%	9.10%	8.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3	0.91%	9.89%	5.45%	5.18%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income Fund℠ - Class R3	1.06%	13.53%	8.21%	7.87%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Fundamental Investors Fund℠ - Class R3	0.92%	22.63%	12.31%	11.63%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds New Perspective Fund® - Class R3	1.06%	16.39%	10.75%	10.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3	1.22%	6.20%	4.39%	5.87%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3*	0.89%	0.86%	-0.01%	1.22%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3	0.94%	28.02%	14.58%	13.29%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3	0.91%	10.52%	6.22%	6.34%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds The Investment Company of America® - Class R3	0.91%	24.54%	13.81%	11.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds The New Economy Fund® - Class R3	1.06%	23.26%	10.55%	10.86%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3	0.91%	18.57%	11.68%	10.96%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Mid-Cap Blend	AMG GW&K Small/Mid Cap Core Fund - Class N*	1.07%	10.62%	9.90%	8.46%
	Adviser: AMG Funds LLC
	Subadviser: GW&K Investment Management, LLC
US Fund Large Growth	Ave Maria Growth Fund	0.92%	14.91%	10.41%	11.86%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.92%	14.42%	10.36%	9.69%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.94%	21.52%	11.73%	8.01%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares*	0.73%	25.33%	13.93%	12.08%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*	0.87%	32.07%	16.79%	14.45%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.75%	13.77%	6.77%	8.13%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	31.53%	15.53%	14.57%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	9.55%	7.98%	8.81%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.09%	9.00%	5.74%	5.23%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	10.11%	5.92%	6.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	11.47%	6.93%	7.24%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	13.63%	8.03%	8.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	15.25%	8.86%	8.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	16.14%	9.12%	8.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	16.76%	9.42%	8.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares *	0.84%	16.82%	9.21%	9.52%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares *	0.84%	16.29%	9.15%	10.00%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	-5.81%	-5.81%	-5.81%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	8.12%	4.30%	4.80%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares*	1.00%	9.11%	9.59%	8.59%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares*	1.05%	12.19%	8.33%	11.82%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	24.52%	14.10%	12.61%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	1.02%	-0.71%	0.91%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares (Closed to Contracts issued on or about 6/1/2014)	0.51%	13.42%	9.80%	9.16%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	24.40%	13.95%	12.54%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	8.26%	7.88%	8.45%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	30.16%	14.43%	11.57%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	12.19%	6.66%	6.58%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A*	0.73%	2.81%	0.75%	1.96%
	Adviser: Calvert Research and Management
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Calvert Equity Fund - Class A	0.90%	8.39%	11.04%	12.44%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Corporate Bond	Calvert Income Fund - Class A	0.95%	4.53%	1.07%	2.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	22.45%	12.58%	11.75%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Blend	ClearBridge Growth Fund - Class FI	1.16%	12.12%	5.86%	5.79%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.16%	9.85%	6.82%	7.23%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI	1.20%	4.10%	5.22%	7.80%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Large Value	ClearBridge Value Fund - Class FI* (Effective 3/1/24, ClearBridge Value Trust was renamed ClearBridge Value Fund)	1.14%	15.00%	12.76%	9.57%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	14.15%	5.18%	7.59%
	Adviser: Columbia Wanger Asset Management LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Columbia Acorn® International Select Fund - Class A*	1.14%	-0.30%	-0.56%	4.34%
	Adviser: Columbia Wanger Asset Management LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.99%	23.05%	14.77%	12.48%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A	0.98%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A*	1.05%	24.46%	13.95%	12.72%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Value	Columbia Large Cap Value Fund - Institutional Class* (Closed to Contracts issued on or about 12/31/2010)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)	0.72%	15.78%	9.61%	9.21%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.15%	12.86%	9.62%	8.22%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)	0.90%	13.16%	9.92%	8.49%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Select Small Cap Value Fund - Institutional Class* (Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)	0.97%	12.74%	9.26%	7.03%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A*	1.25%	26.33%	20.48%	19.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A	1.18%	26.79%	20.31%	19.70%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*	1.20%	8.64%	10.79%	8.80%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Financial	Davis Financial Fund - Class A	0.95%	29.55%	11.02%	10.13%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Davis New York Venture Fund - Class A	0.92%	17.51%	9.58%	9.77%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares	0.98%	21.87%	13.00%	10.14%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSGA Funds Management Inc
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.90%	26.04%	15.18%	14.35%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A	1.02%	13.45%	5.49%	8.00%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A*	1.16%	10.60%	0.28%	1.83%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: DWS International GmbH
US Fund Foreign Large Growth	DWS International Growth Fund - Class A*	1.12%	9.07%	3.20%	4.57%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	13.33%	9.66%	11.74%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.98%	19.46%	8.79%	8.29%
	Adviser: Eaton Vance Management
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.98%	7.08%	3.98%	4.58%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.03%	11.49%	8.26%	8.39%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A*	1.17%	3.52%	6.45%	6.94%
	Adviser: Eaton Vance Management
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Aggressive Allocation	Empower Aggressive Profile Fund - Investor Class	1.16%	11.94%	8.25%	8.37%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class	0.50%	0.82%	-0.89%	0.81%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
US Fund Conservative Allocation	Empower Conservative Profile Fund - Investor Class*	0.77%	5.09%	3.35%	3.71%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class*	0.70%	1.53%	-0.44%	1.27%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class	0.80%	2.99%	0.56%	1.68%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class*	1.00%	2.87%	4.02%	4.21%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class*	0.90%	21.28%	13.31%	12.45%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class*	1.26%	9.85%	1.35%	-0.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Lazard Asset Management LLC;
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class*	0.98%	7.64%	3.92%	4.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Inflation-Protected Bond	Empower Inflation-Protected Securities Fund - Investor Class*	0.70%	2.80%	2.02%	2.29%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class*	1.20%	4.05%	2.83%	4.93%
	Adviser: Empower Capital Management, LLC
	Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.61%	2.92%	4.19%	4.76%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Foreign Large Value	Empower International Value Fund - Investor Class	1.07%	5.46%	5.13%	6.35%
	Adviser: Empower Capital Management, LLC
	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class*	0.98%	25.44%	17.09%	15.41%
	Adviser: ECM Asset Management Limited
	Subadviser: JPMorgan Investment Management Inc.;Amundi Asset Management US;
US Fund Large Value	Empower Large Cap Value Fund - Investor Class*	0.96%	15.38%	10.30%	9.16%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class*	0.77%	6.43%	4.40%	4.87%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class*	0.79%	6.95%	4.65%	5.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class*	0.82%	7.33%	5.06%	5.65%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class*	0.85%	8.06%	5.57%	7.08%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class*	0.88%	9.19%	6.26%	6.83%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class*	0.90%	10.19%	6.89%	8.44%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class	0.91%	10.82%	7.29%	7.59%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class	0.92%	11.14%	7.42%	8.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class	0.93%	11.10%	7.35%	7.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class	0.93%	10.90%	7.26%	9.05%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class*	1.15%	15.68%	8.80%	8.09%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Empower Moderate Profile Fund - Investor Class*	0.91%	7.95%	5.78%	5.89%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	1.01%	9.34%	6.63%	6.74%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Empower Moderately Conservative Profile Fund - Investor Class*	0.83%	6.45%	4.52%	4.78%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class*	0.90%	5.14%	2.03%	2.85%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class	0.51%	24.33%	13.94%	12.50%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.55%	13.27%	9.72%	9.06%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class*	0.56%	7.94%	7.77%	8.38%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class*	0.59%	4.24%	1.98%	2.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class*	1.19%	10.49%	8.26%	10.05%
	Adviser: ECM Asset Management Limited
	Subadviser: Peregrine Capital Management,LLC;Lord Abbett Equity Trust;
US Fund Small Value	Empower Small Cap Value Fund - Investor Class*	1.09%	8.21%	9.11%	7.97%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	1.02%	9.05%	7.55%	10.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Investment Management,Inc.
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class*	0.59%	0.76%	-0.84%	0.64%
	Adviser: Empower Capital Management, LLC
	Subadviser: Western Asset Management Company, LLC
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A*	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A*	1.12%	12.86%	7.82%	6.49%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R*	1.96%	16.41%	4.17%	8.96%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A*	1.15%	33.04%	16.16%	13.03%
	Adviser: Federated MDTA LLC
	Subadviser: N/A
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M	1.24%	26.08%	13.85%	9.91%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M	1.28%	5.85%	1.51%	3.23%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Large Blend	Fidelity Advisor® Stock Selector All Cap Fund - Class M	0.98%	19.20%	12.88%	11.44%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.84%	8.06%	3.83%	4.06%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.85%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.85%	15.14%	8.39%	7.76%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Franklin Growth Fund - Class A	0.79%	17.85%	12.39%	12.37%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1*	0.61%	7.12%	6.04%	5.50%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.84%	11.80%	6.25%	6.00%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A	1.02%	7.52%	5.68%	6.64%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.21%	4.57%	6.36%	6.00%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	11.23%	5.87%	5.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	11.31%	8.33%	8.05%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.85%	2.00%	-0.51%	0.90%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	6.63%	3.80%	3.49%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A*	0.82%	0.45%	-1.09%	0.35%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.99%	6.54%	2.63%	3.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	16.83%	9.61%	7.70%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	11.82%	9.50%	7.63%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.25%	7.43%	5.41%	5.99%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A*	1.24%	12.14%	8.40%	9.35%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.91%	10.94%	7.83%	7.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	6.12%	4.12%	5.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	20.57%	10.33%	10.00%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.80%	20.92%	10.66%	10.33%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	8.16%	3.25%	3.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.75%	8.47%	3.55%	3.91%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)	0.84%	25.10%	12.51%	12.42%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4	1.03%	12.09%	10.31%	10.08%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	12.42%	10.48%	10.28%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	8.57%	6.54%	8.80%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.09%	15.23%	7.31%	6.79%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.78%	15.56%	7.63%	7.12%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	1.13%	41.84%	16.80%	14.90%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Health	Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	1.31%	-0.04%	4.27%	7.15%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	0.19%	4.41%	7.32%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	6.19%	3.45%	4.28%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation-Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	1.89%	2.13%	1.99%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.18%	10.85%	8.61%	7.69%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.07%	11.89%	5.41%	5.35%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)	0.77%	12.20%	5.72%	5.68%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.89%	12.84%	5.58%	7.62%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	1.29%	11.34%	6.63%	7.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	11.61%	7.07%	8.00%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	0.74%	2.01%	0.04%	1.58%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)	0.44%	2.24%	0.30%	1.90%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.75%	2.07%	0.02%	1.72%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	4.91%	2.01%	1.52%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.96%	34.73%	15.76%	14.02%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.40%	5.48%	7.07%	2.25%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.81%	15.03%	11.48%	9.47%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.05%	24.12%	9.98%	11.21%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	11.37%	7.49%	7.46%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.77%	11.81%	8.05%	7.11%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Europe Stock	Invesco EQV European Equity Fund - Class A	1.41%	-0.75%	1.19%	3.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	0.31%	2.82%	3.95%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.05%	16.28%	9.26%	9.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	-7.47%	-2.40%	5.96%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A	1.05%	3.28%	-0.18%	1.43%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.10%	13.06%	5.74%	8.45%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	16.22%	10.13%	8.81%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.04%	1.93%	-1.38%	0.85%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A	1.29%	-2.53%	1.02%	4.15%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	27.39%	14.32%	11.32%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Invesco Main Street Fund® - Class A	0.80%	23.64%	12.13%	11.19%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.06%	17.07%	9.04%	7.99%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Invesco Multi-Asset Income Fund - Class A*	0.95%	6.13%	-0.33%	3.00%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Capital Management LLC
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.25%	1.74%	0.92%	3.94%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.98%	19.45%	11.99%	9.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.26%	17.79%	10.63%	7.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.17%	16.19%	7.27%	8.17%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.12%	24.53%	19.29%	11.76%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.07%	30.10%	16.77%	10.86%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.92%	7.87%	8.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	14.81%	9.60%	11.79%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.01%	27.73%	14.87%	15.01%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.14%	12.86%	6.75%	7.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.30%	5.52%	6.81%	5.12%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.75%	1.82%	-0.03%	1.37%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	33.52%	19.67%	17.30%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.25%	9.75%	6.98%	8.42%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	12.45%	5.29%	9.65%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	8.72%	8.18%	6.40%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective on or about 4/25/25, this fund will merge into the JP Morgan SmartRetirement® Income Fund)	0.75%	7.76%	3.70%	4.51%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	8.25%	4.44%	5.20%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	9.66%	5.41%	5.97%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	11.58%	6.88%	6.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	12.80%	7.72%	7.49%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	13.70%	8.38%	7.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.50%	7.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.20%	8.50%	7.94%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.49%	9.24%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.86%	14.14%	13.69%	13.69%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	7.83%	3.70%	4.12%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.01%	13.37%	10.51%	9.80%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM*	1.15%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A	0.69%	17.30%	7.89%	8.26%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Lord Abbett Bond-Debenture Fund, Inc. - Class A	0.84%	6.77%	2.05%	3.82%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A	0.94%	21.89%	7.26%	8.53%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A	0.90%	22.33%	12.30%	11.17%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.95%	20.59%	10.34%	8.81%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.97%	9.28%	5.38%	4.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.19%	13.62%	8.69%	7.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Global Allocation	Macquarie Asset Strategy Fund - Class Y (Effective 12/31/24 Delaware Asset Strategy Fund was renamed Macquarie Asset Strategy Fund)	1.06%	13.96%	8.05%	5.69%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Macquarie Diversified Income Fund - Class A* (Effective 12/31/24, Delaware Diversified Income Fund was renamed Macquarie Diversified Income Fund)	0.67%	1.89%	0.37%	1.74%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Long-Term Bond	Macquarie Extended Duration Bond Fund - Class A* (Effective 12/31/24, Delaware Extended Duration Bond Fund was renamed Macquarie Extended Duration Bond Fund)	0.81%	-1.55%	-2.18%	1.46%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Large Growth	Macquarie Large Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Large Cap Growth Fund was renamed Macquarie Large Cap Growth Fund)	0.89%	23.95%	16.23%	15.24%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	Macquarie Natural Resources Fund - Class Y* (Effective 12/31/24, Delaware Natural Resources Fund was renamed Macquarie Natural Resources Fund)	1.36%	-0.47%	5.72%	0.99%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Technology	Macquarie Science & Technology Fund - Class Y (Effective 12/31/24, Delaware Science & Technology Fund was renamed Macquarie Science & Technology Fund)	1.16%	31.35%	14.42%	13.85%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Small Growth	Macquarie Small Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Small Cap Growth Fund was renamed Macquarie Small Cap Growth Fund)	1.13%	14.25%	6.17%	8.23%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.71%	19.64%	11.54%	11.25%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.10%	34.62%	15.65%	15.11%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MassMutual Core Bond Fund - Class R4*	0.79%	3.39%	0.08%	1.37%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC;Baring International Investment Ltd;
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4	1.04%	36.15%	16.51%	14.45%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.09%	16.80%	9.47%	8.85%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4	1.21%	9.30%	8.94%	9.64%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
US Fund Global Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	15.36%	8.82%	9.20%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4*	1.53%	-2.55%	3.42%	4.31%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	10.96%	7.50%	9.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	0.13%	4.20%	4.99%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*	0.99%	7.68%	4.12%	4.51%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*	0.99%	7.98%	4.45%	4.82%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*	1.00%	8.23%	4.81%	5.11%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*	1.03%	8.62%	5.15%	5.45%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*	1.04%	9.17%	5.72%	5.92%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*	1.07%	10.21%	6.44%	6.50%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*	1.09%	11.28%	7.22%	7.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*	1.10%	12.55%	7.94%	7.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*	1.12%	13.30%	8.42%	8.01%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*	1.13%	13.53%	8.52%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*	1.14%	13.65%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*	1.14%	13.63%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*	0.99%	7.33%	4.19%	4.56%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4*	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC;Baring International Investment Ltd;
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.30%	14.90%	8.78%	9.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4*	1.10%	12.46%	10.12%	8.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Small Value	MassMutual Small Company Value Fund - Class R4*	1.31%	9.30%	7.37%	6.51%
	Adviser: MML Investment Advisers, LLC
	Subadviser: AllianceBernstein L.P.;American Century Investment Management;
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4*	0.78%	0.29%	-0.71%	0.98%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Metropolitan West Asset Management, LLC.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)	0.89%	20.08%	12.62%	12.24%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.76%	0.33%	-1.00%	0.39%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MFS® Growth Fund - Class R3*	0.83%	31.34%	14.68%	14.82%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.05%	7.19%	5.09%	7.44%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.28%	6.06%	4.44%	8.71%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.98%	2.83%	3.87%	5.08%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Technology	MFS® Technology Fund - Class R3*	1.13%	36.47%	17.27%	17.59%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	2.20%	0.16%	1.55%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	7.60%	6.03%	6.32%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Utilities	MFS® Utilities Fund - Class R3*	1.00%	11.35%	5.71%	6.11%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	11.64%	7.95%	8.54%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	24.15%	13.83%	12.41%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Northern Trust Investments Inc
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A	1.07%	27.95%	14.06%	11.41%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.24%	15.06%	8.42%	7.09%
	Adviser: North Square Investments, LLC
	Subadviser: NSI Retail Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class (formerly TIAA-CREF Bond Index Fund)	0.32%	1.07%	-0.63%	0.98%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.92%	17.25%	11.02%	10.62%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class (formerly TIAA-CREF Equity Index Fund)	0.30%	23.42%	13.55%	12.23%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	4.33%	5.79%	4.88%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large-Cap Growth Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Growth Index Fund)	0.30%	32.95%	18.61%	16.41%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large-Cap Value Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Value Index Fund)	0.30%	14.02%	8.40%	8.18%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	8.72%	7.98%	6.88%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.05%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A	1.04%	11.64%	10.04%	9.61%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A	1.26%	0.80%	11.67%	3.80%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A	1.67%	7.38%	0.70%	3.29%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.90%	2.18%	1.72%	1.89%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class	1.07%	2.05%	-0.56%	1.15%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.85%	2.26%	-0.11%	1.37%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A	1.01%	17.41%	14.14%	13.29%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund High Yield Bond	Pioneer High Yield Fund - Class A*	1.10%	8.35%	3.06%	4.13%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Blend	Putnam Core Equity Fund - Class A	0.98%	26.15%	15.65%	13.05%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	7.85%	3.32%	4.17%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A	1.59%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.88%	19.01%	12.31%	10.75%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A	1.21%	22.98%	12.86%	12.02%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.53%	9.69%	8.82%	7.99%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	3.25%	7.03%	5.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R	1.25%	11.27%	7.99%	7.81%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R	1.16%	28.93%	12.53%	13.09%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class	0.99%	7.99%	4.49%	4.90%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class	1.00%	8.32%	4.88%	5.35%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class	1.02%	8.61%	5.22%	5.86%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class	1.04%	9.19%	5.81%	6.44%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class	1.06%	10.19%	6.53%	7.05%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class	1.09%	11.34%	7.31%	7.62%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class	1.10%	12.58%	8.02%	8.11%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class	1.11%	13.35%	8.53%	8.43%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class	1.13%	13.63%	8.65%	8.50%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class	1.14%	13.73%	8.62%	8.47%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class	1.14%	13.63%	8.60%	8.47%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	T. Rowe Price Retirement 2065 Fund - R Class	1.14%	13.70%	10.52%	10.52%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class	0.99%	7.31%	4.25%	4.56%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A*	1.39%	7.39%	0.96%	3.96%
	Adviser: Templeton Asset Management Ltd.
	Subadviser: Franklin Templeton Inv Mgmt Ltd
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	-2.48%	3.35%	3.19%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	0.97%	-11.95%	-5.14%	-2.03%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	5.42%	4.59%	3.97%
	Adviser: Templeton Global Advisors Limited
	Subadviser: Templeton Asset Management Ltd.
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010)	1.36%	11.05%	6.80%	6.23%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4*	1.16%	11.27%	7.02%	6.44%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010)	1.31%	19.48%	6.71%	8.16%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4*	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R3*	1.46%	19.61%	4.90%	7.03%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4*	1.36%	19.70%	5.00%	7.13%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A*	1.29%	11.60%	9.85%	8.72%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Global Allocation	UBS Global Allocation Fund - Class A*	1.42%	8.21%	3.80%	4.35%
	Adviser: UBS Asset Management (Americas) LLC
	Subadviser: N/A
US Fund Moderate Allocation	UBS U.S. Allocation Fund - Class A	1.04%	13.73%	8.82%	7.95%
	Adviser: UBS Asset Management (Americas) Inc
	Subadviser: N/A
US Fund Large Blend	Victory Diversified Stock Fund - Class A	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Victory Pioneer Equity Income Fund - Class A (effective 4/2/25, Pioneer Equity Income Fund was renamed Victory Pioneer Equity Fund as a result of a reorganization)	1.00%	11.25%	6.56%	7.99%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Pioneer Fund - Class A (effective 4/2/25, Pioneer Fund was renamed Victory Pioneer Fund as a result of a reorganization)	0.93%	22.58%	15.01%	13.13%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A (effective 4/2/25, Pioneer Global Sustainable Equity Fund was renamed Victory Pioneer Global Equity Fund as a result of a reorganization)	1.15%	11.46%	11.32%	8.74%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (effective 4/2/25, Pioneer Mid Cap Value Fund was renamed Victory Pioneer Mid Cap Value Fund as a result of a reorganization)	1.17%	10.47%	9.00%	6.87%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009)(effective 4/2/25, Pioneer Select Mid Cap Growth Fund was renamed Victory Pioneer Select Mid Cap Growth Fund as a result of a reorganization)	0.99%	23.84%	8.66%	9.88%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A (effective 4/2/25, Pioneer Strategic Income Fund was renamed Victory Pioneer Strategic Income Fund as a result of a reorganization)	1.11%	4.31%	1.45%	2.63%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A	1.37%	27.09%	14.55%	10.71%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.90%	9.87%	10.72%	10.42%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.26%	5.23%	7.28%	8.96%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	10.26%	7.00%	7.58%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.30%	9.76%	5.72%	7.24%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A	1.36%	8.67%	7.30%	6.82%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.02%	4.94%	6.22%	6.38%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	-2.60%	0.83%	0.55%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*	1.17%	5.65%	5.23%	4.81%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000068094 [Member] | C000028755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	7.18%
C000068094 [Member] | C000028113 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	2.31%
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	1.54%
C000068094 [Member] | C000027567 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Tactical Allocation
Portfolio Company Name [Text Block]	AB Global Risk Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	7.47%
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	4.50%
C000068094 [Member] | C000028997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	AB Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	31.70%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	15.46%
C000068094 [Member] | C000027601 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	3.41%
Average Annual Total Returns, 10 Years [Percent]	4.22%
C000068094 [Member] | C000028762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	3.25%
C000068094 [Member] | C000028748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Large Cap Value Fund - Class A (Effective 10/1/24, AB Value Fund was renamed AB Large Cap Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	15.58%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	6.80%
C000068094 [Member] | C000027972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(0.32%)
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	4.01%
C000068094 [Member] | C000025004 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	49.59%
Average Annual Total Returns, 5 Years [Percent]	17.62%
Average Annual Total Returns, 10 Years [Percent]	15.30%
C000068094 [Member] | C000025002 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I*
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.02%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	9.74%
C000068094 [Member] | C000025000 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	7.77%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	7.55%
C000068094 [Member] | C000089552 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.66%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	5.41%
C000068094 [Member] | C000020333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Allspring Core Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
C000068094 [Member] | C000089292 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	3.37%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	2.88%
C000068094 [Member] | C000019901 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Allspring International Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	0.05%
Average Annual Total Returns, 5 Years [Percent]	2.49%
Average Annual Total Returns, 10 Years [Percent]	3.61%
C000068094 [Member] | C000089461 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.68%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000068094 [Member] | C000016467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Century Equity Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000068094 [Member] | C000015865 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.55%
C000068094 [Member] | C000015872 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Focused Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	7.43%
C000068094 [Member] | C000016431 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.24%
Average Annual Total Returns, 5 Years [Percent]	(1.27%)
Average Annual Total Returns, 10 Years [Percent]	0.18%
C000068094 [Member] | C000017102 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	25.92%
Average Annual Total Returns, 5 Years [Percent]	16.11%
Average Annual Total Returns, 10 Years [Percent]	14.68%
C000068094 [Member] | C000017107 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Heritage Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	24.55%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	10.65%
C000068094 [Member] | C000016485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.16%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	5.64%
C000068094 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]	1.48%
C000068094 [Member] | C000024006 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	10.57%
C000068094 [Member] | C000023940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	American Funds American Balanced Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	7.77%
C000068094 [Member] | C000024452 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000068094 [Member] | C000024466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	5.18%
C000068094 [Member] | C000024480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income Fund℠ - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.53%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000068094 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	4.98%
C000068094 [Member] | C000025053 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors Fund℠ - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	22.63%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	11.63%
C000068094 [Member] | C000026305 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.39%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	10.75%
C000068094 [Member] | C000026378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	5.87%
C000068094 [Member] | C000025100 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	0.86%
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	1.22%
C000068094 [Member] | C000025067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	28.02%
Average Annual Total Returns, 5 Years [Percent]	14.58%
Average Annual Total Returns, 10 Years [Percent]	13.29%
C000068094 [Member] | C000023988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.34%
C000068094 [Member] | C000026217 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.54%
Average Annual Total Returns, 5 Years [Percent]	13.81%
Average Annual Total Returns, 10 Years [Percent]	11.43%
C000068094 [Member] | C000026238 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	23.26%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	10.86%
C000068094 [Member] | C000025722 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors Fund - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	18.57%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	10.96%
C000068094 [Member] | C000157696 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	AMG GW&K Small/Mid Cap Core Fund - Class N*
Portfolio Company Adviser [Text Block]	Adviser: AMG Funds LLC
Portfolio Company Subadviser [Text Block]	Subadviser: GW&K Investment Management, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	8.46%
C000068094 [Member] | C000004204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.91%
Average Annual Total Returns, 5 Years [Percent]	10.41%
Average Annual Total Returns, 10 Years [Percent]	11.86%
C000068094 [Member] | C000004205 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000068094 [Member] | C000004203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000068094 [Member] | C000176339 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	25.33%
Average Annual Total Returns, 5 Years [Percent]	13.93%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000068094 [Member] | C000004885 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	32.07%
Average Annual Total Returns, 5 Years [Percent]	16.79%
Average Annual Total Returns, 10 Years [Percent]	14.45%
C000068094 [Member] | C000004049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	8.13%
C000068094 [Member] | C000006952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	15.53%
Average Annual Total Returns, 10 Years [Percent]	14.57%
C000068094 [Member] | C000005780 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000068094 [Member] | C000005790 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.00%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	5.23%
C000068094 [Member] | C000011997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.11%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	6.51%
C000068094 [Member] | C000089953 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.47%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000068094 [Member] | C000011999 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	8.02%
C000068094 [Member] | C000089957 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	8.51%
C000068094 [Member] | C000063260 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.14%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	8.67%
C000068094 [Member] | C000089962 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	8.78%
C000068094 [Member] | C000187068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares *
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.52%
C000068094 [Member] | C000213845 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares *
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.00%
C000068094 [Member] | C000251826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2070 - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(5.81%)
Average Annual Total Returns, 5 Years [Percent]	(5.81%)
Average Annual Total Returns, 10 Years [Percent]	(5.81%)
C000068094 [Member] | C000012001 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	4.80%
C000068094 [Member] | C000006998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.11%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	8.59%
C000068094 [Member] | C000004038 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	11.82%
C000068094 [Member] | C000007904 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	24.52%
Average Annual Total Returns, 5 Years [Percent]	14.10%
Average Annual Total Returns, 10 Years [Percent]	12.61%
C000068094 [Member] | C000000765 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	1.02%
Average Annual Total Returns, 5 Years [Percent]	(0.71%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
C000068094 [Member] | C000000115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	13.42%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	9.16%
C000068094 [Member] | C000000295 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	24.40%
Average Annual Total Returns, 5 Years [Percent]	13.95%
Average Annual Total Returns, 10 Years [Percent]	12.54%
C000068094 [Member] | C000000296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	8.45%
C000068094 [Member] | C000043702 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	30.16%
Average Annual Total Returns, 5 Years [Percent]	14.43%
Average Annual Total Returns, 10 Years [Percent]	11.57%
C000068094 [Member] | C000011378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	6.58%
C000068094 [Member] | C000023758 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	2.81%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	1.96%
C000068094 [Member] | C000023762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	12.44%
C000068094 [Member] | C000014095 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	2.66%
C000068094 [Member] | C000046514 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.45%
Average Annual Total Returns, 5 Years [Percent]	12.58%
Average Annual Total Returns, 10 Years [Percent]	11.75%
C000068094 [Member] | C000044861 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	5.86%
Average Annual Total Returns, 10 Years [Percent]	5.79%
C000068094 [Member] | C000011723 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	7.23%
C000068094 [Member] | C000046569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000068094 [Member] | C000110729 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Fund - Class FI* (Effective 3/1/24, ClearBridge Value Trust was renamed ClearBridge Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	12.76%
Average Annual Total Returns, 10 Years [Percent]	9.57%
C000068094 [Member] | C000024954 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	7.59%
C000068094 [Member] | C000024970 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Columbia Acorn® International Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(0.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	4.34%
C000068094 [Member] | C000032888 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	23.05%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	12.48%
C000068094 [Member] | C000032910 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	31.52%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	14.95%
C000068094 [Member] | C000029874 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	24.46%
Average Annual Total Returns, 5 Years [Percent]	13.95%
Average Annual Total Returns, 10 Years [Percent]	12.72%
C000068094 [Member] | C000097437 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Institutional Class* (Closed to Contracts issued on or about 12/31/2010)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.78%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000068094 [Member] | C000029850 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.22%
C000068094 [Member] | C000029854 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.16%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	8.49%
C000068094 [Member] | C000121139 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Institutional Class* (Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.74%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	7.03%
C000068094 [Member] | C000097563 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	26.33%
Average Annual Total Returns, 5 Years [Percent]	20.48%
Average Annual Total Returns, 10 Years [Percent]	19.96%
C000068094 [Member] | C000097546 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Technology and Information Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	26.79%
Average Annual Total Returns, 5 Years [Percent]	20.31%
Average Annual Total Returns, 10 Years [Percent]	19.70%
C000068094 [Member] | C000033005 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	8.64%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000068094 [Member] | C000009539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Financial
Portfolio Company Name [Text Block]	Davis Financial Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	29.55%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	10.13%
C000068094 [Member] | C000009516 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	9.77%
C000068094 [Member] | C000009466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: SSGA Funds Management Inc
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	21.87%
Average Annual Total Returns, 5 Years [Percent]	13.00%
Average Annual Total Returns, 10 Years [Percent]	10.14%
C000068094 [Member] | C000015670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.04%
Average Annual Total Returns, 5 Years [Percent]	15.18%
Average Annual Total Returns, 10 Years [Percent]	14.35%
C000068094 [Member] | C000016932 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	DWS CROCI® Equity Dividend Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.45%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	8.00%
C000068094 [Member] | C000014875 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	DWS Emerging Markets Fixed Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: DWS International GmbH
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.60%
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	1.83%
C000068094 [Member] | C000014890 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	4.57%
C000068094 [Member] | C000014179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	11.74%
C000068094 [Member] | C000014207 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Eaton Vance Management
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	19.46%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.29%
C000068094 [Member] | C000013484 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.08%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	4.58%
C000068094 [Member] | C000014226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000068094 [Member] | C000014191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Eaton Vance Worldwide Health Sciences Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	3.52%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000068094 [Member] | C000069826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000068094 [Member] | C000069817 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	0.82%
Average Annual Total Returns, 5 Years [Percent]	(0.89%)
Average Annual Total Returns, 10 Years [Percent]	0.81%
C000068094 [Member] | C000069831 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Conservative Allocation
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	3.71%
C000068094 [Member] | C000069832 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Core Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.53%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	1.27%
C000068094 [Member] | C000204662 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Empower Core Strategies Flexible Bond Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	2.99%
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000068094 [Member] | C000204665 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies International Equity Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	2.87%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	4.21%
C000068094 [Member] | C000204670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies U.S. Equity Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.28%
Average Annual Total Returns, 5 Years [Percent]	13.31%
Average Annual Total Returns, 10 Years [Percent]	12.45%
C000068094 [Member] | C000195598 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Empower Emerging Markets Equity Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.;Lazard Asset Management LLC;
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	(0.10%)
C000068094 [Member] | C000069834 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Empower High Yield Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	4.57%
C000068094 [Member] | C000195601 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Empower Inflation-Protected Securities Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	2.80%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	2.29%
C000068094 [Member] | C000069814 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Empower International Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	4.93%
C000068094 [Member] | C000095750 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	2.92%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	4.76%
C000068094 [Member] | C000069813 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Empower International Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	6.35%
C000068094 [Member] | C000069812 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Empower Large Cap Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: ECM Asset Management Limited
Portfolio Company Subadviser [Text Block]	Subadviser: JPMorgan Investment Management Inc.;Amundi Asset Management US;
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	25.44%
Average Annual Total Returns, 5 Years [Percent]	17.09%
Average Annual Total Returns, 10 Years [Percent]	15.41%
C000068094 [Member] | C000101688 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Empower Large Cap Value Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	9.16%
C000068094 [Member] | C000076357 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	4.87%
C000068094 [Member] | C000168747 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	5.86%
C000068094 [Member] | C000076363 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000068094 [Member] | C000168755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000068094 [Member] | C000076369 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	6.83%
C000068094 [Member] | C000168763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	8.44%
C000068094 [Member] | C000076346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	Empower Lifetime 2045 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	7.59%
C000068094 [Member] | C000168771 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	8.86%
C000068094 [Member] | C000076352 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.10%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	7.57%
C000068094 [Member] | C000206613 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	9.05%
C000068094 [Member] | C000069808 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Empower Mid Cap Value Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000068094 [Member] | C000069829 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	5.89%
C000068094 [Member] | C000069828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	6.74%
C000068094 [Member] | C000069830 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Empower Moderately Conservative Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.45%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	4.78%
C000068094 [Member] | C000069833 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Empower Multi-Sector Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	2.85%
C000068094 [Member] | C000069820 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower S&P 500 ® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	24.33%
Average Annual Total Returns, 5 Years [Percent]	13.94%
Average Annual Total Returns, 10 Years [Percent]	12.50%
C000068094 [Member] | C000095752 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.06%
C000068094 [Member] | C000069818 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	8.38%
C000068094 [Member] | C000069816 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	Empower Short Duration Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	4.24%
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	2.01%
C000068094 [Member] | C000159789 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: ECM Asset Management Limited
Portfolio Company Subadviser [Text Block]	Subadviser: Peregrine Capital Management,LLC;Lord Abbett Equity Trust;
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	10.49%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	10.05%
C000068094 [Member] | C000069806 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Empower Small Cap Value Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.21%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	7.97%
C000068094 [Member] | C000069810 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	10.01%
C000068094 [Member] | C000069827 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Empower U.S. Government Securities Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Western Asset Management Company, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.64%
C000068094 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	6.93%
C000068094 [Member] | C000024716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	6.49%
C000068094 [Member] | C000026732 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R*
Portfolio Company Adviser [Text Block]	Adviser: Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000068094 [Member] | C000026743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.04%
Average Annual Total Returns, 5 Years [Percent]	16.16%
Average Annual Total Returns, 10 Years [Percent]	13.03%
C000068094 [Member] | C000013949 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	26.08%
Average Annual Total Returns, 5 Years [Percent]	13.85%
Average Annual Total Returns, 10 Years [Percent]	9.91%
C000068094 [Member] | C000014572 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	3.23%
C000068094 [Member] | C000116892 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Stock Selector All Cap Fund - Class M
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	19.20%
Average Annual Total Returns, 5 Years [Percent]	12.88%
Average Annual Total Returns, 10 Years [Percent]	11.44%
C000068094 [Member] | C000019841 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	4.06%
C000068094 [Member] | C000018620 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.93%
C000068094 [Member] | C000019856 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.14%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.76%
C000068094 [Member] | C000018324 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	12.39%
Average Annual Total Returns, 10 Years [Percent]	12.37%
C000068094 [Member] | C000018329 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.12%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	5.50%
C000068094 [Member] | C000019861 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	6.00%
C000068094 [Member] | C000021373 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.52%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	6.64%
C000068094 [Member] | C000021377 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	6.00%
C000068094 [Member] | C000021390 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	5.94%
C000068094 [Member] | C000020203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000068094 [Member] | C000018526 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Templeton Institutional, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.00%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	0.90%
C000068094 [Member] | C000057076 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	6.63%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	3.49%
C000068094 [Member] | C000025396 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	0.45%
Average Annual Total Returns, 5 Years [Percent]	(1.09%)
Average Annual Total Returns, 10 Years [Percent]	0.35%
C000068094 [Member] | C000025422 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.54%
Average Annual Total Returns, 5 Years [Percent]	2.63%
Average Annual Total Returns, 10 Years [Percent]	3.66%
C000068094 [Member] | C000025467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	7.70%
C000068094 [Member] | C000025485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000068094 [Member] | C000025503 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	5.99%
C000068094 [Member] | C000025497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	9.35%
C000068094 [Member] | C000008597 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000068094 [Member] | C000089748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.48%
C000068094 [Member] | C000040985 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	20.57%
Average Annual Total Returns, 5 Years [Percent]	10.33%
Average Annual Total Returns, 10 Years [Percent]	10.00%
C000068094 [Member] | C000040986 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	20.92%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	10.33%
C000068094 [Member] | C000040997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	3.60%
C000068094 [Member] | C000040998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.47%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	3.91%
C000068094 [Member] | C000008635 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	25.10%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	12.42%
C000068094 [Member] | C000041003 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	10.08%
C000068094 [Member] | C000008637 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	10.28%
C000068094 [Member] | C000175600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000068094 [Member] | C000040940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	6.79%
C000068094 [Member] | C000040941 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	7.12%
C000068094 [Member] | C000040919 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	41.84%
Average Annual Total Returns, 5 Years [Percent]	16.80%
Average Annual Total Returns, 10 Years [Percent]	14.90%
C000068094 [Member] | C000040934 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(0.04%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	7.15%
C000068094 [Member] | C000008599 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	0.19%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	7.32%
C000068094 [Member] | C000040943 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	4.28%
C000068094 [Member] | C000040952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	1.89%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.99%
C000068094 [Member] | C000089743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000068094 [Member] | C000040967 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	5.35%
C000068094 [Member] | C000040968 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.20%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	5.68%
C000068094 [Member] | C000011524 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	7.62%
C000068094 [Member] | C000040970 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000068094 [Member] | C000008627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.61%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	8.00%
C000068094 [Member] | C000040988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	2.01%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.58%
C000068094 [Member] | C000040989 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	2.24%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.90%
C000068094 [Member] | C000008631 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	2.07%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.72%
C000068094 [Member] | C000008623 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.91%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	1.52%
C000068094 [Member] | C000084424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	34.73%
Average Annual Total Returns, 5 Years [Percent]	15.76%
Average Annual Total Returns, 10 Years [Percent]	14.02%
C000068094 [Member] | C000092474 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	2.25%
C000068094 [Member] | C000084479 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.03%
Average Annual Total Returns, 5 Years [Percent]	11.48%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000068094 [Member] | C000209639 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	24.12%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	11.21%
C000068094 [Member] | C000000366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.37%
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	7.46%
C000068094 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.81%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	7.11%
C000068094 [Member] | C000000540 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Europe Stock
Portfolio Company Name [Text Block]	Invesco EQV European Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	(0.75%)
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	3.30%
C000068094 [Member] | C000000551 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	2.82%
Average Annual Total Returns, 10 Years [Percent]	3.95%
C000068094 [Member] | C000209210 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.64%
C000068094 [Member] | C000209214 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(7.47%)
Average Annual Total Returns, 5 Years [Percent]	(2.40%)
Average Annual Total Returns, 10 Years [Percent]	5.96%
C000068094 [Member] | C000209627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	1.43%
C000068094 [Member] | C000209140 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	8.45%
C000068094 [Member] | C000084376 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000068094 [Member] | C000209633 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	1.93%
Average Annual Total Returns, 5 Years [Percent]	(1.38%)
Average Annual Total Returns, 10 Years [Percent]	0.85%
C000068094 [Member] | C000209335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(2.53%)
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	4.15%
C000068094 [Member] | C000209248 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	27.39%
Average Annual Total Returns, 5 Years [Percent]	14.32%
Average Annual Total Returns, 10 Years [Percent]	11.32%
C000068094 [Member] | C000209266 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.64%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	11.19%
C000068094 [Member] | C000209346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	7.99%
C000068094 [Member] | C000107688 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Invesco Multi-Asset Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Capital Management LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	(0.33%)
Average Annual Total Returns, 10 Years [Percent]	3.00%
C000068094 [Member] | C000209234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(1.74%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.38%
C000068094 [Member] | C000000616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Ltd
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	1.74%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	3.94%
C000068094 [Member] | C000209276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	9.97%
C000068094 [Member] | C000000490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	17.79%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000068094 [Member] | C000001325 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	8.17%
C000068094 [Member] | C000084495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	24.53%
Average Annual Total Returns, 5 Years [Percent]	19.29%
Average Annual Total Returns, 10 Years [Percent]	11.76%
C000068094 [Member] | C000084507 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	30.10%
Average Annual Total Returns, 5 Years [Percent]	16.77%
Average Annual Total Returns, 10 Years [Percent]	10.86%
C000068094 [Member] | C000077654 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	8.22%
C000068094 [Member] | C000077741 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	14.81%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	11.79%
C000068094 [Member] | C000077622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	27.73%
Average Annual Total Returns, 5 Years [Percent]	14.87%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000068094 [Member] | C000077677 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000068094 [Member] | C000077692 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	5.12%
C000068094 [Member] | C000009616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000068094 [Member] | C000010798 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	33.52%
Average Annual Total Returns, 5 Years [Percent]	19.67%
Average Annual Total Returns, 10 Years [Percent]	17.30%
C000068094 [Member] | C000007653 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	8.42%
C000068094 [Member] | C000010813 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	9.65%
C000068094 [Member] | C000010894 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	6.40%
C000068094 [Member] | C000032445 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective on or about 4/25/25, this fund will merge into the JP Morgan SmartRetirement® Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	4.51%
C000068094 [Member] | C000050048 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	5.20%
C000068094 [Member] | C000032449 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.66%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	5.97%
C000068094 [Member] | C000050052 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.58%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	6.87%
C000068094 [Member] | C000032453 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	7.49%
C000068094 [Member] | C000050059 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000068094 [Member] | C000050060 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	7.93%
C000068094 [Member] | C000109814 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	7.94%
C000068094 [Member] | C000172118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	9.24%
C000068094 [Member] | C000238569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2065 Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	13.69%
Average Annual Total Returns, 10 Years [Percent]	13.69%
C000068094 [Member] | C000032433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	4.12%
C000068094 [Member] | C000012579 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Adviser: Luther King Capital Management Corporation
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.37%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	9.80%
C000068094 [Member] | C000018124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Adviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.79%
C000068094 [Member] | C000018428 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	8.26%
C000068094 [Member] | C000018454 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]	3.82%
C000068094 [Member] | C000018473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	21.89%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	8.53%
C000068094 [Member] | C000019088 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	22.33%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	11.17%
C000068094 [Member] | C000019515 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	20.59%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000068094 [Member] | C000019525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.28%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	4.42%
C000068094 [Member] | C000019539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000068094 [Member] | C000017258 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Macquarie Asset Strategy Fund - Class Y (Effective 12/31/24 Delaware Asset Strategy Fund was renamed Macquarie Asset Strategy Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	5.69%
C000068094 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Macquarie Diversified Income Fund - Class A* (Effective 12/31/24, Delaware Diversified Income Fund was renamed Macquarie Diversified Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	1.89%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.74%
C000068094 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Macquarie Extended Duration Bond Fund - Class A* (Effective 12/31/24, Delaware Extended Duration Bond Fund was renamed Macquarie Extended Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(1.55%)
Average Annual Total Returns, 5 Years [Percent]	(2.18%)
Average Annual Total Returns, 10 Years [Percent]	1.46%
C000068094 [Member] | C000017293 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Macquarie Large Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Large Cap Growth Fund was renamed Macquarie Large Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.95%
Average Annual Total Returns, 5 Years [Percent]	16.23%
Average Annual Total Returns, 10 Years [Percent]	15.24%
C000068094 [Member] | C000073948 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Macquarie Natural Resources Fund - Class Y* (Effective 12/31/24, Delaware Natural Resources Fund was renamed Macquarie Natural Resources Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(0.47%)
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	0.99%
C000068094 [Member] | C000017267 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Macquarie Science & Technology Fund - Class Y (Effective 12/31/24, Delaware Science & Technology Fund was renamed Macquarie Science & Technology Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	31.35%
Average Annual Total Returns, 5 Years [Percent]	14.42%
Average Annual Total Returns, 10 Years [Percent]	13.85%
C000068094 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Macquarie Small Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Small Cap Growth Fund was renamed Macquarie Small Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	6.17%
Average Annual Total Returns, 10 Years [Percent]	8.23%
C000068094 [Member] | C000002049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	19.64%
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	11.25%
C000068094 [Member] | C000140352 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	34.62%
Average Annual Total Returns, 5 Years [Percent]	15.65%
Average Annual Total Returns, 10 Years [Percent]	15.11%
C000068094 [Member] | C000137083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MassMutual Core Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	3.39%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000068094 [Member] | C000137086 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	36.15%
Average Annual Total Returns, 5 Years [Percent]	16.51%
Average Annual Total Returns, 10 Years [Percent]	14.45%
C000068094 [Member] | C000140384 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000068094 [Member] | C000140385 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	9.30%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	9.64%
C000068094 [Member] | C000137068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	9.20%
C000068094 [Member] | C000137074 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	(2.55%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	4.31%
C000068094 [Member] | C000140357 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000068094 [Member] | C000140360 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	0.13%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	4.99%
C000068094 [Member] | C000198057 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.68%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	4.51%
C000068094 [Member] | C000198062 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	4.82%
C000068094 [Member] | C000198067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	5.11%
C000068094 [Member] | C000198071 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	5.45%
C000068094 [Member] | C000198075 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	9.17%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	5.92%
C000068094 [Member] | C000198079 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.21%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.50%
C000068094 [Member] | C000198083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000068094 [Member] | C000198087 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.55%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000068094 [Member] | C000198035 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.30%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000068094 [Member] | C000198039 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.53%
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000068094 [Member] | C000198043 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.65%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000068094 [Member] | C000198047 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000068094 [Member] | C000198031 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	4.56%
C000068094 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.71%
C000068094 [Member] | C000140361 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	9.63%
C000068094 [Member] | C000137078 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.46%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	8.63%
C000068094 [Member] | C000140368 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: AllianceBernstein L.P.;American Century Investment Management;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	9.30%
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	6.51%
C000068094 [Member] | C000090287 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.29%
Average Annual Total Returns, 5 Years [Percent]	(0.71%)
Average Annual Total Returns, 10 Years [Percent]	0.98%
C000068094 [Member] | C000002199 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	20.08%
Average Annual Total Returns, 5 Years [Percent]	12.62%
Average Annual Total Returns, 10 Years [Percent]	12.24%
C000068094 [Member] | C000002018 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	0.33%
Average Annual Total Returns, 5 Years [Percent]	(1.00%)
Average Annual Total Returns, 10 Years [Percent]	0.39%
C000068094 [Member] | C000006442 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	31.34%
Average Annual Total Returns, 5 Years [Percent]	14.68%
Average Annual Total Returns, 10 Years [Percent]	14.82%
C000068094 [Member] | C000071436 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	7.44%
C000068094 [Member] | C000002222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	6.06%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	8.71%
C000068094 [Member] | C000002235 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	2.83%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.08%
C000068094 [Member] | C000002258 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	MFS® Technology Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	36.47%
Average Annual Total Returns, 5 Years [Percent]	17.27%
Average Annual Total Returns, 10 Years [Percent]	17.59%
C000068094 [Member] | C000006772 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	2.20%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	1.55%
C000068094 [Member] | C000006558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.60%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	6.32%
C000068094 [Member] | C000006644 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	6.11%
C000068094 [Member] | C000002271 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000068094 [Member] | C000010191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Northern Trust Investments Inc
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	24.15%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	12.41%
C000068094 [Member] | C000077156 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.95%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	11.41%
C000068094 [Member] | C000205671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NSI Retail Advisors, LLC
Current Expenses [Percent]	2.24%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	7.09%
C000068094 [Member] | C000079524 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Nuveen Bond Index Fund - Retirement Class (formerly TIAA-CREF Bond Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	1.07%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	0.98%
C000068094 [Member] | C000023379 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000068094 [Member] | C000033987 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Equity Index Fund - Retirement Class (formerly TIAA-CREF Equity Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	23.42%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	12.23%
C000068094 [Member] | C000001720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	4.88%
C000068094 [Member] | C000014661 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nuveen Large-Cap Growth Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Growth Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	18.61%
Average Annual Total Returns, 10 Years [Percent]	16.41%
C000068094 [Member] | C000014663 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Nuveen Large-Cap Value Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Value Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	8.18%
C000068094 [Member] | C000007558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Harris Associates L.P.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	6.88%
C000068094 [Member] | C000012929 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	15.91%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000068094 [Member] | C000012674 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000068094 [Member] | C000012400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	0.80%
Average Annual Total Returns, 5 Years [Percent]	11.67%
Average Annual Total Returns, 10 Years [Percent]	3.80%
C000068094 [Member] | C000026680 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	7.38%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	3.29%
C000068094 [Member] | C000026608 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	2.18%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.89%
C000068094 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.05%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000068094 [Member] | C000026645 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.26%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000068094 [Member] | C000011600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	13.29%
C000068094 [Member] | C000011134 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Pioneer High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.35%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.13%
C000068094 [Member] | C000091525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	26.15%
Average Annual Total Returns, 5 Years [Percent]	15.65%
Average Annual Total Returns, 10 Years [Percent]	13.05%
C000068094 [Member] | C000015836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management;
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	4.17%
C000068094 [Member] | C000010763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management;
Current Expenses [Percent]	1.59%
Average Annual Total Returns, 1 Year [Percent]	3.04%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.57%
C000068094 [Member] | C000015218 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.01%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	10.75%
C000068094 [Member] | C000002303 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Putnam Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	22.98%
Average Annual Total Returns, 5 Years [Percent]	12.86%
Average Annual Total Returns, 10 Years [Percent]	12.02%
C000068094 [Member] | C000026008 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	9.69%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.99%
C000068094 [Member] | C000026025 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	5.68%
C000068094 [Member] | C000005438 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.81%
C000068094 [Member] | C000005455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	28.93%
Average Annual Total Returns, 5 Years [Percent]	12.53%
Average Annual Total Returns, 10 Years [Percent]	13.09%
C000068094 [Member] | C000005488 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.99%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	4.90%
C000068094 [Member] | C000049239 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	5.35%
C000068094 [Member] | C000005492 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	5.86%
C000068094 [Member] | C000049241 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	6.44%
C000068094 [Member] | C000005495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	7.05%
C000068094 [Member] | C000049243 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	7.62%
C000068094 [Member] | C000005498 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	8.11%
C000068094 [Member] | C000049234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	8.43%
C000068094 [Member] | C000040837 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000068094 [Member] | C000049245 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000068094 [Member] | C000141689 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000068094 [Member] | C000220705 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	10.52%
C000068094 [Member] | C000005501 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Fund - R Class
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	4.56%
C000068094 [Member] | C000023832 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Templeton Developing Markets Trust - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Templeton Inv Mgmt Ltd
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	7.39%
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	3.96%
C000068094 [Member] | C000023811 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(2.48%)
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	3.19%
C000068094 [Member] | C000023828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(11.95%)
Average Annual Total Returns, 5 Years [Percent]	(5.14%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
C000068094 [Member] | C000023844 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Portfolio Company Subadviser [Text Block]	Subadviser: Templeton Asset Management Ltd.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	3.97%
C000068094 [Member] | C000042672 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	11.05%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	6.23%
C000068094 [Member] | C000042671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	6.44%
C000068094 [Member] | C000042670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	8.16%
C000068094 [Member] | C000042669 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	8.27%
C000068094 [Member] | C000042674 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	7.03%
C000068094 [Member] | C000042673 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	19.70%
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	7.13%
C000068094 [Member] | C000012333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Subadviser: Westwood Management Corp
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	11.60%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	8.72%
C000068094 [Member] | C000008182 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	UBS Global Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: UBS Asset Management (Americas) LLC
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	8.21%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	4.35%
C000068094 [Member] | C000006689 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	UBS U.S. Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000068094 [Member] | C000002333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.30%
Average Annual Total Returns, 5 Years [Percent]	14.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
C000068094 [Member] | C000144972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.54%
C000068094 [Member] | C000011065 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Victory Pioneer Equity Income Fund - Class A (effective 4/2/25, Pioneer Equity Income Fund was renamed Victory Pioneer Equity Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.25%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	7.99%
C000068094 [Member] | C000011118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Pioneer Fund - Class A (effective 4/2/25, Pioneer Fund was renamed Victory Pioneer Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	22.58%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	13.13%
C000068094 [Member] | C000028083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Victory Pioneer Global Equity Fund - Class A (effective 4/2/25, Pioneer Global Sustainable Equity Fund was renamed Victory Pioneer Global Equity Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.46%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	8.74%
C000068094 [Member] | C000011629 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Pioneer Mid Cap Value Fund - Class A (effective 4/2/25, Pioneer Mid Cap Value Fund was renamed Victory Pioneer Mid Cap Value Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	6.87%
C000068094 [Member] | C000027930 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009)(effective 4/2/25, Pioneer Select Mid Cap Growth Fund was renamed Victory Pioneer Select Mid Cap Growth Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	23.84%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	9.88%
C000068094 [Member] | C000028124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Victory Pioneer Strategic Income Fund - Class A (effective 4/2/25, Pioneer Strategic Income Fund was renamed Victory Pioneer Strategic Income Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.31%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	2.63%
C000068094 [Member] | C000002358 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	27.09%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000068094 [Member] | C000002334 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	10.42%
C000068094 [Member] | C000002356 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000068094 [Member] | C000181155 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	7.58%
C000068094 [Member] | C000181196 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000068094 [Member] | C000181226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	6.82%
C000068094 [Member] | C000021605 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	4.94%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.38%
C000068094 [Member] | C000021611 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(2.60%)
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	0.55%
C000068094 [Member] | C000021621 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	5.65%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	4.81%
C000068094 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.

Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000068094 [Member] | Participant Loan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000068094 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
• A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systemic Withdrawal Option
C000068094 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000068094 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000068094 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.

C000068094 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com

C000068094 [Member] | Risk Associated With Underlying Funds [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000068094 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000068094 [Member] | Deduction of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000068094 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000068094 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
C000068094 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000068094 [Member] | Cyber Security And Business Continuity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000078453 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.34%
	Investment options (Fund fees and expenses)[2]	0.30%	3.30%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $3,670
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.34%
	Investment options (Fund fees and expenses)[2]	0.30%	3.30%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $3,670
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.34%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.30%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.34%
	Investment options (Fund fees and expenses)[2]	0.30%	3.30%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $3,670
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,414
Highest Annual Cost [Dollars]	$ 3,670
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts –Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
N/A

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2024 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.30%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. In addition, this Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Underlying Funds.
If these arrangements were taken into consideration, the expenses would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$9,208	$16,851	$24,527	$47,586
1.05%	$9,013	$16,280	$23,598	$45,928
0.85%	$8,818	$15,707	$22,662	$44,236
0.75%	$8,721	$15,419	$22,190	$43,377
0.65%	$8,623	$15,131	$21,717	$42,509
0.50%	$8,477	$14,698	$21,003	$41,191
0.35%	$8,331	$14,263	$20,284	$39,852
0.15%	$8,136	$13,682	$19,319	$38,035
0.00%	$7,990	$13,244	$18,590	$36,649

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,694	$14,124	$23,612	$47,586
1.05%	$4,489	$13,535	$22,673	$45,928
0.85%	$4,284	$12,943	$21,726	$44,236
0.75%	$4,181	$12,646	$21,249	$43,377
0.65%	$4,079	$12,349	$20,770	$42,509
0.50%	$3,925	$11,901	$20,048	$41,191
0.35%	$3,771	$11,452	$19,322	$39,852
0.15%	$3,566	$10,852	$18,346	$38,035
0.00%	$3,413	$10,399	$17,608	$36,649

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,694	$14,124	$23,612	$47,586
1.05%	$4,489	$13,535	$22,673	$45,928
0.85%	$4,284	$12,943	$21,726	$44,236
0.75%	$4,181	$12,646	$21,249	$43,377
0.65%	$4,079	$12,349	$20,770	$42,509
0.50%	$3,925	$11,901	$20,048	$41,191
0.35%	$3,771	$11,452	$19,322	$39,852
0.15%	$3,566	$10,852	$18,346	$38,035
0.00%	$3,413	$10,399	$17,608	$36,649

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50
Other Annual Expense, Minimum [Dollars]	$ 50
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.30%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	3.30%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$9,208	$16,851	$24,527	$47,586
1.05%	$9,013	$16,280	$23,598	$45,928
0.85%	$8,818	$15,707	$22,662	$44,236
0.75%	$8,721	$15,419	$22,190	$43,377
0.65%	$8,623	$15,131	$21,717	$42,509
0.50%	$8,477	$14,698	$21,003	$41,191
0.35%	$8,331	$14,263	$20,284	$39,852
0.15%	$8,136	$13,682	$19,319	$38,035
0.00%	$7,990	$13,244	$18,590	$36,649

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,208
Surrender Expense, 1 Year, Minimum [Dollars]	7,990
Surrender Expense, 3 Years, Maximum [Dollars]	16,851
Surrender Expense, 3 Years, Minimum [Dollars]	13,244
Surrender Expense, 5 Years, Maximum [Dollars]	24,527
Surrender Expense, 5 Years, Minimum [Dollars]	18,590
Surrender Expense, 10 Years, Maximum [Dollars]	47,586
Surrender Expense, 10 Years, Minimum [Dollars]	$ 36,649
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,694	$14,124	$23,612	$47,586
1.05%	$4,489	$13,535	$22,673	$45,928
0.85%	$4,284	$12,943	$21,726	$44,236
0.75%	$4,181	$12,646	$21,249	$43,377
0.65%	$4,079	$12,349	$20,770	$42,509
0.50%	$3,925	$11,901	$20,048	$41,191
0.35%	$3,771	$11,452	$19,322	$39,852
0.15%	$3,566	$10,852	$18,346	$38,035
0.00%	$3,413	$10,399	$17,608	$36,649

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,694
Annuitized Expense, 1 Year, Minimum [Dollars]	3,413
Annuitized Expense, 3 Years, Maximum [Dollars]	14,124
Annuitized Expense, 3 Years, Minimum [Dollars]	10,399
Annuitized Expense, 5 Years, Maximum [Dollars]	23,612
Annuitized Expense, 5 Years, Minimum [Dollars]	17,608
Annuitized Expense, 10 Years, Maximum [Dollars]	47,586
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 36,649
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,694	$14,124	$23,612	$47,586
1.05%	$4,489	$13,535	$22,673	$45,928
0.85%	$4,284	$12,943	$21,726	$44,236
0.75%	$4,181	$12,646	$21,249	$43,377
0.65%	$4,079	$12,349	$20,770	$42,509
0.50%	$3,925	$11,901	$20,048	$41,191
0.35%	$3,771	$11,452	$19,322	$39,852
0.15%	$3,566	$10,852	$18,346	$38,035
0.00%	$3,413	$10,399	$17,608	$36,649

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,694
No Surrender Expense, 1 Year, Minimum [Dollars]	3,413
No Surrender Expense, 3 Years, Maximum [Dollars]	14,124
No Surrender Expense, 3 Years, Minimum [Dollars]	10,399
No Surrender Expense, 5 Years, Maximum [Dollars]	23,612
No Surrender Expense, 5 Years, Minimum [Dollars]	17,608
No Surrender Expense, 10 Years, Maximum [Dollars]	47,586
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 36,649
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.
		Standard	None	•The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.
		Standard	None	•The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A	1.09%	9.61%	8.36%	7.18%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.23%	4.80%	3.95%	3.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	1.04%	-0.32%	2.93%	4.01%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.24%	49.59%	17.62%	15.30%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I*	1.25%	20.02%	10.30%	9.74%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	10.66%	6.49%	5.41%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	3.37%	-0.92%	2.88%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	17.68%	5.06%	7.08%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A	0.85%	1.06%	-0.57%	0.85%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Equity Income Fund - Class A	1.18%	10.26%	5.34%	7.55%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Growth Fund - Class A*	1.14%	25.92%	16.11%	14.68%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A	1.23%	8.23%	7.01%	7.68%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Value	American Century Small Cap Value Fund - Class A	1.34%	6.94%	9.36%	8.74%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century U.S. Government Money Market Fund - Class A	0.71%	4.62%	2.05%	1.48%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds AMCAP Fund® - Class R3	0.98%	20.73%	10.79%	10.57%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	American Funds American Mutual Fund® - Class R3	0.91%	14.57%	9.10%	8.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3	0.91%	9.89%	5.45%	5.18%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income Fund℠ - Class R3	1.06%	13.53%	8.21%	7.87%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Fundamental Investors Fund℠ - Class R3	0.92%	22.63%	12.31%	11.63%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds New Perspective Fund® - Class R3	1.06%	16.39%	10.75%	10.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3	0.91%	18.57%	11.68%	10.96%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3	0.94%	28.02%	14.58%	13.29%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3	0.91%	10.52%	6.22%	6.34%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds The Investment Company of America® - Class R3	0.91%	24.54%	13.81%	11.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds The New Economy Fund® - Class R3	1.06%	23.26%	10.55%	10.86%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.92%	14.91%	10.41%	11.86%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.92%	14.42%	10.36%	9.69%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.94%	21.52%	11.73%	8.01%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)	0.87%	32.07%	16.79%	14.45%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.75%	13.77%	6.77%	8.13%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	31.53%	15.53%	14.57%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	9.55%	7.98%	8.81%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.09%	9.00%	5.74%	5.23%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	10.11%	5.92%	6.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	13.63%	8.03%	8.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares *	0.84%	16.82%	9.21%	9.52%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares *	0.84%	16.29%	9.15%	10.00%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	-5.81%	-5.81%	-5.81%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	8.12%	4.30%	4.80%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares*	1.00%	9.11%	9.59%	8.59%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	24.52%	14.10%	12.61%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	11.47%	6.93%	7.24%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	15.25%	8.86%	8.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	16.14%	9.12%	8.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	16.76%	9.42%	8.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	1.02%	-0.71%	0.91%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares (Closed to Contracts issued on or about 6/1/2014)	0.51%	13.42%	9.80%	9.16%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	24.40%	13.95%	12.54%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Class	0.51%	8.26%	7.88%	8.45%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	30.16%	14.43%	11.57%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	12.19%	6.66%	6.58%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	0.73%	2.81%	0.75%	1.96%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.90%	8.39%	11.04%	12.44%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	22.45%	12.58%	11.75%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.16%	9.85%	6.82%	7.23%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A (Closed to Contracts issued on or about 4/30/2012)	1.19%	4.09%	5.26%	7.80%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI	1.20%	4.10%	5.22%	7.80%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	14.15%	5.18%	7.59%
	Adviser: Columbia Wanger Asset Management LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.99%	23.05%	14.77%	12.48%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A	0.98%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	1.05%	24.46%	13.95%	12.72%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.15%	12.86%	9.62%	8.22%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*	1.20%	8.64%	10.79%	8.80%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Davis New York Venture Fund - Class A	0.92%	17.51%	9.58%	9.77%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.90%	26.04%	15.18%	14.35%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	DWS International Growth Fund - Class A*	1.12%	9.07%	3.20%	4.57%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	13.33%	9.66%	11.74%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.98%	19.46%	8.79%	8.29%
	Adviser: Eaton Vance Management
	Subadviser: N/A
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.98%	7.08%	3.98%	4.58%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.03%	11.49%	8.26%	8.39%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Aggressive Allocation	Empower Aggressive Profile Fund - Investor Class	1.16%	11.94%	8.25%	8.37%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class	0.50%	0.82%	-0.89%	0.81%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
US Fund Conservative Allocation	Empower Conservative Profile Fund - Investor Class*	0.77%	5.09%	3.35%	3.71%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class*	0.70%	1.53%	-0.44%	1.27%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class	0.80%	2.99%	0.56%	1.68%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class*	1.00%	2.87%	4.02%	4.21%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class*	0.90%	21.28%	13.31%	12.45%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class*	1.26%	9.85%	1.35%	-0.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Lazard Asset Management LLC;
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class*	0.98%	7.64%	3.92%	4.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Inflation-Protected Bond	Empower Inflation-Protected Securities Fund - Investor Class*	0.70%	2.80%	2.02%	2.29%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class*	1.20%	4.05%	2.83%	4.93%
	Adviser: Empower Capital Management, LLC
	Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.61%	2.92%	4.19%	4.76%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Foreign Large Value	Empower International Value Fund - Investor Class	1.07%	5.46%	5.13%	6.35%
	Adviser: Empower Capital Management, LLC
	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class*	0.98%	25.44%	17.09%	15.41%
	Adviser: ECM Asset Management Limited
	Subadviser: JPMorgan Investment Management Inc.;Amundi Asset Management US;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Empower Large Cap Value Fund - Investor Class*	0.96%	15.38%	10.30%	9.16%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class*	0.77%	6.43%	4.40%	4.87%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class*	0.79%	6.95%	4.65%	5.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class*	0.82%	7.33%	5.06%	5.65%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class*	0.85%	8.06%	5.57%	7.08%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class*	0.88%	9.19%	6.26%	6.83%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class*	0.90%	10.19%	6.89%	8.44%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class	0.91%	10.82%	7.29%	7.59%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class	0.92%	11.14%	7.42%	8.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class	0.93%	11.10%	7.35%	7.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class	0.93%	10.90%	7.26%	9.05%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class*	1.15%	15.68%	8.80%	8.09%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.
US Fund Moderate Allocation	Empower Moderate Profile Fund - Investor Class*	0.91%	7.95%	5.78%	5.89%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	1.01%	9.34%	6.63%	6.74%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Empower Moderately Conservative Profile Fund - Investor Class*	0.83%	6.45%	4.52%	4.78%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class*	0.90%	5.14%	2.03%	2.85%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class	0.51%	24.33%	13.94%	12.50%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.55%	13.27%	9.72%	9.06%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class*	0.56%	7.94%	7.77%	8.38%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class*	0.59%	4.24%	1.98%	2.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class*	1.19%	10.49%	8.26%	10.05%
	Adviser: ECM Asset Management Limited
	Subadviser: Peregrine Capital Management,LLC;Lord Abbett Equity Trust;
US Fund Small Value	Empower Small Cap Value Fund - Investor Class*	1.09%	8.21%	9.11%	7.97%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	1.02%	9.05%	7.55%	10.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Investment Management,Inc.
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class*	0.59%	0.76%	-0.84%	0.64%
	Adviser: Empower Capital Management, LLC
	Subadviser: Western Asset Management Company, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A*	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A*	1.12%	12.86%	7.82%	6.49%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)	1.96%	16.41%	4.17%	8.96%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.84%	8.06%	3.83%	4.06%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.85%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.85%	15.14%	8.39%	7.76%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Franklin Growth Fund - Class A	0.79%	17.85%	12.39%	12.37%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	7.80%	4.52%	4.61%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1*	0.61%	7.12%	6.04%	5.50%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.84%	11.80%	6.25%	6.00%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.02%	7.52%	5.68%	6.64%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.21%	4.57%	6.36%	6.00%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	11.23%	5.87%	5.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	11.31%	8.33%	8.05%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.85%	2.00%	-0.51%	0.90%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC
US Fund Large Growth	Frost Growth Equity Fund - Investor Class	0.91%	29.56%	16.21%	14.94%
	Adviser: Frost Investment Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A*	0.82%	0.45%	-1.09%	0.35%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.99%	6.54%	2.63%	3.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	16.83%	9.61%	7.70%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.16%	20.15%	10.95%	9.98%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	11.82%	9.50%	7.63%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.25%	7.43%	5.41%	5.99%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	6.12%	4.12%	5.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	20.57%	10.33%	10.00%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Moderate Allocation	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.99%	11.35%	6.99%	7.31%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	8.16%	3.25%	3.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.03%	12.09%	10.31%	10.08%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.06%	9.70%	8.70%	8.92%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	8.57%	6.54%	8.80%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.09%	15.23%	7.31%	6.79%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.13%	41.84%	16.80%	14.90%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	6.19%	3.45%	4.28%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Inflation-Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	1.89%	2.13%	1.99%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	4.37%	3.64%	4.73%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	8.09%	4.91%	5.06%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Growth	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	5.83%	4.54%	7.87%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.07%	11.89%	5.41%	5.35%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.29%	11.34%	6.63%	7.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	0.74%	2.01%	0.04%	1.58%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.18%	10.85%	8.61%	7.69%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.96%	34.73%	15.76%	14.02%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.81%	15.03%	11.48%	9.47%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)	1.28%	-1.39%	-2.31%	1.84%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.05%	24.12%	9.98%	11.21%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	11.37%	7.49%	7.46%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.77%	11.81%	8.05%	7.11%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A	1.39%	-0.66%	-0.62%	2.65%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	0.31%	2.82%	3.95%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.05%	16.28%	9.26%	9.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A	1.05%	3.28%	-0.18%	1.43%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A (Closed to Contracts issued on or about 3/1/2013)	1.10%	13.06%	5.74%	8.45%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	16.22%	10.13%	8.81%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.04%	1.93%	-1.38%	0.85%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A	1.29%	-2.53%	1.02%	4.15%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	27.39%	14.32%	11.32%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.06%	17.07%	9.04%	7.99%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.25%	1.74%	0.92%	3.94%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.98%	19.45%	11.99%	9.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.26%	17.79%	10.63%	7.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.17%	16.19%	7.27%	8.17%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.12%	24.53%	19.29%	11.76%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.07%	30.10%	16.77%	10.86%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.92%	7.87%	8.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	14.81%	9.60%	11.79%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.01%	27.73%	14.87%	15.01%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.14%	12.86%	6.75%	7.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.30%	5.52%	6.81%	5.12%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.75%	1.82%	-0.03%	1.37%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	33.52%	19.67%	17.30%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	12.45%	5.29%	9.65%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	8.72%	8.18%	6.40%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.20%	8.50%	7.94%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.86%	14.14%	13.69%	13.69%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	23.64%	15.39%	12.99%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Money Market-Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class	0.68%	4.63%	2.07%	1.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective on or about 4/25/25, this fund will merge into the JP Morgan SmartRetirement® Income Fund)	0.75%	7.76%	3.70%	4.51%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	8.25%	4.44%	5.20%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	9.66%	5.41%	5.97%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	11.58%	6.88%	6.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	12.80%	7.72%	7.49%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	13.70%	8.38%	7.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.50%	7.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.49%	9.24%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	7.83%	3.70%	4.12%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.01%	13.37%	10.51%	9.80%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM*	1.15%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A*	0.96%	30.74%	7.83%	9.40%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A	0.65%	2.56%	0.09%	1.47%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)	0.69%	17.30%	7.89%	8.26%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)	0.94%	21.89%	7.26%	8.53%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 11/22/2013)	0.90%	22.33%	12.30%	11.17%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A	0.95%	20.59%	10.34%	8.81%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.97%	9.28%	5.38%	4.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.19%	13.62%	8.69%	7.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Global Allocation	Macquarie Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012)(Effective 12/31/24, Delaware Asset Strategy Fund was renamed Macquarie Asset Strategy Fund)	1.06%	13.96%	8.05%	5.69%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Intermediate Core-Plus Bond	Macquarie Diversified Income Fund - Class A* (Effective 12/31/24, Delaware Diversified Income Fund was renamed Macquarie Diversified Income Fund)	0.67%	1.89%	0.37%	1.74%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Macquarie Extended Duration Bond Fund - Class A* (Effective 12/31/24, Delaware Extended Duration Bond Fund was renamed Macquarie Extended Duration Bond Fund)	0.81%	-1.55%	-2.18%	1.46%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Large Growth	Macquarie Large Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Large Cap Growth Fund was renamed Macquarie Large Cap Growth Fund)	0.89%	23.95%	16.23%	15.24%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Natural Resources	Macquarie Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012)(Effective 12/31/24, Delaware Natural Resources Fund was renamed Macquarie Natural Resources Fund)	1.36%	-0.47%	5.72%	0.99%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.71%	19.64%	11.54%	11.25%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*	0.99%	7.68%	4.12%	4.51%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*	0.99%	7.98%	4.45%	4.82%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*	1.00%	8.23%	4.81%	5.11%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*	1.03%	8.62%	5.15%	5.45%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*	1.04%	9.17%	5.72%	5.92%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*	1.07%	10.21%	6.44%	6.50%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*	1.09%	11.28%	7.22%	7.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*	1.10%	12.55%	7.94%	7.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*	1.12%	13.30%	8.42%	8.01%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*	1.13%	13.53%	8.52%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*	1.14%	13.65%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*	1.14%	13.63%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2065+	MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3*	1.14%	13.54%	15.67%	15.67%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*	0.99%	7.33%	4.19%	4.56%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3*	1.06%	6.88%	0.97%	2.97%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.76%	0.33%	-1.00%	0.39%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)	0.83%	31.34%	14.68%	14.82%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.09%	8.83%	5.88%	7.59%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.05%	7.19%	5.09%	7.44%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.28%	6.06%	4.44%	8.71%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.98%	2.83%	3.87%	5.08%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	2.20%	0.16%	1.55%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	7.60%	6.03%	6.32%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Utilities	MFS® Utilities Fund - Class R3* (Closed to Contracts issued on or about 3/1/2013)	1.00%	11.35%	5.71%	6.11%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	11.64%	7.95%	8.54%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	MSIF Global Opportunity Portfolio - Class A	1.25%	27.09%	11.36%	14.44%
	Adviser: Morgan Stanley Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A	1.07%	27.95%	14.06%	11.41%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.24%	15.06%	8.42%	7.09%
	Adviser: North Square Investments, LLC
	Subadviser: NSI Retail Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class (formerly TIAA-CREF Bond Index Fund)	0.32%	1.07%	-0.63%	0.98%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.92%	17.25%	11.02%	10.62%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class (formerly TIAA-CREF Equity Index Fund)	0.30%	23.42%	13.55%	12.23%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	4.33%	5.79%	4.88%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large-Cap Growth Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Growth Index Fund)	0.30%	32.95%	18.61%	16.41%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Nuveen Large-Cap Value Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Value Index Fund)	0.30%	14.02%	8.40%	8.18%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A*	1.19%	16.65%	10.01%	9.15%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Mid-Cap Growth	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (effective 2/28/25, Nuveen Mid Cap Growth Opportunities Fund was renamed Nuveen Small/Mid Cap Growth Opportunities Fund)	1.13%	13.39%	7.62%	8.11%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.05%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A	1.04%	11.64%	10.04%	9.61%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A	1.26%	0.80%	11.67%	3.80%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.90%	2.18%	1.72%	1.89%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class	1.07%	2.05%	-0.56%	1.15%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.85%	2.26%	-0.11%	1.37%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Value	Pioneer Disciplined Value Fund - Class A	0.86%	12.06%	8.10%	8.00%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A	1.01%	17.41%	14.14%	13.29%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	7.85%	3.32%	4.17%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management;
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A	1.59%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.88%	19.01%	12.31%	10.75%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.53%	9.69%	8.82%	7.99%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	3.25%	7.03%	5.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R	1.25%	11.27%	7.99%	7.81%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R	1.16%	28.93%	12.53%	13.09%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	-2.48%	3.35%	3.19%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	0.97%	-11.95%	-5.14%	-2.03%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	5.42%	4.59%	3.97%
	Adviser: Templeton Global Advisors Limited
	Subadviser: Templeton Asset Management Ltd.
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4*	1.16%	11.27%	7.02%	6.44%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A*	1.29%	11.60%	9.85%	8.72%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Pioneer Fund - Class A (effective 4/2/25, Pioneer Fund was renamed Victory Pioneer Fund as a result of a reorganization)	0.93%	22.58%	15.01%	13.13%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011)(effective 4/2/25, Pioneer Mid Cap Value Fund was renamed Victory Pioneer Mid Cap Value Fund as a result of a reorganization)	1.17%	10.47%	9.00%	6.87%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A (effective 4/2/25, Pioneer Strategic Income Fund was renamed Victory Pioneer Strategic Income Fund as a result of a reorganization)	1.11%	4.31%	1.45%	2.63%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)	1.37%	27.09%	14.55%	10.71%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.90%	9.87%	10.72%	10.42%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.26%	5.23%	7.28%	8.96%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	10.26%	7.00%	7.58%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.30%	9.76%	5.72%	7.24%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012)	1.36%	8.67%	7.30%	6.82%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.02%	4.94%	6.22%	6.38%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	-2.60%	0.83%	0.55%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Intermediate Core Bond	Virtus Seix Total Return Bond Fund - Class A*	0.70%	0.88%	-0.14%	1.04%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Virtus Fixed Income Advisers, LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6777

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A	1.09%	9.61%	8.36%	7.18%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.23%	4.80%	3.95%	3.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	1.04%	-0.32%	2.93%	4.01%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.24%	49.59%	17.62%	15.30%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I*	1.25%	20.02%	10.30%	9.74%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	10.66%	6.49%	5.41%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	3.37%	-0.92%	2.88%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	17.68%	5.06%	7.08%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A	0.85%	1.06%	-0.57%	0.85%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Value	American Century Equity Income Fund - Class A	1.18%	10.26%	5.34%	7.55%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Growth Fund - Class A*	1.14%	25.92%	16.11%	14.68%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A	1.23%	8.23%	7.01%	7.68%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Value	American Century Small Cap Value Fund - Class A	1.34%	6.94%	9.36%	8.74%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century U.S. Government Money Market Fund - Class A	0.71%	4.62%	2.05%	1.48%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds AMCAP Fund® - Class R3	0.98%	20.73%	10.79%	10.57%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	American Funds American Mutual Fund® - Class R3	0.91%	14.57%	9.10%	8.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3	0.91%	9.89%	5.45%	5.18%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income Fund℠ - Class R3	1.06%	13.53%	8.21%	7.87%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Fundamental Investors Fund℠ - Class R3	0.92%	22.63%	12.31%	11.63%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds New Perspective Fund® - Class R3	1.06%	16.39%	10.75%	10.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3	0.91%	18.57%	11.68%	10.96%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3	0.94%	28.02%	14.58%	13.29%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3	0.91%	10.52%	6.22%	6.34%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds The Investment Company of America® - Class R3	0.91%	24.54%	13.81%	11.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds The New Economy Fund® - Class R3	1.06%	23.26%	10.55%	10.86%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.92%	14.91%	10.41%	11.86%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.92%	14.42%	10.36%	9.69%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.94%	21.52%	11.73%	8.01%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)	0.87%	32.07%	16.79%	14.45%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.75%	13.77%	6.77%	8.13%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	31.53%	15.53%	14.57%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	9.55%	7.98%	8.81%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.09%	9.00%	5.74%	5.23%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	10.11%	5.92%	6.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	13.63%	8.03%	8.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares *	0.84%	16.82%	9.21%	9.52%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares *	0.84%	16.29%	9.15%	10.00%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	-5.81%	-5.81%	-5.81%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	8.12%	4.30%	4.80%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares*	1.00%	9.11%	9.59%	8.59%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	24.52%	14.10%	12.61%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	11.47%	6.93%	7.24%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	15.25%	8.86%	8.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	16.14%	9.12%	8.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	16.76%	9.42%	8.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	1.02%	-0.71%	0.91%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares (Closed to Contracts issued on or about 6/1/2014)	0.51%	13.42%	9.80%	9.16%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	24.40%	13.95%	12.54%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Class	0.51%	8.26%	7.88%	8.45%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	30.16%	14.43%	11.57%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	12.19%	6.66%	6.58%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	0.73%	2.81%	0.75%	1.96%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.90%	8.39%	11.04%	12.44%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	22.45%	12.58%	11.75%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.16%	9.85%	6.82%	7.23%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A (Closed to Contracts issued on or about 4/30/2012)	1.19%	4.09%	5.26%	7.80%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI	1.20%	4.10%	5.22%	7.80%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	14.15%	5.18%	7.59%
	Adviser: Columbia Wanger Asset Management LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.99%	23.05%	14.77%	12.48%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A	0.98%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	1.05%	24.46%	13.95%	12.72%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.15%	12.86%	9.62%	8.22%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*	1.20%	8.64%	10.79%	8.80%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Davis New York Venture Fund - Class A	0.92%	17.51%	9.58%	9.77%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.90%	26.04%	15.18%	14.35%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	DWS International Growth Fund - Class A*	1.12%	9.07%	3.20%	4.57%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	13.33%	9.66%	11.74%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.98%	19.46%	8.79%	8.29%
	Adviser: Eaton Vance Management
	Subadviser: N/A
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.98%	7.08%	3.98%	4.58%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.03%	11.49%	8.26%	8.39%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Aggressive Allocation	Empower Aggressive Profile Fund - Investor Class	1.16%	11.94%	8.25%	8.37%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class	0.50%	0.82%	-0.89%	0.81%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
US Fund Conservative Allocation	Empower Conservative Profile Fund - Investor Class*	0.77%	5.09%	3.35%	3.71%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class*	0.70%	1.53%	-0.44%	1.27%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class	0.80%	2.99%	0.56%	1.68%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class*	1.00%	2.87%	4.02%	4.21%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class*	0.90%	21.28%	13.31%	12.45%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class*	1.26%	9.85%	1.35%	-0.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Lazard Asset Management LLC;
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class*	0.98%	7.64%	3.92%	4.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Inflation-Protected Bond	Empower Inflation-Protected Securities Fund - Investor Class*	0.70%	2.80%	2.02%	2.29%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class*	1.20%	4.05%	2.83%	4.93%
	Adviser: Empower Capital Management, LLC
	Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.61%	2.92%	4.19%	4.76%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Foreign Large Value	Empower International Value Fund - Investor Class	1.07%	5.46%	5.13%	6.35%
	Adviser: Empower Capital Management, LLC
	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class*	0.98%	25.44%	17.09%	15.41%
	Adviser: ECM Asset Management Limited
	Subadviser: JPMorgan Investment Management Inc.;Amundi Asset Management US;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Empower Large Cap Value Fund - Investor Class*	0.96%	15.38%	10.30%	9.16%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class*	0.77%	6.43%	4.40%	4.87%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class*	0.79%	6.95%	4.65%	5.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class*	0.82%	7.33%	5.06%	5.65%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class*	0.85%	8.06%	5.57%	7.08%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class*	0.88%	9.19%	6.26%	6.83%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class*	0.90%	10.19%	6.89%	8.44%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class	0.91%	10.82%	7.29%	7.59%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class	0.92%	11.14%	7.42%	8.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class	0.93%	11.10%	7.35%	7.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class	0.93%	10.90%	7.26%	9.05%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class*	1.15%	15.68%	8.80%	8.09%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.
US Fund Moderate Allocation	Empower Moderate Profile Fund - Investor Class*	0.91%	7.95%	5.78%	5.89%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	1.01%	9.34%	6.63%	6.74%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Empower Moderately Conservative Profile Fund - Investor Class*	0.83%	6.45%	4.52%	4.78%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class*	0.90%	5.14%	2.03%	2.85%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class	0.51%	24.33%	13.94%	12.50%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.55%	13.27%	9.72%	9.06%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class*	0.56%	7.94%	7.77%	8.38%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class*	0.59%	4.24%	1.98%	2.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class*	1.19%	10.49%	8.26%	10.05%
	Adviser: ECM Asset Management Limited
	Subadviser: Peregrine Capital Management,LLC;Lord Abbett Equity Trust;
US Fund Small Value	Empower Small Cap Value Fund - Investor Class*	1.09%	8.21%	9.11%	7.97%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	1.02%	9.05%	7.55%	10.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Investment Management,Inc.
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class*	0.59%	0.76%	-0.84%	0.64%
	Adviser: Empower Capital Management, LLC
	Subadviser: Western Asset Management Company, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A*	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A*	1.12%	12.86%	7.82%	6.49%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)	1.96%	16.41%	4.17%	8.96%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.84%	8.06%	3.83%	4.06%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.85%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.85%	15.14%	8.39%	7.76%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Franklin Growth Fund - Class A	0.79%	17.85%	12.39%	12.37%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	7.80%	4.52%	4.61%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1*	0.61%	7.12%	6.04%	5.50%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.84%	11.80%	6.25%	6.00%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.02%	7.52%	5.68%	6.64%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.21%	4.57%	6.36%	6.00%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	11.23%	5.87%	5.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	11.31%	8.33%	8.05%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.85%	2.00%	-0.51%	0.90%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC
US Fund Large Growth	Frost Growth Equity Fund - Investor Class	0.91%	29.56%	16.21%	14.94%
	Adviser: Frost Investment Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A*	0.82%	0.45%	-1.09%	0.35%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.99%	6.54%	2.63%	3.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	16.83%	9.61%	7.70%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.16%	20.15%	10.95%	9.98%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	11.82%	9.50%	7.63%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.25%	7.43%	5.41%	5.99%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	6.12%	4.12%	5.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	20.57%	10.33%	10.00%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Moderate Allocation	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.99%	11.35%	6.99%	7.31%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	8.16%	3.25%	3.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.03%	12.09%	10.31%	10.08%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.06%	9.70%	8.70%	8.92%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	8.57%	6.54%	8.80%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.09%	15.23%	7.31%	6.79%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.13%	41.84%	16.80%	14.90%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	6.19%	3.45%	4.28%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Inflation-Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	1.89%	2.13%	1.99%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	4.37%	3.64%	4.73%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	8.09%	4.91%	5.06%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Growth	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	5.83%	4.54%	7.87%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.07%	11.89%	5.41%	5.35%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.29%	11.34%	6.63%	7.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	0.74%	2.01%	0.04%	1.58%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.18%	10.85%	8.61%	7.69%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.96%	34.73%	15.76%	14.02%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.81%	15.03%	11.48%	9.47%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)	1.28%	-1.39%	-2.31%	1.84%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.05%	24.12%	9.98%	11.21%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	11.37%	7.49%	7.46%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.77%	11.81%	8.05%	7.11%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A	1.39%	-0.66%	-0.62%	2.65%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	0.31%	2.82%	3.95%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.05%	16.28%	9.26%	9.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A	1.05%	3.28%	-0.18%	1.43%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A (Closed to Contracts issued on or about 3/1/2013)	1.10%	13.06%	5.74%	8.45%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	16.22%	10.13%	8.81%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.04%	1.93%	-1.38%	0.85%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A	1.29%	-2.53%	1.02%	4.15%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	27.39%	14.32%	11.32%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.06%	17.07%	9.04%	7.99%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.25%	1.74%	0.92%	3.94%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.98%	19.45%	11.99%	9.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.26%	17.79%	10.63%	7.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.17%	16.19%	7.27%	8.17%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.12%	24.53%	19.29%	11.76%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.07%	30.10%	16.77%	10.86%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.92%	7.87%	8.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	14.81%	9.60%	11.79%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.01%	27.73%	14.87%	15.01%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.14%	12.86%	6.75%	7.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.30%	5.52%	6.81%	5.12%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.75%	1.82%	-0.03%	1.37%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	33.52%	19.67%	17.30%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	12.45%	5.29%	9.65%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	8.72%	8.18%	6.40%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.20%	8.50%	7.94%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.86%	14.14%	13.69%	13.69%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	23.64%	15.39%	12.99%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Money Market-Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class	0.68%	4.63%	2.07%	1.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective on or about 4/25/25, this fund will merge into the JP Morgan SmartRetirement® Income Fund)	0.75%	7.76%	3.70%	4.51%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	8.25%	4.44%	5.20%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	9.66%	5.41%	5.97%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	11.58%	6.88%	6.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	12.80%	7.72%	7.49%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	13.70%	8.38%	7.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.50%	7.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.49%	9.24%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	7.83%	3.70%	4.12%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.01%	13.37%	10.51%	9.80%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM*	1.15%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A*	0.96%	30.74%	7.83%	9.40%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A	0.65%	2.56%	0.09%	1.47%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)	0.69%	17.30%	7.89%	8.26%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)	0.94%	21.89%	7.26%	8.53%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 11/22/2013)	0.90%	22.33%	12.30%	11.17%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A	0.95%	20.59%	10.34%	8.81%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.97%	9.28%	5.38%	4.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.19%	13.62%	8.69%	7.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Global Allocation	Macquarie Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012)(Effective 12/31/24, Delaware Asset Strategy Fund was renamed Macquarie Asset Strategy Fund)	1.06%	13.96%	8.05%	5.69%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Intermediate Core-Plus Bond	Macquarie Diversified Income Fund - Class A* (Effective 12/31/24, Delaware Diversified Income Fund was renamed Macquarie Diversified Income Fund)	0.67%	1.89%	0.37%	1.74%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Macquarie Extended Duration Bond Fund - Class A* (Effective 12/31/24, Delaware Extended Duration Bond Fund was renamed Macquarie Extended Duration Bond Fund)	0.81%	-1.55%	-2.18%	1.46%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Large Growth	Macquarie Large Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Large Cap Growth Fund was renamed Macquarie Large Cap Growth Fund)	0.89%	23.95%	16.23%	15.24%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Natural Resources	Macquarie Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012)(Effective 12/31/24, Delaware Natural Resources Fund was renamed Macquarie Natural Resources Fund)	1.36%	-0.47%	5.72%	0.99%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.71%	19.64%	11.54%	11.25%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*	0.99%	7.68%	4.12%	4.51%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*	0.99%	7.98%	4.45%	4.82%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*	1.00%	8.23%	4.81%	5.11%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*	1.03%	8.62%	5.15%	5.45%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*	1.04%	9.17%	5.72%	5.92%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*	1.07%	10.21%	6.44%	6.50%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*	1.09%	11.28%	7.22%	7.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*	1.10%	12.55%	7.94%	7.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*	1.12%	13.30%	8.42%	8.01%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*	1.13%	13.53%	8.52%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*	1.14%	13.65%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*	1.14%	13.63%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2065+	MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3*	1.14%	13.54%	15.67%	15.67%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*	0.99%	7.33%	4.19%	4.56%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3*	1.06%	6.88%	0.97%	2.97%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.76%	0.33%	-1.00%	0.39%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)	0.83%	31.34%	14.68%	14.82%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.09%	8.83%	5.88%	7.59%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.05%	7.19%	5.09%	7.44%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.28%	6.06%	4.44%	8.71%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.98%	2.83%	3.87%	5.08%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	2.20%	0.16%	1.55%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	7.60%	6.03%	6.32%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Utilities	MFS® Utilities Fund - Class R3* (Closed to Contracts issued on or about 3/1/2013)	1.00%	11.35%	5.71%	6.11%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	11.64%	7.95%	8.54%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	MSIF Global Opportunity Portfolio - Class A	1.25%	27.09%	11.36%	14.44%
	Adviser: Morgan Stanley Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A	1.07%	27.95%	14.06%	11.41%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.24%	15.06%	8.42%	7.09%
	Adviser: North Square Investments, LLC
	Subadviser: NSI Retail Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class (formerly TIAA-CREF Bond Index Fund)	0.32%	1.07%	-0.63%	0.98%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.92%	17.25%	11.02%	10.62%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class (formerly TIAA-CREF Equity Index Fund)	0.30%	23.42%	13.55%	12.23%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	4.33%	5.79%	4.88%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	Nuveen Large-Cap Growth Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Growth Index Fund)	0.30%	32.95%	18.61%	16.41%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Nuveen Large-Cap Value Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Value Index Fund)	0.30%	14.02%	8.40%	8.18%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A*	1.19%	16.65%	10.01%	9.15%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Mid-Cap Growth	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (effective 2/28/25, Nuveen Mid Cap Growth Opportunities Fund was renamed Nuveen Small/Mid Cap Growth Opportunities Fund)	1.13%	13.39%	7.62%	8.11%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.05%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A	1.04%	11.64%	10.04%	9.61%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A	1.26%	0.80%	11.67%	3.80%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.90%	2.18%	1.72%	1.89%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class	1.07%	2.05%	-0.56%	1.15%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.85%	2.26%	-0.11%	1.37%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Value	Pioneer Disciplined Value Fund - Class A	0.86%	12.06%	8.10%	8.00%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A	1.01%	17.41%	14.14%	13.29%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	7.85%	3.32%	4.17%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management;
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A	1.59%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.88%	19.01%	12.31%	10.75%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.53%	9.69%	8.82%	7.99%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	3.25%	7.03%	5.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R	1.25%	11.27%	7.99%	7.81%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R	1.16%	28.93%	12.53%	13.09%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	-2.48%	3.35%	3.19%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	0.97%	-11.95%	-5.14%	-2.03%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	5.42%	4.59%	3.97%
	Adviser: Templeton Global Advisors Limited
	Subadviser: Templeton Asset Management Ltd.
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4*	1.16%	11.27%	7.02%	6.44%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A*	1.29%	11.60%	9.85%	8.72%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Pioneer Fund - Class A (effective 4/2/25, Pioneer Fund was renamed Victory Pioneer Fund as a result of a reorganization)	0.93%	22.58%	15.01%	13.13%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011)(effective 4/2/25, Pioneer Mid Cap Value Fund was renamed Victory Pioneer Mid Cap Value Fund as a result of a reorganization)	1.17%	10.47%	9.00%	6.87%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A (effective 4/2/25, Pioneer Strategic Income Fund was renamed Victory Pioneer Strategic Income Fund as a result of a reorganization)	1.11%	4.31%	1.45%	2.63%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)	1.37%	27.09%	14.55%	10.71%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.90%	9.87%	10.72%	10.42%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.26%	5.23%	7.28%	8.96%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	10.26%	7.00%	7.58%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.30%	9.76%	5.72%	7.24%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012)	1.36%	8.67%	7.30%	6.82%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.02%	4.94%	6.22%	6.38%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	-2.60%	0.83%	0.55%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Intermediate Core Bond	Virtus Seix Total Return Bond Fund - Class A*	0.70%	0.88%	-0.14%	1.04%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Virtus Fixed Income Advisers, LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000078453 [Member] | C000028755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	7.18%
C000078453 [Member] | C000028762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	3.25%
C000078453 [Member] | C000027972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(0.32%)
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	4.01%
C000078453 [Member] | C000025004 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	49.59%
Average Annual Total Returns, 5 Years [Percent]	17.62%
Average Annual Total Returns, 10 Years [Percent]	15.30%
C000078453 [Member] | C000025002 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I*
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.02%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	9.74%
C000078453 [Member] | C000089552 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.66%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	5.41%
C000078453 [Member] | C000089292 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	3.37%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	2.88%
C000078453 [Member] | C000089461 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.68%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000078453 [Member] | C000015865 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.55%
C000078453 [Member] | C000017102 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	25.92%
Average Annual Total Returns, 5 Years [Percent]	16.11%
Average Annual Total Returns, 10 Years [Percent]	14.68%
C000078453 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]	1.48%
C000078453 [Member] | C000024006 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	10.57%
C000078453 [Member] | C000024452 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000078453 [Member] | C000024466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	5.18%
C000078453 [Member] | C000024480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income Fund℠ - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.53%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000078453 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	4.98%
C000078453 [Member] | C000025053 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors Fund℠ - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	22.63%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	11.63%
C000078453 [Member] | C000026305 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.39%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	10.75%
C000078453 [Member] | C000025067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	28.02%
Average Annual Total Returns, 5 Years [Percent]	14.58%
Average Annual Total Returns, 10 Years [Percent]	13.29%
C000078453 [Member] | C000023988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.34%
C000078453 [Member] | C000026217 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.54%
Average Annual Total Returns, 5 Years [Percent]	13.81%
Average Annual Total Returns, 10 Years [Percent]	11.43%
C000078453 [Member] | C000026238 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	23.26%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	10.86%
C000078453 [Member] | C000025722 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors Fund - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	18.57%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	10.96%
C000078453 [Member] | C000004204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.91%
Average Annual Total Returns, 5 Years [Percent]	10.41%
Average Annual Total Returns, 10 Years [Percent]	11.86%
C000078453 [Member] | C000004205 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000078453 [Member] | C000004203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000078453 [Member] | C000004885 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	32.07%
Average Annual Total Returns, 5 Years [Percent]	16.79%
Average Annual Total Returns, 10 Years [Percent]	14.45%
C000078453 [Member] | C000004049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	8.13%
C000078453 [Member] | C000006952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	15.53%
Average Annual Total Returns, 10 Years [Percent]	14.57%
C000078453 [Member] | C000005780 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000078453 [Member] | C000005790 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.00%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	5.23%
C000078453 [Member] | C000011997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.11%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	6.51%
C000078453 [Member] | C000089953 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.47%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000078453 [Member] | C000011999 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	8.02%
C000078453 [Member] | C000089957 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	8.51%
C000078453 [Member] | C000063260 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.14%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	8.67%
C000078453 [Member] | C000089962 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	8.78%
C000078453 [Member] | C000187068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares *
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.52%
C000078453 [Member] | C000213845 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares *
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.00%
C000078453 [Member] | C000251826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2070 - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(5.81%)
Average Annual Total Returns, 5 Years [Percent]	(5.81%)
Average Annual Total Returns, 10 Years [Percent]	(5.81%)
C000078453 [Member] | C000012001 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	4.80%
C000078453 [Member] | C000006998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.11%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	8.59%
C000078453 [Member] | C000007904 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	24.52%
Average Annual Total Returns, 5 Years [Percent]	14.10%
Average Annual Total Returns, 10 Years [Percent]	12.61%
C000078453 [Member] | C000000765 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	1.02%
Average Annual Total Returns, 5 Years [Percent]	(0.71%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
C000078453 [Member] | C000000115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	13.42%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	9.16%
C000078453 [Member] | C000000295 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	24.40%
Average Annual Total Returns, 5 Years [Percent]	13.95%
Average Annual Total Returns, 10 Years [Percent]	12.54%
C000078453 [Member] | C000000296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	8.45%
C000078453 [Member] | C000043702 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	30.16%
Average Annual Total Returns, 5 Years [Percent]	14.43%
Average Annual Total Returns, 10 Years [Percent]	11.57%
C000078453 [Member] | C000011378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	6.58%
C000078453 [Member] | C000023758 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	2.81%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	1.96%
C000078453 [Member] | C000023762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	12.44%
C000078453 [Member] | C000046514 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.45%
Average Annual Total Returns, 5 Years [Percent]	12.58%
Average Annual Total Returns, 10 Years [Percent]	11.75%
C000078453 [Member] | C000011723 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	7.23%
C000078453 [Member] | C000046569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000078453 [Member] | C000024954 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	7.59%
C000078453 [Member] | C000032888 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	23.05%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	12.48%
C000078453 [Member] | C000032910 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	31.52%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	14.95%
C000078453 [Member] | C000029874 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	24.46%
Average Annual Total Returns, 5 Years [Percent]	13.95%
Average Annual Total Returns, 10 Years [Percent]	12.72%
C000078453 [Member] | C000029850 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.22%
C000078453 [Member] | C000033005 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	8.64%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000078453 [Member] | C000009516 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	9.77%
C000078453 [Member] | C000015670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.04%
Average Annual Total Returns, 5 Years [Percent]	15.18%
Average Annual Total Returns, 10 Years [Percent]	14.35%
C000078453 [Member] | C000014890 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	4.57%
C000078453 [Member] | C000014179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	11.74%
C000078453 [Member] | C000014207 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Eaton Vance Management
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	19.46%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.29%
C000078453 [Member] | C000013484 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.08%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	4.58%
C000078453 [Member] | C000014226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000078453 [Member] | C000069826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000078453 [Member] | C000069817 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	0.82%
Average Annual Total Returns, 5 Years [Percent]	(0.89%)
Average Annual Total Returns, 10 Years [Percent]	0.81%
C000078453 [Member] | C000069831 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Conservative Allocation
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	3.71%
C000078453 [Member] | C000069832 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Core Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.53%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	1.27%
C000078453 [Member] | C000204662 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Empower Core Strategies Flexible Bond Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	2.99%
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000078453 [Member] | C000204665 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies International Equity Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	2.87%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	4.21%
C000078453 [Member] | C000204670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies U.S. Equity Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.28%
Average Annual Total Returns, 5 Years [Percent]	13.31%
Average Annual Total Returns, 10 Years [Percent]	12.45%
C000078453 [Member] | C000195598 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Empower Emerging Markets Equity Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.;Lazard Asset Management LLC;
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	(0.10%)
C000078453 [Member] | C000069834 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Empower High Yield Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	4.57%
C000078453 [Member] | C000195601 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Empower Inflation-Protected Securities Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	2.80%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	2.29%
C000078453 [Member] | C000069814 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Empower International Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	4.93%
C000078453 [Member] | C000095750 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	2.92%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	4.76%
C000078453 [Member] | C000069813 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Empower International Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	6.35%
C000078453 [Member] | C000069812 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Empower Large Cap Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: ECM Asset Management Limited
Portfolio Company Subadviser [Text Block]	Subadviser: JPMorgan Investment Management Inc.;Amundi Asset Management US;
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	25.44%
Average Annual Total Returns, 5 Years [Percent]	17.09%
Average Annual Total Returns, 10 Years [Percent]	15.41%
C000078453 [Member] | C000101688 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Empower Large Cap Value Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	9.16%
C000078453 [Member] | C000076357 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	4.87%
C000078453 [Member] | C000168747 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	5.86%
C000078453 [Member] | C000076363 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000078453 [Member] | C000168755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000078453 [Member] | C000076369 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	6.83%
C000078453 [Member] | C000168763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	8.44%
C000078453 [Member] | C000076346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	Empower Lifetime 2045 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	7.59%
C000078453 [Member] | C000168771 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	8.86%
C000078453 [Member] | C000076352 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.10%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	7.57%
C000078453 [Member] | C000206613 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	9.05%
C000078453 [Member] | C000069808 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Empower Mid Cap Value Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000078453 [Member] | C000069829 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	5.89%
C000078453 [Member] | C000069828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	6.74%
C000078453 [Member] | C000069830 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Empower Moderately Conservative Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.45%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	4.78%
C000078453 [Member] | C000069833 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Empower Multi-Sector Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	2.85%
C000078453 [Member] | C000069820 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower S&P 500 ® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	24.33%
Average Annual Total Returns, 5 Years [Percent]	13.94%
Average Annual Total Returns, 10 Years [Percent]	12.50%
C000078453 [Member] | C000095752 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.06%
C000078453 [Member] | C000069818 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	8.38%
C000078453 [Member] | C000069816 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	Empower Short Duration Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	4.24%
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	2.01%
C000078453 [Member] | C000159789 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: ECM Asset Management Limited
Portfolio Company Subadviser [Text Block]	Subadviser: Peregrine Capital Management,LLC;Lord Abbett Equity Trust;
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	10.49%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	10.05%
C000078453 [Member] | C000069806 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Empower Small Cap Value Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.21%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	7.97%
C000078453 [Member] | C000069810 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	10.01%
C000078453 [Member] | C000069827 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Empower U.S. Government Securities Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Western Asset Management Company, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.64%
C000078453 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	6.93%
C000078453 [Member] | C000024716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	6.49%
C000078453 [Member] | C000026732 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000078453 [Member] | C000019841 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	4.06%
C000078453 [Member] | C000018620 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.93%
C000078453 [Member] | C000019856 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.14%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.76%
C000078453 [Member] | C000018324 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	12.39%
Average Annual Total Returns, 10 Years [Percent]	12.37%
C000078453 [Member] | C000018329 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.12%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	5.50%
C000078453 [Member] | C000019861 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	6.00%
C000078453 [Member] | C000021373 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.52%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	6.64%
C000078453 [Member] | C000021377 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	6.00%
C000078453 [Member] | C000021390 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	5.94%
C000078453 [Member] | C000020203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000078453 [Member] | C000018526 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Templeton Institutional, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.00%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	0.90%
C000078453 [Member] | C000025396 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	0.45%
Average Annual Total Returns, 5 Years [Percent]	(1.09%)
Average Annual Total Returns, 10 Years [Percent]	0.35%
C000078453 [Member] | C000025422 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.54%
Average Annual Total Returns, 5 Years [Percent]	2.63%
Average Annual Total Returns, 10 Years [Percent]	3.66%
C000078453 [Member] | C000025467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	7.70%
C000078453 [Member] | C000025485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000078453 [Member] | C000025503 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	5.99%
C000078453 [Member] | C000089748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.48%
C000078453 [Member] | C000040985 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	20.57%
Average Annual Total Returns, 5 Years [Percent]	10.33%
Average Annual Total Returns, 10 Years [Percent]	10.00%
C000078453 [Member] | C000040997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	3.60%
C000078453 [Member] | C000041003 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	10.08%
C000078453 [Member] | C000175600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000078453 [Member] | C000040940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	6.79%
C000078453 [Member] | C000040919 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	41.84%
Average Annual Total Returns, 5 Years [Percent]	16.80%
Average Annual Total Returns, 10 Years [Percent]	14.90%
C000078453 [Member] | C000040943 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	4.28%
C000078453 [Member] | C000040952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	1.89%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.99%
C000078453 [Member] | C000089743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000078453 [Member] | C000040967 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	5.35%
C000078453 [Member] | C000040970 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000078453 [Member] | C000040988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	2.01%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.58%
C000078453 [Member] | C000084424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	34.73%
Average Annual Total Returns, 5 Years [Percent]	15.76%
Average Annual Total Returns, 10 Years [Percent]	14.02%
C000078453 [Member] | C000084479 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.03%
Average Annual Total Returns, 5 Years [Percent]	11.48%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000078453 [Member] | C000209639 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	24.12%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	11.21%
C000078453 [Member] | C000000366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.37%
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	7.46%
C000078453 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.81%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	7.11%
C000078453 [Member] | C000000551 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	2.82%
Average Annual Total Returns, 10 Years [Percent]	3.95%
C000078453 [Member] | C000209210 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.64%
C000078453 [Member] | C000209627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	1.43%
C000078453 [Member] | C000209140 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A (Closed to Contracts issued on or about 3/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	8.45%
C000078453 [Member] | C000084376 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000078453 [Member] | C000209633 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	1.93%
Average Annual Total Returns, 5 Years [Percent]	(1.38%)
Average Annual Total Returns, 10 Years [Percent]	0.85%
C000078453 [Member] | C000209335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(2.53%)
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	4.15%
C000078453 [Member] | C000209248 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	27.39%
Average Annual Total Returns, 5 Years [Percent]	14.32%
Average Annual Total Returns, 10 Years [Percent]	11.32%
C000078453 [Member] | C000209346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	7.99%
C000078453 [Member] | C000209234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(1.74%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.38%
C000078453 [Member] | C000000616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Ltd
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	1.74%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	3.94%
C000078453 [Member] | C000209276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	9.97%
C000078453 [Member] | C000000490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	17.79%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000078453 [Member] | C000001325 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	8.17%
C000078453 [Member] | C000084495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	24.53%
Average Annual Total Returns, 5 Years [Percent]	19.29%
Average Annual Total Returns, 10 Years [Percent]	11.76%
C000078453 [Member] | C000084507 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	30.10%
Average Annual Total Returns, 5 Years [Percent]	16.77%
Average Annual Total Returns, 10 Years [Percent]	10.86%
C000078453 [Member] | C000077654 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	8.22%
C000078453 [Member] | C000077741 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	14.81%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	11.79%
C000078453 [Member] | C000077622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	27.73%
Average Annual Total Returns, 5 Years [Percent]	14.87%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000078453 [Member] | C000077677 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000078453 [Member] | C000077692 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	5.12%
C000078453 [Member] | C000009616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000078453 [Member] | C000010798 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	33.52%
Average Annual Total Returns, 5 Years [Percent]	19.67%
Average Annual Total Returns, 10 Years [Percent]	17.30%
C000078453 [Member] | C000010813 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	9.65%
C000078453 [Member] | C000010894 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	6.40%
C000078453 [Member] | C000032445 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective on or about 4/25/25, this fund will merge into the JP Morgan SmartRetirement® Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	4.51%
C000078453 [Member] | C000050048 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	5.20%
C000078453 [Member] | C000032449 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.66%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	5.97%
C000078453 [Member] | C000050052 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.58%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	6.87%
C000078453 [Member] | C000032453 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	7.49%
C000078453 [Member] | C000050059 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000078453 [Member] | C000050060 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	7.93%
C000078453 [Member] | C000109814 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	7.94%
C000078453 [Member] | C000172118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	9.24%
C000078453 [Member] | C000238569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2065 Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	13.69%
Average Annual Total Returns, 10 Years [Percent]	13.69%
C000078453 [Member] | C000032433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	4.12%
C000078453 [Member] | C000012579 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Adviser: Luther King Capital Management Corporation
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.37%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	9.80%
C000078453 [Member] | C000018124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Adviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.79%
C000078453 [Member] | C000018428 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	8.26%
C000078453 [Member] | C000018473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	21.89%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	8.53%
C000078453 [Member] | C000019088 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 11/22/2013)
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	22.33%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	11.17%
C000078453 [Member] | C000019515 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	20.59%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000078453 [Member] | C000019525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.28%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	4.42%
C000078453 [Member] | C000019539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000078453 [Member] | C000017258 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Macquarie Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012)(Effective 12/31/24, Delaware Asset Strategy Fund was renamed Macquarie Asset Strategy Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	5.69%
C000078453 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Macquarie Diversified Income Fund - Class A* (Effective 12/31/24, Delaware Diversified Income Fund was renamed Macquarie Diversified Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	1.89%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.74%
C000078453 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Macquarie Extended Duration Bond Fund - Class A* (Effective 12/31/24, Delaware Extended Duration Bond Fund was renamed Macquarie Extended Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(1.55%)
Average Annual Total Returns, 5 Years [Percent]	(2.18%)
Average Annual Total Returns, 10 Years [Percent]	1.46%
C000078453 [Member] | C000017293 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Macquarie Large Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Large Cap Growth Fund was renamed Macquarie Large Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.95%
Average Annual Total Returns, 5 Years [Percent]	16.23%
Average Annual Total Returns, 10 Years [Percent]	15.24%
C000078453 [Member] | C000073948 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Macquarie Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012)(Effective 12/31/24, Delaware Natural Resources Fund was renamed Macquarie Natural Resources Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(0.47%)
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	0.99%
C000078453 [Member] | C000002049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	19.64%
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	11.25%
C000078453 [Member] | C000198057 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.68%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	4.51%
C000078453 [Member] | C000198062 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	4.82%
C000078453 [Member] | C000198067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	5.11%
C000078453 [Member] | C000198071 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	5.45%
C000078453 [Member] | C000198075 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	9.17%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	5.92%
C000078453 [Member] | C000198079 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.21%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.50%
C000078453 [Member] | C000198083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000078453 [Member] | C000198087 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.55%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000078453 [Member] | C000198035 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.30%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000078453 [Member] | C000198039 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.53%
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000078453 [Member] | C000198043 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.65%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000078453 [Member] | C000198047 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000078453 [Member] | C000198031 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	4.56%
C000078453 [Member] | C000002018 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	0.33%
Average Annual Total Returns, 5 Years [Percent]	(1.00%)
Average Annual Total Returns, 10 Years [Percent]	0.39%
C000078453 [Member] | C000006442 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	31.34%
Average Annual Total Returns, 5 Years [Percent]	14.68%
Average Annual Total Returns, 10 Years [Percent]	14.82%
C000078453 [Member] | C000071436 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	7.44%
C000078453 [Member] | C000002222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	6.06%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	8.71%
C000078453 [Member] | C000002235 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	2.83%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.08%
C000078453 [Member] | C000006772 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	2.20%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	1.55%
C000078453 [Member] | C000006558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.60%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	6.32%
C000078453 [Member] | C000006644 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3* (Closed to Contracts issued on or about 3/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	6.11%
C000078453 [Member] | C000002271 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000078453 [Member] | C000077156 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.95%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	11.41%
C000078453 [Member] | C000205671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NSI Retail Advisors, LLC
Current Expenses [Percent]	2.24%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	7.09%
C000078453 [Member] | C000079524 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Nuveen Bond Index Fund - Retirement Class (formerly TIAA-CREF Bond Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	1.07%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	0.98%
C000078453 [Member] | C000023379 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000078453 [Member] | C000033987 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Equity Index Fund - Retirement Class (formerly TIAA-CREF Equity Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	23.42%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	12.23%
C000078453 [Member] | C000001720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	4.88%
C000078453 [Member] | C000014661 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nuveen Large-Cap Growth Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Growth Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	18.61%
Average Annual Total Returns, 10 Years [Percent]	16.41%
C000078453 [Member] | C000014663 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Nuveen Large-Cap Value Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Value Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	8.18%
C000078453 [Member] | C000012929 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	15.91%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000078453 [Member] | C000012674 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000078453 [Member] | C000012400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	0.80%
Average Annual Total Returns, 5 Years [Percent]	11.67%
Average Annual Total Returns, 10 Years [Percent]	3.80%
C000078453 [Member] | C000026608 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	2.18%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.89%
C000078453 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.05%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000078453 [Member] | C000026645 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.26%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000078453 [Member] | C000011600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	13.29%
C000078453 [Member] | C000015836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management;
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	4.17%
C000078453 [Member] | C000010763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management;
Current Expenses [Percent]	1.59%
Average Annual Total Returns, 1 Year [Percent]	3.04%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.57%
C000078453 [Member] | C000015218 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.01%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	10.75%
C000078453 [Member] | C000026008 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	9.69%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.99%
C000078453 [Member] | C000026025 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	5.68%
C000078453 [Member] | C000005438 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.81%
C000078453 [Member] | C000005455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	28.93%
Average Annual Total Returns, 5 Years [Percent]	12.53%
Average Annual Total Returns, 10 Years [Percent]	13.09%
C000078453 [Member] | C000023811 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(2.48%)
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	3.19%
C000078453 [Member] | C000023828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(11.95%)
Average Annual Total Returns, 5 Years [Percent]	(5.14%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
C000078453 [Member] | C000023844 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Portfolio Company Subadviser [Text Block]	Subadviser: Templeton Asset Management Ltd.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	3.97%
C000078453 [Member] | C000042671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	6.44%
C000078453 [Member] | C000042669 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	8.27%
C000078453 [Member] | C000012333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Subadviser: Westwood Management Corp
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	11.60%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	8.72%
C000078453 [Member] | C000002333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.30%
Average Annual Total Returns, 5 Years [Percent]	14.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
C000078453 [Member] | C000144972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.54%
C000078453 [Member] | C000011118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Pioneer Fund - Class A (effective 4/2/25, Pioneer Fund was renamed Victory Pioneer Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	22.58%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	13.13%
C000078453 [Member] | C000011629 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011)(effective 4/2/25, Pioneer Mid Cap Value Fund was renamed Victory Pioneer Mid Cap Value Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	6.87%
C000078453 [Member] | C000028124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Victory Pioneer Strategic Income Fund - Class A (effective 4/2/25, Pioneer Strategic Income Fund was renamed Victory Pioneer Strategic Income Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.31%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	2.63%
C000078453 [Member] | C000002358 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	27.09%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000078453 [Member] | C000002334 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	10.42%
C000078453 [Member] | C000002356 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000078453 [Member] | C000181155 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	7.58%
C000078453 [Member] | C000181196 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000078453 [Member] | C000181226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012)
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	6.82%
C000078453 [Member] | C000021605 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	4.94%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.38%
C000078453 [Member] | C000021611 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(2.60%)
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	0.55%
C000078453 [Member] | C000017956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Century Diversified Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.06%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.85%
C000078453 [Member] | C000015879 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	American Century Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000078453 [Member] | C000015886 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	8.74%
C000078453 [Member] | C000046565 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A (Closed to Contracts issued on or about 4/30/2012)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	4.09%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000078453 [Member] | C000018490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.80%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	4.61%
C000078453 [Member] | C000210578 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Frost Growth Equity Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Frost Investment Advisors, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	29.56%
Average Annual Total Returns, 5 Years [Percent]	16.21%
Average Annual Total Returns, 10 Years [Percent]	14.94%
C000078453 [Member] | C000025491 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	9.98%
C000078453 [Member] | C000068459 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	7.31%
C000078453 [Member] | C000041006 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.70%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.92%
C000078453 [Member] | C000065308 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	4.73%
C000078453 [Member] | C000040958 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.09%
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	5.06%
C000078453 [Member] | C000077364 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000078453 [Member] | C000209615 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(1.39%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.84%
C000078453 [Member] | C000000562 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets All Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	(0.62%)
Average Annual Total Returns, 10 Years [Percent]	2.65%
C000078453 [Member] | C000003854 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	23.64%
Average Annual Total Returns, 5 Years [Percent]	15.39%
Average Annual Total Returns, 10 Years [Percent]	12.99%
C000078453 [Member] | C000010944 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	JPMorgan U.S. Government Money Market Fund - Reserve Class
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	1.33%
C000078453 [Member] | C000019093 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	30.74%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	9.40%
C000078453 [Member] | C000019995 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	2.56%
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	1.47%
C000078453 [Member] | C000240785 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.54%
Average Annual Total Returns, 5 Years [Percent]	15.67%
Average Annual Total Returns, 10 Years [Percent]	15.67%
C000078453 [Member] | C000074226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	MFS® Emerging Markets Debt Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	2.97%
C000078453 [Member] | C000071433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.59%
C000078453 [Member] | C000085100 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MSIF Global Opportunity Portfolio - Class A
Portfolio Company Adviser [Text Block]	Adviser: Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	27.09%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	14.44%
C000078453 [Member] | C000015168 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Nuveen Small Cap Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	9.15%
C000078453 [Member] | C000015111 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (effective 2/28/25, Nuveen Mid Cap Growth Opportunities Fund was renamed Nuveen Small/Mid Cap Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.11%
C000078453 [Member] | C000027968 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Disciplined Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	8.00%
C000078453 [Member] | C000181187 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	1.04%
C000078453 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.

Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000078453 [Member] | Participant Loan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000078453 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systemic Withdrawal Option
C000078453 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000078453 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000078453 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.

C000078453 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com

C000078453 [Member] | Risk Associated With Underlying Funds [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000078453 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000078453 [Member] | Deduction of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000078453 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000078453 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
C000078453 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000078453 [Member] | Cyber Security And Business Continuity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000078454 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.32%
	Investment options (Fund fees and expenses)[2]	0.30%	3.49%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $3,792
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.32%
	Investment options (Fund fees and expenses)[2]	0.30%	3.49%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $3,792
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.32%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.49%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.32%
	Investment options (Fund fees and expenses)[2]	0.30%	3.49%
1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $3,792
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,414
Highest Annual Cost [Dollars]	$ 3,792
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts –Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
N/A

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2024 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.49%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. In addition, this Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Underlying Funds. If these arrangements were taken into consideration, the expenses would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$9,393	$17,391	$25,402	$49,130
1.05%	$9,198	$16,822	$24,481	$47,504
0.85%	$9,003	$16,252	$23,552	$45,844
0.75%	$8,906	$15,965	$23,084	$45,002
0.65%	$8,808	$15,678	$22,615	$44,151
0.50%	$8,662	$15,247	$21,907	$42,857
0.35%	$8,516	$14,814	$21,194	$41,544
0.15%	$8,321	$14,234	$20,236	$39,762
0.00%	$8,175	$13,798	$19,513	$38,402

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,889	$14,682	$24,497	$49,130
1.05%	$4,684	$14,095	$23,565	$47,504
0.85%	$4,479	$13,505	$22,626	$45,844
0.75%	$4,376	$13,210	$22,153	$45,002
0.65%	$4,274	$12,913	$21,678	$44,151
0.50%	$4,120	$12,468	$20,962	$42,857
0.35%	$3,966	$12,021	$20,241	$41,544
0.15%	$3,761	$11,422	$19,273	$39,762
0.00%	$3,607	$10,972	$18,542	$38,402

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,889	$14,682	$24,497	$49,130
1.05%	$4,684	$14,095	$23,565	$47,504
0.85%	$4,479	$13,505	$22,626	$45,844
0.75%	$4,376	$13,210	$22,153	$45,002
0.65%	$4,274	$12,913	$21,678	$44,151
0.50%	$4,120	$12,468	$20,962	$42,857
0.35%	$3,966	$12,021	$20,241	$41,544
0.15%	$3,761	$11,422	$19,273	$39,762
0.00%	$3,607	$10,972	$18,542	$38,402

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Transfer Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee(1)	$0	$30
Base Contract Fee (as a percentage of average daily Sub-Account value)(2)	0.00%	1.25%
Annual Loan Administration Fee(3)	$50	$50
(1)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(2)The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(3)This fee does not include an interest charged under the terms of the loan.

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50
Other Annual Expense, Minimum [Dollars]	$ 50
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.49%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	3.49%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$9,393	$17,391	$25,402	$49,130
1.05%	$9,198	$16,822	$24,481	$47,504
0.85%	$9,003	$16,252	$23,552	$45,844
0.75%	$8,906	$15,965	$23,084	$45,002
0.65%	$8,808	$15,678	$22,615	$44,151
0.50%	$8,662	$15,247	$21,907	$42,857
0.35%	$8,516	$14,814	$21,194	$41,544
0.15%	$8,321	$14,234	$20,236	$39,762
0.00%	$8,175	$13,798	$19,513	$38,402

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,393
Surrender Expense, 1 Year, Minimum [Dollars]	8,175
Surrender Expense, 3 Years, Maximum [Dollars]	17,391
Surrender Expense, 3 Years, Minimum [Dollars]	13,798
Surrender Expense, 5 Years, Maximum [Dollars]	25,402
Surrender Expense, 5 Years, Minimum [Dollars]	19,513
Surrender Expense, 10 Years, Maximum [Dollars]	49,130
Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,402
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,889	$14,682	$24,497	$49,130
1.05%	$4,684	$14,095	$23,565	$47,504
0.85%	$4,479	$13,505	$22,626	$45,844
0.75%	$4,376	$13,210	$22,153	$45,002
0.65%	$4,274	$12,913	$21,678	$44,151
0.50%	$4,120	$12,468	$20,962	$42,857
0.35%	$3,966	$12,021	$20,241	$41,544
0.15%	$3,761	$11,422	$19,273	$39,762
0.00%	$3,607	$10,972	$18,542	$38,402

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,889
Annuitized Expense, 1 Year, Minimum [Dollars]	3,607
Annuitized Expense, 3 Years, Maximum [Dollars]	14,682
Annuitized Expense, 3 Years, Minimum [Dollars]	10,972
Annuitized Expense, 5 Years, Maximum [Dollars]	24,497
Annuitized Expense, 5 Years, Minimum [Dollars]	18,542
Annuitized Expense, 10 Years, Maximum [Dollars]	49,130
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 38,402
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,889	$14,682	$24,497	$49,130
1.05%	$4,684	$14,095	$23,565	$47,504
0.85%	$4,479	$13,505	$22,626	$45,844
0.75%	$4,376	$13,210	$22,153	$45,002
0.65%	$4,274	$12,913	$21,678	$44,151
0.50%	$4,120	$12,468	$20,962	$42,857
0.35%	$3,966	$12,021	$20,241	$41,544
0.15%	$3,761	$11,422	$19,273	$39,762
0.00%	$3,607	$10,972	$18,542	$38,402

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,889
No Surrender Expense, 1 Year, Minimum [Dollars]	3,607
No Surrender Expense, 3 Years, Maximum [Dollars]	14,682
No Surrender Expense, 3 Years, Minimum [Dollars]	10,972
No Surrender Expense, 5 Years, Maximum [Dollars]	24,497
No Surrender Expense, 5 Years, Minimum [Dollars]	18,542
No Surrender Expense, 10 Years, Maximum [Dollars]	49,130
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,402
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.
		Standard	None	•The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the
•Participant’s life expectancy;
•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.
		Standard	None	•The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the
•Participant’s life expectancy;
•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A	1.09%	9.61%	8.36%	7.18%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A	0.80%	2.31%	-0.10%	1.54%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.90%	8.62%	3.41%	4.22%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.23%	4.80%	3.95%	3.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.04%	-0.32%	2.93%	4.01%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012)	1.24%	49.59%	17.62%	15.30%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I*	1.25%	20.02%	10.30%	9.74%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.41%	7.77%	3.70%	7.55%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	10.66%	6.49%	5.41%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	3.37%	-0.92%	2.88%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Foreign Large Value	Allspring International Equity Fund - Class A*	1.15%	0.05%	2.49%	3.61%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	17.68%	5.06%	7.08%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A	0.85%	1.06%	-0.57%	0.85%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Blend	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.91%	24.42%	11.33%	10.06%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	American Century Equity Income Fund - Class A	1.18%	10.26%	5.34%	7.55%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A	0.80%	0.24%	-1.27%	0.18%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Growth Fund - Class A*	1.14%	25.92%	16.11%	14.68%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A	1.25%	24.55%	11.10%	10.65%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A	1.23%	8.23%	7.01%	7.68%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Value	American Century Small Cap Value Fund - Class A	1.34%	6.94%	9.36%	8.74%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Blend	American Century Small Company Fund - Class A	1.11%	4.16%	6.73%	5.64%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century U.S. Government Money Market Fund - Class A	0.71%	4.62%	2.05%	1.48%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds AMCAP Fund® - Class R3	0.98%	20.73%	10.79%	10.57%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	American Funds American Mutual Fund® - Class R3	0.91%	14.57%	9.10%	8.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3	0.91%	9.89%	5.45%	5.18%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income Fund℠ - Class R3	1.06%	13.53%	8.21%	7.87%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Fundamental Investors Fund℠ - Class R3	0.92%	22.63%	12.31%	11.63%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds New Perspective Fund® - Class R3	1.06%	16.39%	10.75%	10.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3	1.22%	6.20%	4.39%	5.87%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3* (Closed to Contracts issued on or about 5/3/2010)	0.89%	0.86%	-0.01%	1.22%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3	0.94%	28.02%	14.58%	13.29%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3	0.91%	10.52%	6.22%	6.34%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds The Investment Company of America® - Class R3	0.91%	24.54%	13.81%	11.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds The New Economy Fund® - Class R3	1.06%	23.26%	10.55%	10.86%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3	0.91%	18.57%	11.68%	10.96%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.92%	14.91%	10.41%	11.86%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.92%	14.42%	10.36%	9.69%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.94%	21.52%	11.73%	8.01%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*	0.87%	32.07%	16.79%	14.45%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.75%	13.77%	6.77%	8.13%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	31.53%	15.53%	14.57%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	9.55%	7.98%	8.81%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.09%	9.00%	5.74%	5.23%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	10.11%	5.92%	6.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	11.47%	6.93%	7.24%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	13.63%	8.03%	8.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	15.25%	8.86%	8.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	16.14%	9.12%	8.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	16.76%	9.42%	8.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares *	0.84%	16.82%	9.21%	9.52%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares *	0.84%	16.29%	9.15%	10.00%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	-5.81%	-5.81%	-5.81%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	8.12%	4.30%	4.80%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares*	1.00%	9.11%	9.59%	8.59%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	24.52%	14.10%	12.61%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	1.02%	-0.71%	0.91%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares (Closed to Contracts issued on or about 6/1/2014)	0.51%	13.42%	9.80%	9.16%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	24.40%	13.95%	12.54%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	8.26%	7.88%	8.45%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	30.16%	14.43%	11.57%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	12.19%	6.66%	6.58%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	0.73%	2.81%	0.75%	1.96%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.90%	8.39%	11.04%	12.44%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011)	0.95%	4.53%	1.07%	2.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	22.45%	12.58%	11.75%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.16%	9.85%	6.82%	7.23%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A	1.19%	4.09%	5.26%	7.80%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)	1.20%	4.10%	5.22%	7.80%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	14.15%	5.18%	7.59%
	Adviser: Columbia Wanger Asset Management LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.99%	23.05%	14.77%	12.48%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A	0.98%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	1.05%	24.46%	13.95%	12.72%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Value	Columbia Large Cap Value Fund - Institutional Class* (Closed to Contracts issued on or about 12/31/2010)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)	0.72%	15.78%	9.61%	9.21%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.15%	12.86%	9.62%	8.22%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)	0.90%	13.16%	9.92%	8.49%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.25%	26.33%	20.48%	19.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A	1.18%	26.79%	20.31%	19.70%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*	1.20%	8.64%	10.79%	8.80%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Large Value	Davis New York Venture Fund - Class A	0.92%	17.51%	9.58%	9.77%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares	0.98%	21.87%	13.00%	10.14%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSGA Funds Management Inc

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.90%	26.04%	15.18%	14.35%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.16%	10.60%	0.28%	1.83%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: DWS International GmbH
US Fund Foreign Large Growth	DWS International Growth Fund - Class A*	1.12%	9.07%	3.20%	4.57%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	13.33%	9.66%	11.74%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.98%	19.46%	8.79%	8.29%
	Adviser: Eaton Vance Management
	Subadviser: N/A
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.98%	7.08%	3.98%	4.58%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.03%	11.49%	8.26%	8.39%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A*	1.17%	3.52%	6.45%	6.94%
	Adviser: Eaton Vance Management
	Subadviser: Eaton Vance Advisers International Ltd.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Aggressive Allocation	Empower Aggressive Profile Fund - Investor Class	1.16%	11.94%	8.25%	8.37%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class	0.50%	0.82%	-0.89%	0.81%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
US Fund Conservative Allocation	Empower Conservative Profile Fund - Investor Class*	0.77%	5.09%	3.35%	3.71%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class*	0.70%	1.53%	-0.44%	1.27%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class	0.80%	2.99%	0.56%	1.68%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class*	1.00%	2.87%	4.02%	4.21%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class*	0.90%	21.28%	13.31%	12.45%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class*	1.26%	9.85%	1.35%	-0.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Lazard Asset Management LLC;
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class*	0.98%	7.64%	3.92%	4.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Inflation-Protected Bond	Empower Inflation-Protected Securities Fund - Investor Class*	0.70%	2.80%	2.02%	2.29%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class*	1.20%	4.05%	2.83%	4.93%
	Adviser: Empower Capital Management, LLC
	Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.61%	2.92%	4.19%	4.76%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Empower International Value Fund - Investor Class	1.07%	5.46%	5.13%	6.35%
	Adviser: Empower Capital Management, LLC
	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class*	0.98%	25.44%	17.09%	15.41%
	Adviser: ECM Asset Management Limited
	Subadviser: JPMorgan Investment Management Inc.;Amundi Asset Management US;
US Fund Large Value	Empower Large Cap Value Fund - Investor Class*	0.96%	15.38%	10.30%	9.16%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class*	0.77%	6.43%	4.40%	4.87%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class*	0.79%	6.95%	4.65%	5.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class*	0.82%	7.33%	5.06%	5.65%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class*	0.85%	8.06%	5.57%	7.08%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class*	0.88%	9.19%	6.26%	6.83%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class*	0.90%	10.19%	6.89%	8.44%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class	0.91%	10.82%	7.29%	7.59%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class	0.92%	11.14%	7.42%	8.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class	0.93%	11.10%	7.35%	7.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class	0.93%	10.90%	7.26%	9.05%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class*	1.15%	15.68%	8.80%	8.09%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.
US Fund Moderate Allocation	Empower Moderate Profile Fund - Investor Class*	0.91%	7.95%	5.78%	5.89%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	1.01%	9.34%	6.63%	6.74%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Empower Moderately Conservative Profile Fund - Investor Class*	0.83%	6.45%	4.52%	4.78%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class*	0.90%	5.14%	2.03%	2.85%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class	0.51%	24.33%	13.94%	12.50%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.55%	13.27%	9.72%	9.06%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class*	0.56%	7.94%	7.77%	8.38%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class*	0.59%	4.24%	1.98%	2.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class*	1.19%	10.49%	8.26%	10.05%
	Adviser: ECM Asset Management Limited
	Subadviser: Peregrine Capital Management,LLC;Lord Abbett Equity Trust;
US Fund Small Value	Empower Small Cap Value Fund - Investor Class*	1.09%	8.21%	9.11%	7.97%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	1.02%	9.05%	7.55%	10.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Investment Management,Inc.
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class*	0.59%	0.76%	-0.84%	0.64%
	Adviser: Empower Capital Management, LLC
	Subadviser: Western Asset Management Company, LLC
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A*	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A*	1.12%	12.86%	7.82%	6.49%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)	1.96%	16.41%	4.17%	8.96%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)	1.24%	26.08%	13.85%	9.91%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M	1.28%	5.85%	1.51%	3.23%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.84%	8.06%	3.83%	4.06%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.85%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.85%	15.14%	8.39%	7.76%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Franklin Growth Fund - Class A	0.79%	17.85%	12.39%	12.37%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	7.80%	4.52%	4.61%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1*	0.61%	7.12%	6.04%	5.50%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.84%	11.80%	6.25%	6.00%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.02%	7.52%	5.68%	6.64%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.21%	4.57%	6.36%	6.00%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	11.23%	5.87%	5.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	11.31%	8.33%	8.05%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.85%	2.00%	-0.51%	0.90%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC
US Fund Large Growth	Frost Growth Equity Fund - Investor Class	0.91%	29.56%	16.21%	14.94%
	Adviser: Frost Investment Advisors, LLC
	Subadviser: N/A
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	6.63%	3.80%	3.49%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A*	0.82%	0.45%	-1.09%	0.35%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.99%	6.54%	2.63%	3.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	16.83%	9.61%	7.70%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.16%	20.15%	10.95%	9.98%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	11.82%	9.50%	7.63%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.25%	7.43%	5.41%	5.99%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.24%	12.14%	8.40%	9.35%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	6.12%	4.12%	5.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	20.57%	10.33%	10.00%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.99%	11.35%	6.99%	7.31%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	8.16%	3.25%	3.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.03%	12.09%	10.31%	10.08%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.06%	9.70%	8.70%	8.92%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	8.57%	6.54%	8.80%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.09%	15.23%	7.31%	6.79%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.13%	41.84%	16.80%	14.90%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Health	Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.31%	-0.04%	4.27%	7.15%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	6.19%	3.45%	4.28%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Inflation-Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	1.89%	2.13%	1.99%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	4.37%	3.64%	4.73%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	8.09%	4.91%	5.06%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Growth	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	5.83%	4.54%	7.87%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.18%	10.85%	8.61%	7.69%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.07%	11.89%	5.41%	5.35%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.29%	11.34%	6.63%	7.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	0.74%	2.01%	0.04%	1.58%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.96%	34.73%	15.76%	14.02%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.40%	5.48%	7.07%	2.25%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.81%	15.03%	11.48%	9.47%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)	1.28%	-1.39%	-2.31%	1.84%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.05%	24.12%	9.98%	11.21%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	11.37%	7.49%	7.46%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.77%	11.81%	8.05%	7.11%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A	1.39%	-0.66%	-0.62%	2.65%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	0.31%	2.82%	3.95%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Invesco Global Core Equity Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.26%	16.47%	7.53%	6.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.05%	16.28%	9.26%	9.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	-7.47%	-2.40%	5.96%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A	1.05%	3.28%	-0.18%	1.43%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.10%	13.06%	5.74%	8.45%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	16.22%	10.13%	8.81%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.04%	1.93%	-1.38%	0.85%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A	1.29%	-2.53%	1.02%	4.15%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	27.39%	14.32%	11.32%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.06%	17.07%	9.04%	7.99%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.25%	1.74%	0.92%	3.94%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.98%	19.45%	11.99%	9.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.26%	17.79%	10.63%	7.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.17%	16.19%	7.27%	8.17%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.12%	24.53%	19.29%	11.76%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.07%	30.10%	16.77%	10.86%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.92%	7.87%	8.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	14.81%	9.60%	11.79%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.01%	27.73%	14.87%	15.01%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.14%	12.86%	6.75%	7.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.30%	5.52%	6.81%	5.12%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.75%	1.82%	-0.03%	1.37%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	33.52%	19.67%	17.30%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.25%	9.75%	6.98%	8.42%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	12.45%	5.29%	9.65%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	8.72%	8.18%	6.40%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective on or about 4/25/25, this fund will merge into the JP Morgan SmartRetirement® Income Fund)	0.75%	7.76%	3.70%	4.51%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	8.25%	4.44%	5.20%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	9.66%	5.41%	5.97%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	11.58%	6.88%	6.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	12.80%	7.72%	7.49%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	13.70%	8.38%	7.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.50%	7.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.20%	8.50%	7.94%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.49%	9.24%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.86%	14.14%	13.69%	13.69%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	7.83%	3.70%	4.12%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	23.64%	15.39%	12.99%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Money Market-Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class	0.68%	4.63%	2.07%	1.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.01%	13.37%	10.51%	9.80%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM*	1.15%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)	0.69%	17.30%	7.89%	8.26%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	0.94%	21.89%	7.26%	8.53%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A	0.90%	22.33%	12.30%	11.17%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A	0.95%	20.59%	10.34%	8.81%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A*	0.96%	30.74%	7.83%	9.40%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.97%	9.28%	5.38%	4.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A	0.65%	2.56%	0.09%	1.47%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.19%	13.62%	8.69%	7.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Global Allocation	Macquarie Asset Strategy Fund - Class Y (Effective 12/31/24, Delaware Asset Strategy Fund was renamed Macquarie Asset Strategy Fund)	1.06%	13.96%	8.05%	5.69%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Intermediate Core-Plus Bond	Macquarie Diversified Income Fund - Class A* (Effective 12/31/24, Delaware Diversified Income Fund was renamed Macquarie Diversified Income Fund)	0.67%	1.89%	0.37%	1.74%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Macquarie Extended Duration Bond Fund - Class A* (Effective 12/31/24, Delaware Extended Duration Bond Fund was renamed Macquarie Extended Duration Bond Fund)	0.81%	-1.55%	-2.18%	1.46%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Large Growth	Macquarie Large Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Large Cap Growth Fund was renamed Macquarie Large Cap Growth Fund)	0.89%	23.95%	16.23%	15.24%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Natural Resources	Macquarie Natural Resources Fund - Class Y* (Effective 12/31/24, Delaware Natural Resources Fund was renamed Macquarie Natural Resources Fund)	1.36%	-0.47%	5.72%	0.99%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Technology	Macquarie Science & Technology Fund - Class Y (Effective 12/31/24, Delaware Science & Technology Fund was renamed Macquarie Science & Technology Fund)	1.16%	31.35%	14.42%	13.85%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Macquarie Small Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Small Cap Growth Fund was renamed Macquarie Small Cap Growth Fund)	1.13%	14.25%	6.17%	8.23%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.71%	19.64%	11.54%	11.25%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.10%	34.62%	15.65%	15.11%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Intermediate Core Bond	MassMutual Core Bond Fund - Class R4*	0.79%	3.39%	0.08%	1.37%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC;Baring International Investment Ltd;
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4	1.04%	36.15%	16.51%	14.45%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.09%	16.80%	9.47%	8.85%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4	1.21%	9.30%	8.94%	9.64%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
US Fund Global Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	15.36%	8.82%	9.20%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4*	1.53%	-2.55%	3.42%	4.31%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	10.96%	7.50%	9.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	0.13%	4.20%	4.99%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*	0.99%	7.68%	4.12%	4.51%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*	0.99%	7.98%	4.45%	4.82%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*	1.00%	8.23%	4.81%	5.11%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*	1.03%	8.62%	5.15%	5.45%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*	1.04%	9.17%	5.72%	5.92%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*	1.07%	10.21%	6.44%	6.50%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*	1.09%	11.28%	7.22%	7.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*	1.10%	12.55%	7.94%	7.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*	1.12%	13.30%	8.42%	8.01%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*	1.13%	13.53%	8.52%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*	1.14%	13.65%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*	1.14%	13.63%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2065+	MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3*	1.14%	13.54%	15.67%	15.67%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*	0.99%	7.33%	4.19%	4.56%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4*	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC;Baring International Investment Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.30%	14.90%	8.78%	9.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4*	1.10%	12.46%	10.12%	8.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Small Value	MassMutual Small Company Value Fund - Class R4*	1.31%	9.30%	7.37%	6.51%
	Adviser: MML Investment Advisers, LLC
	Subadviser: AllianceBernstein L.P.;American Century Investment Management;
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4*	0.78%	0.29%	-0.71%	0.98%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Metropolitan West Asset Management, LLC.
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3*	1.06%	6.88%	0.97%	2.97%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.76%	0.33%	-1.00%	0.39%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)	0.83%	31.34%	14.68%	14.82%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.09%	8.83%	5.88%	7.59%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.05%	7.19%	5.09%	7.44%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.28%	6.06%	4.44%	8.71%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.98%	2.83%	3.87%	5.08%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010)	1.13%	36.47%	17.27%	17.59%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	2.20%	0.16%	1.55%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	7.60%	6.03%	6.32%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Utilities	MFS® Utilities Fund - Class R3*	1.00%	11.35%	5.71%	6.11%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	11.64%	7.95%	8.54%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	24.15%	13.83%	12.41%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Northern Trust Investments Inc
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A	1.07%	27.95%	14.06%	11.41%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.24%	15.06%	8.42%	7.09%
	Adviser: North Square Investments, LLC
	Subadviser: NSI Retail Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class (formerly TIAA-CREF Bond Index Fund)	0.32%	1.07%	-0.63%	0.98%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.92%	17.25%	11.02%	10.62%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class (formerly TIAA-CREF Equity Index Fund)	0.30%	23.42%	13.55%	12.23%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	4.33%	5.79%	4.88%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Nuveen Large-Cap Growth Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Growth Index Fund)	0.30%	32.95%	18.61%	16.41%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large-Cap Value Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Value Index Fund)	0.30%	14.02%	8.40%	8.18%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A*	1.19%	16.65%	10.01%	9.15%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Mid-Cap Growth	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (effective 2/28/25, Nuveen Mid Cap Growth Opportunities Fund was renamed Nuveen Small/Mid Cap Growth Opportunities Fund)	1.13%	13.39%	7.62%	8.11%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	8.72%	7.98%	6.88%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.05%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A	1.04%	11.64%	10.04%	9.61%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A	1.26%	0.80%	11.67%	3.80%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.90%	2.18%	1.72%	1.89%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class	1.07%	2.05%	-0.56%	1.15%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.85%	2.26%	-0.11%	1.37%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Value	Pioneer Disciplined Value Fund - Class A	0.86%	12.06%	8.10%	8.00%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A	1.01%	17.41%	14.14%	13.29%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	7.85%	3.32%	4.17%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management;
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A	1.59%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.88%	19.01%	12.31%	10.75%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.53%	9.69%	8.82%	7.99%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	3.25%	7.03%	5.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R	1.25%	11.27%	7.99%	7.81%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R	1.16%	28.93%	12.53%	13.09%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	-2.48%	3.35%	3.19%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	0.97%	-11.95%	-5.14%	-2.03%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	5.42%	4.59%	3.97%
	Adviser: Templeton Global Advisors Limited
	Subadviser: Templeton Asset Management Ltd.
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4*	1.16%	11.27%	7.02%	6.44%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011)	1.36%	19.70%	5.00%	7.13%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A*	1.29%	11.60%	9.85%	8.72%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Global Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.42%	8.21%	3.80%	4.35%
	Adviser: UBS Asset Management (Americas) LLC
	Subadviser: N/A
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Victory Pioneer Equity Income Fund - Class A (effective 4/2/25, Pioneer Equity Income Fund was renamed Victory Pioneer Equity Fund as a result of a reorganization)	1.00%	11.25%	6.56%	7.99%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Pioneer Fund - Class A (effective 4/2/25, Pioneer Fund was renamed Victory Pioneer Fund as a result of a reorganization)	0.93%	22.58%	15.01%	13.13%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)(effective 4/2/25, Pioneer Global Sustainable Equity Fund was renamed Victory Pioneer Global Equity Fund as a result of a reorganization)	1.15%	11.46%	11.32%	8.74%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011)(effective 4/2/25, Pioneer Mid Cap Value Fund was renamed Victory Pioneer Mid Cap Value Fund as a result of a reorganization)	1.17%	10.47%	9.00%	6.87%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A (effective 4/2/25, Pioneer Strategic Income Fund was renamed Victory Pioneer Strategic Income Fund as a result of a reorganization)	1.11%	4.31%	1.45%	2.63%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)	1.37%	27.09%	14.55%	10.71%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.90%	9.87%	10.72%	10.42%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.26%	5.23%	7.28%	8.96%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	10.26%	7.00%	7.58%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.30%	9.76%	5.72%	7.24%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A	1.36%	8.67%	7.30%	6.82%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.02%	4.94%	6.22%	6.38%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	-2.60%	0.83%	0.55%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Intermediate Core Bond	Virtus Seix Total Return Bond Fund - Class A*	0.70%	0.88%	-0.14%	1.04%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Virtus Fixed Income Advisers, LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6778

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A	1.09%	9.61%	8.36%	7.18%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Global Bond-USD Hedged	AB Global Bond Fund - Class A	0.80%	2.31%	-0.10%	1.54%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund High Yield Bond	AB High Income Fund - Class A	0.90%	8.62%	3.41%	4.22%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.23%	4.80%	3.95%	3.25%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.04%	-0.32%	2.93%	4.01%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012)	1.24%	49.59%	17.62%	15.30%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I*	1.25%	20.02%	10.30%	9.74%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I	1.41%	7.77%	3.70%	7.55%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A*	1.07%	10.66%	6.49%	5.41%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A*	1.43%	3.37%	-0.92%	2.88%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Foreign Large Value	Allspring International Equity Fund - Class A*	1.15%	0.05%	2.49%	3.61%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A*	1.04%	17.68%	5.06%	7.08%
	Adviser: Allspring Funds Management, LLC
	Subadviser: Allspring Global Investments, LLC
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A	0.85%	1.06%	-0.57%	0.85%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Blend	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010)	0.91%	24.42%	11.33%	10.06%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	American Century Equity Income Fund - Class A	1.18%	10.26%	5.34%	7.55%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A	0.80%	0.24%	-1.27%	0.18%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Century Growth Fund - Class A*	1.14%	25.92%	16.11%	14.68%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A	1.25%	24.55%	11.10%	10.65%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A	1.23%	8.23%	7.01%	7.68%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Value	American Century Small Cap Value Fund - Class A	1.34%	6.94%	9.36%	8.74%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Small Blend	American Century Small Company Fund - Class A	1.11%	4.16%	6.73%	5.64%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Money Market-Taxable	American Century U.S. Government Money Market Fund - Class A	0.71%	4.62%	2.05%	1.48%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
US Fund Large Growth	American Funds AMCAP Fund® - Class R3	0.98%	20.73%	10.79%	10.57%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	American Funds American Mutual Fund® - Class R3	0.91%	14.57%	9.10%	8.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3	0.91%	9.89%	5.45%	5.18%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income Fund℠ - Class R3	1.06%	13.53%	8.21%	7.87%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Fundamental Investors Fund℠ - Class R3	0.92%	22.63%	12.31%	11.63%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds New Perspective Fund® - Class R3	1.06%	16.39%	10.75%	10.75%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3	1.22%	6.20%	4.39%	5.87%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3* (Closed to Contracts issued on or about 5/3/2010)	0.89%	0.86%	-0.01%	1.22%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3	0.94%	28.02%	14.58%	13.29%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3	0.91%	10.52%	6.22%	6.34%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds The Investment Company of America® - Class R3	0.91%	24.54%	13.81%	11.43%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Global Large-Stock Growth	American Funds The New Economy Fund® - Class R3	1.06%	23.26%	10.55%	10.86%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3	0.91%	18.57%	11.68%	10.96%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Fund Large Growth	Ave Maria Growth Fund	0.92%	14.91%	10.41%	11.86%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Blend	Ave Maria Rising Dividend Fund	0.92%	14.42%	10.36%	9.69%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Ave Maria Value Fund	0.94%	21.52%	11.73%	8.01%
	Adviser: Schwartz Investment Counsel Inc
	Subadviser: N/A
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*	0.87%	32.07%	16.79%	14.45%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*	0.75%	13.77%	6.77%	8.13%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*	0.92%	31.53%	15.53%	14.57%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares	0.94%	9.55%	7.98%	8.81%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*	1.09%	9.00%	5.74%	5.23%
	Adviser: BlackRock Advisors, LLC
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*	0.84%	10.11%	5.92%	6.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*	0.84%	11.47%	6.93%	7.24%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*	0.84%	13.63%	8.03%	8.02%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*	0.84%	15.25%	8.86%	8.51%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*	0.84%	16.14%	9.12%	8.67%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*	0.84%	16.76%	9.42%	8.78%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares *	0.84%	16.82%	9.21%	9.52%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares *	0.84%	16.29%	9.15%	10.00%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2065+	BlackRock LifePath® Dynamic 2070 - Investor A Shares*	0.84%	-5.81%	-5.81%	-5.81%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*	0.84%	8.12%	4.30%	4.80%
	Adviser: BlackRock Fund Advisors
	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares*	1.00%	9.11%	9.59%	8.59%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares	0.39%	24.52%	14.10%	12.61%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	1.02%	-0.71%	0.91%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares (Closed to Contracts issued on or about 6/1/2014)	0.51%	13.42%	9.80%	9.16%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	24.40%	13.95%	12.54%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares	0.51%	8.26%	7.88%	8.45%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Global Large-Stock Growth	Calamos Global Equity Fund - Class A*	1.40%	30.16%	14.43%	11.57%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*	1.20%	12.19%	6.66%	6.58%
	Adviser: Calamos Advisors LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	0.73%	2.81%	0.75%	1.96%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Growth	Calvert Equity Fund - Class A	0.90%	8.39%	11.04%	12.44%
	Adviser: Calvert Research and Management
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011)	0.95%	4.53%	1.07%	2.66%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Fund Large Blend	ClearBridge Appreciation Fund - Class A	0.91%	22.45%	12.58%	11.75%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A	1.16%	9.85%	6.82%	7.23%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A	1.19%	4.09%	5.26%	7.80%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)	1.20%	4.10%	5.22%	7.80%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A*	1.07%	14.15%	5.18%	7.59%
	Adviser: Columbia Wanger Asset Management LLC
	Subadviser: N/A
US Fund Large Blend	Columbia Contrarian Core Fund - Class A	0.99%	23.05%	14.77%	12.48%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A	0.98%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)	1.05%	24.46%	13.95%	12.72%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Large Value	Columbia Large Cap Value Fund - Institutional Class* (Closed to Contracts issued on or about 12/31/2010)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)	0.72%	15.78%	9.61%	9.21%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A	1.15%	12.86%	9.62%	8.22%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)	0.90%	13.16%	9.92%	8.49%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.25%	26.33%	20.48%	19.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A	1.18%	26.79%	20.31%	19.70%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*	1.20%	8.64%	10.79%	8.80%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Large Value	Davis New York Venture Fund - Class A	0.92%	17.51%	9.58%	9.77%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares	0.98%	21.87%	13.00%	10.14%
	Adviser: Domini Impact Investments LLC
	Subadviser: SSGA Funds Management Inc

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	DWS Capital Growth Fund - Class A	0.90%	26.04%	15.18%	14.35%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.16%	10.60%	0.28%	1.83%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: DWS International GmbH
US Fund Foreign Large Growth	DWS International Growth Fund - Class A*	1.12%	9.07%	3.20%	4.57%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1.12%	13.33%	9.66%	11.74%
	Adviser: Boston Management and Research
	Subadviser: Atlanta Capital Management Company,LLC
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A	0.98%	19.46%	8.79%	8.29%
	Adviser: Eaton Vance Management
	Subadviser: N/A
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.98%	7.08%	3.98%	4.58%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A	1.03%	11.49%	8.26%	8.39%
	Adviser: Boston Management and Research
	Subadviser: N/A
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A*	1.17%	3.52%	6.45%	6.94%
	Adviser: Eaton Vance Management
	Subadviser: Eaton Vance Advisers International Ltd.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Aggressive Allocation	Empower Aggressive Profile Fund - Investor Class	1.16%	11.94%	8.25%	8.37%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class	0.50%	0.82%	-0.89%	0.81%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
US Fund Conservative Allocation	Empower Conservative Profile Fund - Investor Class*	0.77%	5.09%	3.35%	3.71%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class*	0.70%	1.53%	-0.44%	1.27%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class	0.80%	2.99%	0.56%	1.68%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class*	1.00%	2.87%	4.02%	4.21%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class*	0.90%	21.28%	13.31%	12.45%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class*	1.26%	9.85%	1.35%	-0.10%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.;Lazard Asset Management LLC;
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class*	0.98%	7.64%	3.92%	4.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Inflation-Protected Bond	Empower Inflation-Protected Securities Fund - Investor Class*	0.70%	2.80%	2.02%	2.29%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class*	1.20%	4.05%	2.83%	4.93%
	Adviser: Empower Capital Management, LLC
	Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class	0.61%	2.92%	4.19%	4.76%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Empower International Value Fund - Investor Class	1.07%	5.46%	5.13%	6.35%
	Adviser: Empower Capital Management, LLC
	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class*	0.98%	25.44%	17.09%	15.41%
	Adviser: ECM Asset Management Limited
	Subadviser: JPMorgan Investment Management Inc.;Amundi Asset Management US;
US Fund Large Value	Empower Large Cap Value Fund - Investor Class*	0.96%	15.38%	10.30%	9.16%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class*	0.77%	6.43%	4.40%	4.87%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class*	0.79%	6.95%	4.65%	5.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class*	0.82%	7.33%	5.06%	5.65%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class*	0.85%	8.06%	5.57%	7.08%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class*	0.88%	9.19%	6.26%	6.83%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class*	0.90%	10.19%	6.89%	8.44%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class	0.91%	10.82%	7.29%	7.59%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class	0.92%	11.14%	7.42%	8.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class	0.93%	11.10%	7.35%	7.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class	0.93%	10.90%	7.26%	9.05%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class*	1.15%	15.68%	8.80%	8.09%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.
US Fund Moderate Allocation	Empower Moderate Profile Fund - Investor Class*	0.91%	7.95%	5.78%	5.89%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class*	1.01%	9.34%	6.63%	6.74%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Empower Moderately Conservative Profile Fund - Investor Class*	0.83%	6.45%	4.52%	4.78%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class*	0.90%	5.14%	2.03%	2.85%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class	0.51%	24.33%	13.94%	12.50%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class	0.55%	13.27%	9.72%	9.06%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class*	0.56%	7.94%	7.77%	8.38%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class*	0.59%	4.24%	1.98%	2.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class*	1.19%	10.49%	8.26%	10.05%
	Adviser: ECM Asset Management Limited
	Subadviser: Peregrine Capital Management,LLC;Lord Abbett Equity Trust;
US Fund Small Value	Empower Small Cap Value Fund - Investor Class*	1.09%	8.21%	9.11%	7.97%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	1.02%	9.05%	7.55%	10.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Investment Management,Inc.
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class*	0.59%	0.76%	-0.84%	0.64%
	Adviser: Empower Capital Management, LLC
	Subadviser: Western Asset Management Company, LLC
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A*	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A*	1.12%	12.86%	7.82%	6.49%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)	1.96%	16.41%	4.17%	8.96%
	Adviser: Federated Global Investment Management Corp
	Subadviser: N/A
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)	1.24%	26.08%	13.85%	9.91%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M	1.28%	5.85%	1.51%	3.23%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A	0.84%	8.06%	3.83%	4.06%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.85%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A	0.85%	15.14%	8.39%	7.76%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Large Growth	Franklin Growth Fund - Class A	0.79%	17.85%	12.39%	12.37%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	7.80%	4.52%	4.61%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Income Fund - Class A1*	0.61%	7.12%	6.04%	5.50%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A	0.84%	11.80%	6.25%	6.00%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.02%	7.52%	5.68%	6.64%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A	1.21%	4.57%	6.36%	6.00%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A	1.00%	11.23%	5.87%	5.94%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)	0.97%	11.31%	8.33%	8.05%
	Adviser: Franklin Mutual Advisers, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*	0.85%	2.00%	-0.51%	0.90%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Franklin Templeton Institutional, LLC
US Fund Large Growth	Frost Growth Equity Fund - Investor Class	0.91%	29.56%	16.21%	14.94%
	Adviser: Frost Investment Advisors, LLC
	Subadviser: N/A
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*	1.10%	6.63%	3.80%	3.49%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A*	0.82%	0.45%	-1.09%	0.35%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*	0.99%	6.54%	2.63%	3.66%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*	1.00%	16.83%	9.61%	7.70%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A*	1.16%	20.15%	10.95%	9.98%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*	1.19%	11.82%	9.50%	7.63%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Small Value	Goldman Sachs Small Cap Value Fund - Class A*	1.25%	7.43%	5.41%	5.99%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.24%	12.14%	8.40%	9.35%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	6.12%	4.12%	5.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	20.57%	10.33%	10.00%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.99%	11.35%	6.99%	7.31%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.05%	8.16%	3.25%	3.60%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.03%	12.09%	10.31%	10.08%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.06%	9.70%	8.70%	8.92%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.11%	8.57%	6.54%	8.80%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.09%	15.23%	7.31%	6.79%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.13%	41.84%	16.80%	14.90%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Health	Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.31%	-0.04%	4.27%	7.15%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.97%	6.19%	3.45%	4.28%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Inflation-Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.90%	1.89%	2.13%	1.99%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.96%	4.37%	3.64%	4.73%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Foreign Large Blend	Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.10%	8.09%	4.91%	5.06%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Mid-Cap Growth	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.17%	5.83%	4.54%	7.87%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.18%	10.85%	8.61%	7.69%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.07%	11.89%	5.41%	5.35%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.29%	11.34%	6.63%	7.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)	0.74%	2.01%	0.04%	1.58%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Growth	Invesco American Franchise Fund - Class A	0.96%	34.73%	15.76%	14.02%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*	1.40%	5.48%	7.07%	2.25%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Value	Invesco Comstock Fund - Class A	0.81%	15.03%	11.48%	9.47%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)	1.28%	-1.39%	-2.31%	1.84%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A	1.05%	24.12%	9.98%	11.21%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Dividend Income Fund - Class A	0.93%	11.37%	7.49%	7.46%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Invesco Equity and Income Fund - Class A*	0.77%	11.81%	8.05%	7.11%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A	1.39%	-0.66%	-0.62%	2.65%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A	1.27%	0.31%	2.82%	3.95%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Invesco Global Core Equity Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)	1.26%	16.47%	7.53%	6.93%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Global Large-Stock Growth	Invesco Global Fund - Class A	1.05%	16.28%	9.26%	9.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A	1.14%	-7.47%	-2.40%	5.96%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A	1.05%	3.28%	-0.18%	1.43%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A	1.10%	13.06%	5.74%	8.45%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Growth and Income Fund - Class A	0.78%	16.22%	10.13%	8.81%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Global Bond	Invesco International Bond Fund - Class A*	1.04%	1.93%	-1.38%	0.85%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A	1.29%	-2.53%	1.02%	4.15%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A	1.03%	27.39%	14.32%	11.32%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A	1.06%	17.07%	9.04%	7.99%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Real Estate	Invesco Real Estate Fund - Class A	1.25%	1.74%	0.92%	3.94%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Ltd
US Fund Large Blend	Invesco Rising Dividends Fund - Class A	0.98%	19.45%	11.99%	9.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A	1.26%	17.79%	10.63%	7.82%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A	1.17%	16.19%	7.27%	8.17%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Small Value	Invesco Small Cap Value Fund - Class A	1.12%	24.53%	19.29%	11.76%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A	1.07%	30.10%	16.77%	10.86%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S	1.07%	14.92%	7.87%	8.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S	1.16%	14.81%	9.60%	11.79%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Fund - Class S	1.01%	27.73%	14.87%	15.01%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S	1.14%	12.86%	6.75%	7.22%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S	1.30%	5.52%	6.81%	5.12%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.75%	1.82%	-0.03%	1.37%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	33.52%	19.67%	17.30%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.25%	9.75%	6.98%	8.42%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.24%	12.45%	5.29%	9.65%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	1.19%	8.72%	8.18%	6.40%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective on or about 4/25/25, this fund will merge into the JP Morgan SmartRetirement® Income Fund)	0.75%	7.76%	3.70%	4.51%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	8.25%	4.44%	5.20%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.79%	9.66%	5.41%	5.97%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	11.58%	6.88%	6.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	12.80%	7.72%	7.49%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.84%	13.70%	8.38%	7.87%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.50%	7.93%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.20%	8.50%	7.94%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.85%	14.23%	8.49%	9.24%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date 2065+	JPMorgan SmartRetirement® 2065 Fund - Class A*	0.86%	14.14%	13.69%	13.69%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.69%	7.83%	3.70%	4.12%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.94%	23.64%	15.39%	12.99%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Money Market-Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class	0.68%	4.63%	2.07%	1.33%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Large Blend	LKCM Aquinas Catholic Equity Fund*	1.01%	13.37%	10.51%	9.80%
	Adviser: Luther King Capital Management Corporation
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM*	1.15%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)	0.69%	17.30%	7.89%	8.26%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	0.94%	21.89%	7.26%	8.53%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A	0.90%	22.33%	12.30%	11.17%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A	0.95%	20.59%	10.34%	8.81%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A*	0.96%	30.74%	7.83%	9.40%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A	0.97%	9.28%	5.38%	4.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A	0.65%	2.56%	0.09%	1.47%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A	1.19%	13.62%	8.69%	7.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
US Fund Global Allocation	Macquarie Asset Strategy Fund - Class Y (Effective 12/31/24, Delaware Asset Strategy Fund was renamed Macquarie Asset Strategy Fund)	1.06%	13.96%	8.05%	5.69%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Intermediate Core-Plus Bond	Macquarie Diversified Income Fund - Class A* (Effective 12/31/24, Delaware Diversified Income Fund was renamed Macquarie Diversified Income Fund)	0.67%	1.89%	0.37%	1.74%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Macquarie Extended Duration Bond Fund - Class A* (Effective 12/31/24, Delaware Extended Duration Bond Fund was renamed Macquarie Extended Duration Bond Fund)	0.81%	-1.55%	-2.18%	1.46%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
US Fund Large Growth	Macquarie Large Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Large Cap Growth Fund was renamed Macquarie Large Cap Growth Fund)	0.89%	23.95%	16.23%	15.24%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Natural Resources	Macquarie Natural Resources Fund - Class Y* (Effective 12/31/24, Delaware Natural Resources Fund was renamed Macquarie Natural Resources Fund)	1.36%	-0.47%	5.72%	0.99%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Technology	Macquarie Science & Technology Fund - Class Y (Effective 12/31/24, Delaware Science & Technology Fund was renamed Macquarie Science & Technology Fund)	1.16%	31.35%	14.42%	13.85%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Macquarie Small Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Small Cap Growth Fund was renamed Macquarie Small Cap Growth Fund)	1.13%	14.25%	6.17%	8.23%
	Adviser: Delaware Management Company
	Subadviser: Macquarie Investment Management Global Limited
US Fund Large Blend	Massachusetts Investors Trust - Class R3	0.71%	19.64%	11.54%	11.25%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4	1.10%	34.62%	15.65%	15.11%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Intermediate Core Bond	MassMutual Core Bond Fund - Class R4*	0.79%	3.39%	0.08%	1.37%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC;Baring International Investment Ltd;
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4	1.04%	36.15%	16.51%	14.45%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Value	MassMutual Diversified Value Fund - Class R4	1.09%	16.80%	9.47%	8.85%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4	1.21%	9.30%	8.94%	9.64%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
US Fund Global Large-Stock Growth	MassMutual Global Fund - Class R4	1.38%	15.36%	8.82%	9.20%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4*	1.53%	-2.55%	3.42%	4.31%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4*	1.11%	10.96%	7.50%	9.69%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*	1.24%	0.13%	4.20%	4.99%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*	0.99%	7.68%	4.12%	4.51%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*	0.99%	7.98%	4.45%	4.82%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*	1.00%	8.23%	4.81%	5.11%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*	1.03%	8.62%	5.15%	5.45%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*	1.04%	9.17%	5.72%	5.92%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*	1.07%	10.21%	6.44%	6.50%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*	1.09%	11.28%	7.22%	7.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*	1.10%	12.55%	7.94%	7.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*	1.12%	13.30%	8.42%	8.01%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*	1.13%	13.53%	8.52%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*	1.14%	13.65%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*	1.14%	13.63%	8.53%	8.08%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Target-Date 2065+	MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3*	1.14%	13.54%	15.67%	15.67%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*	0.99%	7.33%	4.19%	4.56%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4*	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC;Baring International Investment Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4	1.30%	14.90%	8.78%	9.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4*	1.10%	12.46%	10.12%	8.63%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Small Value	MassMutual Small Company Value Fund - Class R4*	1.31%	9.30%	7.37%	6.51%
	Adviser: MML Investment Advisers, LLC
	Subadviser: AllianceBernstein L.P.;American Century Investment Management;
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4*	0.78%	0.29%	-0.71%	0.98%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Metropolitan West Asset Management, LLC.
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3*	1.06%	6.88%	0.97%	2.97%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*	0.76%	0.33%	-1.00%	0.39%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)	0.83%	31.34%	14.68%	14.82%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.09%	8.83%	5.88%	7.59%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® International Intrinsic Value Fund - Class R3*	1.05%	7.19%	5.09%	7.44%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.28%	6.06%	4.44%	8.71%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*	0.98%	2.83%	3.87%	5.08%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010)	1.13%	36.47%	17.27%	17.59%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*	0.70%	2.20%	0.16%	1.55%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3	0.72%	7.60%	6.03%	6.32%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Utilities	MFS® Utilities Fund - Class R3*	1.00%	11.35%	5.71%	6.11%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund Large Value	MFS® Value Fund - Class R3*	0.79%	11.64%	7.95%	8.54%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MM S&P 500® Index Fund - Class R4	0.64%	24.15%	13.83%	12.41%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Northern Trust Investments Inc
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A	1.07%	27.95%	14.06%	11.41%
	Adviser: Neuberger Berman Investment Advisers LLC
	Subadviser: N/A
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A*	2.24%	15.06%	8.42%	7.09%
	Adviser: North Square Investments, LLC
	Subadviser: NSI Retail Advisors, LLC
US Fund Intermediate Core Bond	Nuveen Bond Index Fund - Retirement Class (formerly TIAA-CREF Bond Index Fund)	0.32%	1.07%	-0.63%	0.98%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A	0.92%	17.25%	11.02%	10.62%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Large Blend	Nuveen Equity Index Fund - Retirement Class (formerly TIAA-CREF Equity Index Fund)	0.30%	23.42%	13.55%	12.23%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	4.33%	5.79%	4.88%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Nuveen Large-Cap Growth Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Growth Index Fund)	0.30%	32.95%	18.61%	16.41%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Large Value	Nuveen Large-Cap Value Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Value Index Fund)	0.30%	14.02%	8.40%	8.18%
	Adviser: Teachers Advisors LLC
	Subadviser: N/A
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A*	1.19%	16.65%	10.01%	9.15%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Mid-Cap Growth	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (effective 2/28/25, Nuveen Mid Cap Growth Opportunities Fund was renamed Nuveen Small/Mid Cap Growth Opportunities Fund)	1.13%	13.39%	7.62%	8.11%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class	0.85%	8.72%	7.98%	6.88%
	Adviser: Harris Associates L.P.
	Subadviser: N/A
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A*	1.05%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A	1.04%	11.64%	10.04%	9.61%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A	1.26%	0.80%	11.67%	3.80%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A	0.90%	2.18%	1.72%	1.89%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class	1.07%	2.05%	-0.56%	1.15%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A	0.85%	2.26%	-0.11%	1.37%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Fund Large Value	Pioneer Disciplined Value Fund - Class A	0.86%	12.06%	8.10%	8.00%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A	1.01%	17.41%	14.14%	13.29%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund High Yield Bond	Putnam High Yield Fund - Class A	1.03%	7.85%	3.32%	4.17%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management;
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A	1.59%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Putnam Large Cap Value Fund - Class A	0.88%	19.01%	12.31%	10.75%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class*	1.53%	9.69%	8.82%	7.99%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*	1.49%	3.25%	7.03%	5.68%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R	1.25%	11.27%	7.99%	7.81%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R	1.16%	28.93%	12.53%	13.09%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*	1.10%	-2.48%	3.35%	3.19%
	Adviser: Templeton Global Advisors Limited
	Subadviser: N/A
US Fund Global Bond	Templeton Global Bond Fund - Class A*	0.97%	-11.95%	-5.14%	-2.03%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A	1.03%	5.42%	4.59%	3.97%
	Adviser: Templeton Global Advisors Limited
	Subadviser: Templeton Asset Management Ltd.
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4*	1.16%	11.27%	7.02%	6.44%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011)	1.36%	19.70%	5.00%	7.13%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A*	1.29%	11.60%	9.85%	8.72%
	Adviser: Timothy Partners Ltd
	Subadviser: Westwood Management Corp
US Fund Global Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)	1.42%	8.21%	3.80%	4.35%
	Adviser: UBS Asset Management (Americas) LLC
	Subadviser: N/A
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Victory Pioneer Equity Income Fund - Class A (effective 4/2/25, Pioneer Equity Income Fund was renamed Victory Pioneer Equity Fund as a result of a reorganization)	1.00%	11.25%	6.56%	7.99%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Pioneer Fund - Class A (effective 4/2/25, Pioneer Fund was renamed Victory Pioneer Fund as a result of a reorganization)	0.93%	22.58%	15.01%	13.13%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Global Large-Stock Value	Victory Pioneer Global Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)(effective 4/2/25, Pioneer Global Sustainable Equity Fund was renamed Victory Pioneer Global Equity Fund as a result of a reorganization)	1.15%	11.46%	11.32%	8.74%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Mid-Cap Value	Victory Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011)(effective 4/2/25, Pioneer Mid Cap Value Fund was renamed Victory Pioneer Mid Cap Value Fund as a result of a reorganization)	1.17%	10.47%	9.00%	6.87%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Multisector Bond	Victory Pioneer Strategic Income Fund - Class A (effective 4/2/25, Pioneer Strategic Income Fund was renamed Victory Pioneer Strategic Income Fund as a result of a reorganization)	1.11%	4.31%	1.45%	2.63%
	Adviser: Amundi Asset Management US, Inc.
	Subadviser: N/A
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)	1.37%	27.09%	14.55%	10.71%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A	0.90%	9.87%	10.72%	10.42%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A	1.26%	5.23%	7.28%	8.96%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*	1.24%	10.26%	7.00%	7.58%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	1.30%	9.76%	5.72%	7.24%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A	1.36%	8.67%	7.30%	6.82%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Ceredex Value Advisors LLC
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A	1.02%	4.94%	6.22%	6.38%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Foreign Large Blend	Virtus NFJ International Value Fund - Class A*	1.30%	-2.60%	0.83%	0.55%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
US Fund Intermediate Core Bond	Virtus Seix Total Return Bond Fund - Class A*	0.70%	0.88%	-0.14%	1.04%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Virtus Fixed Income Advisers, LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000078454 [Member] | C000028755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	7.18%
C000078454 [Member] | C000028113 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	2.31%
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	1.54%
C000078454 [Member] | C000027601 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	3.41%
Average Annual Total Returns, 10 Years [Percent]	4.22%
C000078454 [Member] | C000028762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	3.25%
C000078454 [Member] | C000027972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(0.32%)
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	4.01%
C000078454 [Member] | C000025004 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	49.59%
Average Annual Total Returns, 5 Years [Percent]	17.62%
Average Annual Total Returns, 10 Years [Percent]	15.30%
C000078454 [Member] | C000025002 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I*
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.02%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	9.74%
C000078454 [Member] | C000025000 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	7.77%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	7.55%
C000078454 [Member] | C000089552 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.66%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	5.41%
C000078454 [Member] | C000089292 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	3.37%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	2.88%
C000078454 [Member] | C000019901 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Allspring International Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	0.05%
Average Annual Total Returns, 5 Years [Percent]	2.49%
Average Annual Total Returns, 10 Years [Percent]	3.61%
C000078454 [Member] | C000089461 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.68%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000078454 [Member] | C000016467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000078454 [Member] | C000015865 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.55%
C000078454 [Member] | C000016431 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.24%
Average Annual Total Returns, 5 Years [Percent]	(1.27%)
Average Annual Total Returns, 10 Years [Percent]	0.18%
C000078454 [Member] | C000017102 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	25.92%
Average Annual Total Returns, 5 Years [Percent]	16.11%
Average Annual Total Returns, 10 Years [Percent]	14.68%
C000078454 [Member] | C000017107 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Heritage Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	24.55%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	10.65%
C000078454 [Member] | C000016485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.16%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	5.64%
C000078454 [Member] | C000162988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]	1.48%
C000078454 [Member] | C000024006 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	10.57%
C000078454 [Member] | C000024452 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000078454 [Member] | C000024466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	5.18%
C000078454 [Member] | C000024480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income Fund℠ - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.53%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000078454 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	4.98%
C000078454 [Member] | C000025053 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors Fund℠ - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	22.63%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	11.63%
C000078454 [Member] | C000026305 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.39%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	10.75%
C000078454 [Member] | C000026378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	5.87%
C000078454 [Member] | C000025100 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	0.86%
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	1.22%
C000078454 [Member] | C000025067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	28.02%
Average Annual Total Returns, 5 Years [Percent]	14.58%
Average Annual Total Returns, 10 Years [Percent]	13.29%
C000078454 [Member] | C000023988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.34%
C000078454 [Member] | C000026217 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.54%
Average Annual Total Returns, 5 Years [Percent]	13.81%
Average Annual Total Returns, 10 Years [Percent]	11.43%
C000078454 [Member] | C000026238 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	23.26%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	10.86%
C000078454 [Member] | C000025722 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors Fund - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	18.57%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	10.96%
C000078454 [Member] | C000004204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.91%
Average Annual Total Returns, 5 Years [Percent]	10.41%
Average Annual Total Returns, 10 Years [Percent]	11.86%
C000078454 [Member] | C000004205 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000078454 [Member] | C000004203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Adviser: Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000078454 [Member] | C000004885 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	32.07%
Average Annual Total Returns, 5 Years [Percent]	16.79%
Average Annual Total Returns, 10 Years [Percent]	14.45%
C000078454 [Member] | C000004049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	8.13%
C000078454 [Member] | C000006952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	15.53%
Average Annual Total Returns, 10 Years [Percent]	14.57%
C000078454 [Member] | C000005780 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000078454 [Member] | C000005790 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.00%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	5.23%
C000078454 [Member] | C000011997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.11%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	6.51%
C000078454 [Member] | C000089953 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.47%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000078454 [Member] | C000011999 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	8.02%
C000078454 [Member] | C000089957 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	8.51%
C000078454 [Member] | C000063260 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.14%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	8.67%
C000078454 [Member] | C000089962 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	8.78%
C000078454 [Member] | C000187068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares *
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.52%
C000078454 [Member] | C000213845 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares *
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.00%
C000078454 [Member] | C000251826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic 2070 - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(5.81%)
Average Annual Total Returns, 5 Years [Percent]	(5.81%)
Average Annual Total Returns, 10 Years [Percent]	(5.81%)
C000078454 [Member] | C000012001 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	Subadviser: BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	4.80%
C000078454 [Member] | C000006998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.11%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	8.59%
C000078454 [Member] | C000007904 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	24.52%
Average Annual Total Returns, 5 Years [Percent]	14.10%
Average Annual Total Returns, 10 Years [Percent]	12.61%
C000078454 [Member] | C000000765 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	1.02%
Average Annual Total Returns, 5 Years [Percent]	(0.71%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
C000078454 [Member] | C000000115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	13.42%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	9.16%
C000078454 [Member] | C000000295 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	24.40%
Average Annual Total Returns, 5 Years [Percent]	13.95%
Average Annual Total Returns, 10 Years [Percent]	12.54%
C000078454 [Member] | C000000296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	8.45%
C000078454 [Member] | C000043702 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	30.16%
Average Annual Total Returns, 5 Years [Percent]	14.43%
Average Annual Total Returns, 10 Years [Percent]	11.57%
C000078454 [Member] | C000011378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	6.58%
C000078454 [Member] | C000023758 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	2.81%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	1.96%
C000078454 [Member] | C000023762 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	12.44%
C000078454 [Member] | C000014095 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	2.66%
C000078454 [Member] | C000046514 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.45%
Average Annual Total Returns, 5 Years [Percent]	12.58%
Average Annual Total Returns, 10 Years [Percent]	11.75%
C000078454 [Member] | C000011723 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	7.23%
C000078454 [Member] | C000046569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000078454 [Member] | C000024954 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	7.59%
C000078454 [Member] | C000032888 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	23.05%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	12.48%
C000078454 [Member] | C000032910 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	31.52%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	14.95%
C000078454 [Member] | C000029874 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	24.46%
Average Annual Total Returns, 5 Years [Percent]	13.95%
Average Annual Total Returns, 10 Years [Percent]	12.72%
C000078454 [Member] | C000097437 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Institutional Class* (Closed to Contracts issued on or about 12/31/2010)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.78%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000078454 [Member] | C000029850 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.22%
C000078454 [Member] | C000029854 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Institutional Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective 11/22/24, Advisor Shares of this fund converted to Institutional Shares of this fund)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.16%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	8.49%
C000078454 [Member] | C000097563 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	26.33%
Average Annual Total Returns, 5 Years [Percent]	20.48%
Average Annual Total Returns, 10 Years [Percent]	19.96%
C000078454 [Member] | C000097546 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Technology and Information Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	26.79%
Average Annual Total Returns, 5 Years [Percent]	20.31%
Average Annual Total Returns, 10 Years [Percent]	19.70%
C000078454 [Member] | C000033005 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	8.64%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000078454 [Member] | C000009516 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	9.77%
C000078454 [Member] | C000009466 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: SSGA Funds Management Inc
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	21.87%
Average Annual Total Returns, 5 Years [Percent]	13.00%
Average Annual Total Returns, 10 Years [Percent]	10.14%
C000078454 [Member] | C000015670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.04%
Average Annual Total Returns, 5 Years [Percent]	15.18%
Average Annual Total Returns, 10 Years [Percent]	14.35%
C000078454 [Member] | C000014875 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: DWS International GmbH
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.60%
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	1.83%
C000078454 [Member] | C000014890 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	4.57%
C000078454 [Member] | C000014179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	11.74%
C000078454 [Member] | C000014207 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Eaton Vance Management
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	19.46%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.29%
C000078454 [Member] | C000013484 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.08%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	4.58%
C000078454 [Member] | C000014226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000078454 [Member] | C000014191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Eaton Vance Worldwide Health Sciences Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	3.52%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000078454 [Member] | C000069826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000078454 [Member] | C000069817 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	0.82%
Average Annual Total Returns, 5 Years [Percent]	(0.89%)
Average Annual Total Returns, 10 Years [Percent]	0.81%
C000078454 [Member] | C000069831 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Conservative Allocation
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	3.71%
C000078454 [Member] | C000069832 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Core Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.53%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	1.27%
C000078454 [Member] | C000204662 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Empower Core Strategies Flexible Bond Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	2.99%
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000078454 [Member] | C000204665 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies International Equity Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	2.87%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	4.21%
C000078454 [Member] | C000204670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies U.S. Equity Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.28%
Average Annual Total Returns, 5 Years [Percent]	13.31%
Average Annual Total Returns, 10 Years [Percent]	12.45%
C000078454 [Member] | C000195598 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Empower Emerging Markets Equity Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.;Lazard Asset Management LLC;
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	(0.10%)
C000078454 [Member] | C000069834 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Empower High Yield Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	4.57%
C000078454 [Member] | C000195601 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Empower Inflation-Protected Securities Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	2.80%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	2.29%
C000078454 [Member] | C000069814 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Empower International Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	4.93%
C000078454 [Member] | C000095750 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	2.92%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	4.76%
C000078454 [Member] | C000069813 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Empower International Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	6.35%
C000078454 [Member] | C000069812 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Empower Large Cap Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: ECM Asset Management Limited
Portfolio Company Subadviser [Text Block]	Subadviser: JPMorgan Investment Management Inc.;Amundi Asset Management US;
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	25.44%
Average Annual Total Returns, 5 Years [Percent]	17.09%
Average Annual Total Returns, 10 Years [Percent]	15.41%
C000078454 [Member] | C000101688 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Empower Large Cap Value Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	9.16%
C000078454 [Member] | C000076357 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	4.87%
C000078454 [Member] | C000168747 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	5.86%
C000078454 [Member] | C000076363 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000078454 [Member] | C000168755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000078454 [Member] | C000076369 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	6.83%
C000078454 [Member] | C000168763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	8.44%
C000078454 [Member] | C000076346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	Empower Lifetime 2045 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	7.59%
C000078454 [Member] | C000168771 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	8.86%
C000078454 [Member] | C000076352 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.10%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	7.57%
C000078454 [Member] | C000206613 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	9.05%
C000078454 [Member] | C000069808 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Empower Mid Cap Value Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000078454 [Member] | C000069829 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	5.89%
C000078454 [Member] | C000069828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	6.74%
C000078454 [Member] | C000069830 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Empower Moderately Conservative Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.45%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	4.78%
C000078454 [Member] | C000069833 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Empower Multi-Sector Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	2.85%
C000078454 [Member] | C000069820 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower S&P 500 ® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	24.33%
Average Annual Total Returns, 5 Years [Percent]	13.94%
Average Annual Total Returns, 10 Years [Percent]	12.50%
C000078454 [Member] | C000095752 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.06%
C000078454 [Member] | C000069818 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	8.38%
C000078454 [Member] | C000069816 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	Empower Short Duration Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	4.24%
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	2.01%
C000078454 [Member] | C000159789 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: ECM Asset Management Limited
Portfolio Company Subadviser [Text Block]	Subadviser: Peregrine Capital Management,LLC;Lord Abbett Equity Trust;
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	10.49%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	10.05%
C000078454 [Member] | C000069806 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Empower Small Cap Value Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.21%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	7.97%
C000078454 [Member] | C000069810 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	10.01%
C000078454 [Member] | C000069827 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Empower U.S. Government Securities Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Western Asset Management Company, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.64%
C000078454 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	6.93%
C000078454 [Member] | C000024716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	6.49%
C000078454 [Member] | C000026732 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000078454 [Member] | C000013949 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	26.08%
Average Annual Total Returns, 5 Years [Percent]	13.85%
Average Annual Total Returns, 10 Years [Percent]	9.91%
C000078454 [Member] | C000014572 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	3.23%
C000078454 [Member] | C000019841 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	4.06%
C000078454 [Member] | C000018620 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.93%
C000078454 [Member] | C000019856 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.14%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.76%
C000078454 [Member] | C000018324 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	12.39%
Average Annual Total Returns, 10 Years [Percent]	12.37%
C000078454 [Member] | C000018329 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.12%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	5.50%
C000078454 [Member] | C000019861 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	6.00%
C000078454 [Member] | C000021373 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.52%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	6.64%
C000078454 [Member] | C000021377 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	6.00%
C000078454 [Member] | C000021390 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	5.94%
C000078454 [Member] | C000020203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000078454 [Member] | C000018526 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Templeton Institutional, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.00%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	0.90%
C000078454 [Member] | C000057076 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	6.63%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	3.49%
C000078454 [Member] | C000025396 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	0.45%
Average Annual Total Returns, 5 Years [Percent]	(1.09%)
Average Annual Total Returns, 10 Years [Percent]	0.35%
C000078454 [Member] | C000025422 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.54%
Average Annual Total Returns, 5 Years [Percent]	2.63%
Average Annual Total Returns, 10 Years [Percent]	3.66%
C000078454 [Member] | C000025467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	7.70%
C000078454 [Member] | C000025485 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000078454 [Member] | C000025503 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	5.99%
C000078454 [Member] | C000025497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	9.35%
C000078454 [Member] | C000089748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.48%
C000078454 [Member] | C000040985 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	20.57%
Average Annual Total Returns, 5 Years [Percent]	10.33%
Average Annual Total Returns, 10 Years [Percent]	10.00%
C000078454 [Member] | C000040997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	3.60%
C000078454 [Member] | C000041003 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	10.08%
C000078454 [Member] | C000175600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000078454 [Member] | C000040940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	6.79%
C000078454 [Member] | C000040919 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	41.84%
Average Annual Total Returns, 5 Years [Percent]	16.80%
Average Annual Total Returns, 10 Years [Percent]	14.90%
C000078454 [Member] | C000040934 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(0.04%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	7.15%
C000078454 [Member] | C000040943 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	4.28%
C000078454 [Member] | C000040952 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	1.89%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.99%
C000078454 [Member] | C000089743 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000078454 [Member] | C000040967 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	5.35%
C000078454 [Member] | C000040970 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000078454 [Member] | C000040988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	2.01%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.58%
C000078454 [Member] | C000084424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	34.73%
Average Annual Total Returns, 5 Years [Percent]	15.76%
Average Annual Total Returns, 10 Years [Percent]	14.02%
C000078454 [Member] | C000092474 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	2.25%
C000078454 [Member] | C000084479 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.03%
Average Annual Total Returns, 5 Years [Percent]	11.48%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000078454 [Member] | C000209639 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	24.12%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	11.21%
C000078454 [Member] | C000000366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.37%
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	7.46%
C000078454 [Member] | C000084366 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.81%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	7.11%
C000078454 [Member] | C000000551 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	2.82%
Average Annual Total Returns, 10 Years [Percent]	3.95%
C000078454 [Member] | C000209210 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.64%
C000078454 [Member] | C000209214 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(7.47%)
Average Annual Total Returns, 5 Years [Percent]	(2.40%)
Average Annual Total Returns, 10 Years [Percent]	5.96%
C000078454 [Member] | C000209627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	1.43%
C000078454 [Member] | C000209140 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	8.45%
C000078454 [Member] | C000084376 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000078454 [Member] | C000209633 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	1.93%
Average Annual Total Returns, 5 Years [Percent]	(1.38%)
Average Annual Total Returns, 10 Years [Percent]	0.85%
C000078454 [Member] | C000209335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(2.53%)
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	4.15%
C000078454 [Member] | C000209248 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	27.39%
Average Annual Total Returns, 5 Years [Percent]	14.32%
Average Annual Total Returns, 10 Years [Percent]	11.32%
C000078454 [Member] | C000209346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	7.99%
C000078454 [Member] | C000209234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(1.74%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.38%
C000078454 [Member] | C000000616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Ltd
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	1.74%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	3.94%
C000078454 [Member] | C000209276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	9.97%
C000078454 [Member] | C000000490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	17.79%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000078454 [Member] | C000001325 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	8.17%
C000078454 [Member] | C000084495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	24.53%
Average Annual Total Returns, 5 Years [Percent]	19.29%
Average Annual Total Returns, 10 Years [Percent]	11.76%
C000078454 [Member] | C000084507 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	30.10%
Average Annual Total Returns, 5 Years [Percent]	16.77%
Average Annual Total Returns, 10 Years [Percent]	10.86%
C000078454 [Member] | C000077654 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	8.22%
C000078454 [Member] | C000077741 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	14.81%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	11.79%
C000078454 [Member] | C000077622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	27.73%
Average Annual Total Returns, 5 Years [Percent]	14.87%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000078454 [Member] | C000077677 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000078454 [Member] | C000077692 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	5.12%
C000078454 [Member] | C000009616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000078454 [Member] | C000010798 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	33.52%
Average Annual Total Returns, 5 Years [Percent]	19.67%
Average Annual Total Returns, 10 Years [Percent]	17.30%
C000078454 [Member] | C000007653 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	8.42%
C000078454 [Member] | C000010813 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	9.65%
C000078454 [Member] | C000010894 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	6.40%
C000078454 [Member] | C000032445 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)(Effective on or about 4/25/25, this fund will merge into the JP Morgan SmartRetirement® Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	4.51%
C000078454 [Member] | C000050048 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	5.20%
C000078454 [Member] | C000032449 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.66%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	5.97%
C000078454 [Member] | C000050052 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.58%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	6.87%
C000078454 [Member] | C000032453 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	7.49%
C000078454 [Member] | C000050059 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000078454 [Member] | C000050060 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	7.93%
C000078454 [Member] | C000109814 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	7.94%
C000078454 [Member] | C000172118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	9.24%
C000078454 [Member] | C000238569 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2065 Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	13.69%
Average Annual Total Returns, 10 Years [Percent]	13.69%
C000078454 [Member] | C000032433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	4.12%
C000078454 [Member] | C000012579 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Adviser: Luther King Capital Management Corporation
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.37%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	9.80%
C000078454 [Member] | C000018124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Adviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.79%
C000078454 [Member] | C000018428 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	8.26%
C000078454 [Member] | C000018473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	21.89%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	8.53%
C000078454 [Member] | C000019088 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	22.33%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	11.17%
C000078454 [Member] | C000019515 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	20.59%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000078454 [Member] | C000019525 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.28%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	4.42%
C000078454 [Member] | C000019539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000078454 [Member] | C000017258 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Macquarie Asset Strategy Fund - Class Y (Effective 12/31/24, Delaware Asset Strategy Fund was renamed Macquarie Asset Strategy Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	5.69%
C000078454 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Macquarie Diversified Income Fund - Class A* (Effective 12/31/24, Delaware Diversified Income Fund was renamed Macquarie Diversified Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	1.89%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.74%
C000078454 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Macquarie Extended Duration Bond Fund - Class A* (Effective 12/31/24, Delaware Extended Duration Bond Fund was renamed Macquarie Extended Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(1.55%)
Average Annual Total Returns, 5 Years [Percent]	(2.18%)
Average Annual Total Returns, 10 Years [Percent]	1.46%
C000078454 [Member] | C000017293 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Macquarie Large Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Large Cap Growth Fund was renamed Macquarie Large Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.95%
Average Annual Total Returns, 5 Years [Percent]	16.23%
Average Annual Total Returns, 10 Years [Percent]	15.24%
C000078454 [Member] | C000073948 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Macquarie Natural Resources Fund - Class Y* (Effective 12/31/24, Delaware Natural Resources Fund was renamed Macquarie Natural Resources Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(0.47%)
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	0.99%
C000078454 [Member] | C000017267 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Macquarie Science & Technology Fund - Class Y (Effective 12/31/24, Delaware Science & Technology Fund was renamed Macquarie Science & Technology Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	31.35%
Average Annual Total Returns, 5 Years [Percent]	14.42%
Average Annual Total Returns, 10 Years [Percent]	13.85%
C000078454 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Macquarie Small Cap Growth Fund - Class Y* (Effective 12/31/24, Delaware Small Cap Growth Fund was renamed Macquarie Small Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Portfolio Company Subadviser [Text Block]	Subadviser: Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	6.17%
Average Annual Total Returns, 10 Years [Percent]	8.23%
C000078454 [Member] | C000002049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	19.64%
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	11.25%
C000078454 [Member] | C000140352 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	34.62%
Average Annual Total Returns, 5 Years [Percent]	15.65%
Average Annual Total Returns, 10 Years [Percent]	15.11%
C000078454 [Member] | C000137083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MassMutual Core Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	3.39%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000078454 [Member] | C000137086 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	36.15%
Average Annual Total Returns, 5 Years [Percent]	16.51%
Average Annual Total Returns, 10 Years [Percent]	14.45%
C000078454 [Member] | C000140384 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000078454 [Member] | C000140385 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	9.30%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	9.64%
C000078454 [Member] | C000137068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	9.20%
C000078454 [Member] | C000137074 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	(2.55%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	4.31%
C000078454 [Member] | C000140357 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management,Inc.;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000078454 [Member] | C000140360 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	0.13%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	4.99%
C000078454 [Member] | C000198057 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.68%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	4.51%
C000078454 [Member] | C000198062 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	4.82%
C000078454 [Member] | C000198067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	5.11%
C000078454 [Member] | C000198071 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	5.45%
C000078454 [Member] | C000198075 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	9.17%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	5.92%
C000078454 [Member] | C000198079 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.21%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.50%
C000078454 [Member] | C000198083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000078454 [Member] | C000198087 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.55%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000078454 [Member] | C000198035 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.30%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000078454 [Member] | C000198039 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.53%
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000078454 [Member] | C000198043 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.65%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000078454 [Member] | C000198047 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000078454 [Member] | C000198031 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	4.56%
C000078454 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.71%
C000078454 [Member] | C000140361 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	9.63%
C000078454 [Member] | C000137078 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.46%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	8.63%
C000078454 [Member] | C000140368 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: AllianceBernstein L.P.;American Century Investment Management;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	9.30%
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	6.51%
C000078454 [Member] | C000090287 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.29%
Average Annual Total Returns, 5 Years [Percent]	(0.71%)
Average Annual Total Returns, 10 Years [Percent]	0.98%
C000078454 [Member] | C000002018 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	0.33%
Average Annual Total Returns, 5 Years [Percent]	(1.00%)
Average Annual Total Returns, 10 Years [Percent]	0.39%
C000078454 [Member] | C000006442 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	31.34%
Average Annual Total Returns, 5 Years [Percent]	14.68%
Average Annual Total Returns, 10 Years [Percent]	14.82%
C000078454 [Member] | C000071436 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	7.44%
C000078454 [Member] | C000002222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	6.06%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	8.71%
C000078454 [Member] | C000002235 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	2.83%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.08%
C000078454 [Member] | C000002258 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	36.47%
Average Annual Total Returns, 5 Years [Percent]	17.27%
Average Annual Total Returns, 10 Years [Percent]	17.59%
C000078454 [Member] | C000006772 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	2.20%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	1.55%
C000078454 [Member] | C000006558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.60%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	6.32%
C000078454 [Member] | C000006644 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	6.11%
C000078454 [Member] | C000002271 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000078454 [Member] | C000010191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Northern Trust Investments Inc
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	24.15%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	12.41%
C000078454 [Member] | C000077156 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.95%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	11.41%
C000078454 [Member] | C000205671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NSI Retail Advisors, LLC
Current Expenses [Percent]	2.24%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	7.09%
C000078454 [Member] | C000079524 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Nuveen Bond Index Fund - Retirement Class (formerly TIAA-CREF Bond Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	1.07%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	0.98%
C000078454 [Member] | C000023379 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000078454 [Member] | C000033987 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Equity Index Fund - Retirement Class (formerly TIAA-CREF Equity Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	23.42%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	12.23%
C000078454 [Member] | C000001720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	4.88%
C000078454 [Member] | C000014661 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Nuveen Large-Cap Growth Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Growth Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	18.61%
Average Annual Total Returns, 10 Years [Percent]	16.41%
C000078454 [Member] | C000014663 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Nuveen Large-Cap Value Index Fund - Retirement Class (formerly TIAA-CREF Large-Cap Value Index Fund)
Portfolio Company Adviser [Text Block]	Adviser: Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	8.18%
C000078454 [Member] | C000007558 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Harris Associates L.P.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	6.88%
C000078454 [Member] | C000012929 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	15.91%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000078454 [Member] | C000012674 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000078454 [Member] | C000012400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	0.80%
Average Annual Total Returns, 5 Years [Percent]	11.67%
Average Annual Total Returns, 10 Years [Percent]	3.80%
C000078454 [Member] | C000026608 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	2.18%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.89%
C000078454 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.05%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000078454 [Member] | C000026645 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.26%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000078454 [Member] | C000011600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	13.29%
C000078454 [Member] | C000015836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management;
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	4.17%
C000078454 [Member] | C000010763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management;
Current Expenses [Percent]	1.59%
Average Annual Total Returns, 1 Year [Percent]	3.04%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.57%
C000078454 [Member] | C000015218 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management;
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.01%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	10.75%
C000078454 [Member] | C000026008 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	9.69%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.99%
C000078454 [Member] | C000026025 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	5.68%
C000078454 [Member] | C000005438 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.81%
C000078454 [Member] | C000005455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	28.93%
Average Annual Total Returns, 5 Years [Percent]	12.53%
Average Annual Total Returns, 10 Years [Percent]	13.09%
C000078454 [Member] | C000023811 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(2.48%)
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	3.19%
C000078454 [Member] | C000023828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(11.95%)
Average Annual Total Returns, 5 Years [Percent]	(5.14%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
C000078454 [Member] | C000023844 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Adviser: Templeton Global Advisors Limited
Portfolio Company Subadviser [Text Block]	Subadviser: Templeton Asset Management Ltd.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	3.97%
C000078454 [Member] | C000042671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	6.44%
C000078454 [Member] | C000042669 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	8.27%
C000078454 [Member] | C000042673 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	19.70%
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	7.13%
C000078454 [Member] | C000012333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Subadviser: Westwood Management Corp
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	11.60%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	8.72%
C000078454 [Member] | C000008182 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: UBS Asset Management (Americas) LLC
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	8.21%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	4.35%
C000078454 [Member] | C000002333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.30%
Average Annual Total Returns, 5 Years [Percent]	14.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
C000078454 [Member] | C000144972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.54%
C000078454 [Member] | C000011065 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Victory Pioneer Equity Income Fund - Class A (effective 4/2/25, Pioneer Equity Income Fund was renamed Victory Pioneer Equity Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.25%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	7.99%
C000078454 [Member] | C000011118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Pioneer Fund - Class A (effective 4/2/25, Pioneer Fund was renamed Victory Pioneer Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	22.58%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	13.13%
C000078454 [Member] | C000028083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Victory Pioneer Global Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)(effective 4/2/25, Pioneer Global Sustainable Equity Fund was renamed Victory Pioneer Global Equity Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.46%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	8.74%
C000078454 [Member] | C000011629 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011)(effective 4/2/25, Pioneer Mid Cap Value Fund was renamed Victory Pioneer Mid Cap Value Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	6.87%
C000078454 [Member] | C000028124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Victory Pioneer Strategic Income Fund - Class A (effective 4/2/25, Pioneer Strategic Income Fund was renamed Victory Pioneer Strategic Income Fund as a result of a reorganization)
Portfolio Company Adviser [Text Block]	Adviser: Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.31%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	2.63%
C000078454 [Member] | C000002358 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	27.09%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000078454 [Member] | C000002334 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	10.42%
C000078454 [Member] | C000002356 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000078454 [Member] | C000181155 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	7.58%
C000078454 [Member] | C000181196 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000078454 [Member] | C000181226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Ceredex Value Advisors LLC
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	6.82%
C000078454 [Member] | C000021605 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	4.94%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.38%
C000078454 [Member] | C000021611 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(2.60%)
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	0.55%
C000078454 [Member] | C000017956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Century Diversified Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.06%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.85%
C000078454 [Member] | C000015879 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	American Century Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000078454 [Member] | C000015886 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	8.74%
C000078454 [Member] | C000046565 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	4.09%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000078454 [Member] | C000018490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.80%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	4.61%
C000078454 [Member] | C000210578 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Frost Growth Equity Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Frost Investment Advisors, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	29.56%
Average Annual Total Returns, 5 Years [Percent]	16.21%
Average Annual Total Returns, 10 Years [Percent]	14.94%
C000078454 [Member] | C000025491 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	9.98%
C000078454 [Member] | C000068459 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	7.31%
C000078454 [Member] | C000041006 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.70%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.92%
C000078454 [Member] | C000065308 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	4.73%
C000078454 [Member] | C000040958 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.09%
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	5.06%
C000078454 [Member] | C000077364 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000078454 [Member] | C000209615 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(1.39%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.84%
C000078454 [Member] | C000000562 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets All Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	(0.62%)
Average Annual Total Returns, 10 Years [Percent]	2.65%
C000078454 [Member] | C000003854 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	23.64%
Average Annual Total Returns, 5 Years [Percent]	15.39%
Average Annual Total Returns, 10 Years [Percent]	12.99%
C000078454 [Member] | C000010944 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	JPMorgan U.S. Government Money Market Fund - Reserve Class
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	1.33%
C000078454 [Member] | C000019093 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	30.74%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	9.40%
C000078454 [Member] | C000019995 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	2.56%
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	1.47%
C000078454 [Member] | C000240785 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065+
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3*
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.54%
Average Annual Total Returns, 5 Years [Percent]	15.67%
Average Annual Total Returns, 10 Years [Percent]	15.67%
C000078454 [Member] | C000074226 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	MFS® Emerging Markets Debt Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	2.97%
C000078454 [Member] | C000071433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.59%
C000078454 [Member] | C000015168 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Nuveen Small Cap Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	9.15%
C000078454 [Member] | C000015111 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (effective 2/28/25, Nuveen Mid Cap Growth Opportunities Fund was renamed Nuveen Small/Mid Cap Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.11%
C000078454 [Member] | C000027968 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Disciplined Value Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	8.00%
C000078454 [Member] | C000181187 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	1.04%
C000078454 [Member] | C000000473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Invesco Global Core Equity Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Ltd
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	16.47%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	6.93%
C000078454 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.

Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

C000078454 [Member] | Participant Loan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000078454 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the
•Participant’s life expectancy;
•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systemic Withdrawal Option
C000078454 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000078454 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000078454 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.

C000078454 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com

C000078454 [Member] | Risk Associated With Underlying Funds [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000078454 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000078454 [Member] | Deduction of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000078454 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000078454 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
C000078454 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000078454 [Member] | Cyber Security And Business Continuity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.